REGISTRATION NO.  2-90305
                                                       REGISTRATION NO. 811-3999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            [X]
                          Pre-Effective Amendment No.            [ ]
                        Post-Effective Amendment No. 50          [X]
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        [X]
                                AMENDMENT NO. 50
                        (check appropriate box or boxes)
                                   ---------
                        JOHN HANCOCK INVESTMENT TRUST II
               (Exact name of Registrant as Specified in Charter)

                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                   (address of Principal Executive Officers)
       Registrant's Telephone Number, including Area Code (617) 375-1702
                                   ----------
                                 SUSAN S. NEWTON
                       Senior Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[X] on March 1, 2002 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                    John Hancock
                                                                    Sector Funds

                                                                      Prospectus


                                                                   March 1, 2002


--------------------------------------------------------------------------------

                                                              Biotechnology Fund

                                                       Financial Industries Fund

                                                            Health Sciences Fund

                                                                Real Estate Fund

                                                              Regional Bank Fund

                                                                 Technology Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                   [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of          Biotechnology Fund                          4
goals, strategies, risks,
performance and expenses.          Financial Industries Fund                   6

                                   Health Sciences Fund                        8

                                   Real Estate Fund                           10

                                   Regional Bank Fund                         12

                                   Technology Fund                            14

 Policies and instructions for     Your account
 opening, maintaining and
 closing an account in any         Choosing a share class                     16
 sector fund.                      How sales charges are calculated           16
                                   Sales charge reductions and waivers        17
                                   Opening an account                         18
                                   Buying shares                              19
                                   Selling shares                             20
                                   Transaction policies                       22
                                   Dividends and account policies             22
                                   Additional investor services               23

                                   Fund details

                                   Business structure                         24
                                   Management biographies                     25
                                   Financial highlights                       26

Further information on the         For more information               back cover
sector funds.

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK SECTOR FUNDS

These funds seek long-term growth by investing primarily in stocks of a single sector or group of industries. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     want to target a particular sector or group of industries

o     have longer time horizons

o     want to further diversify their portfolios

o are seeking funds for the aggressive growth portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

Sector funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment whose value may vary substantially

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock sector funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $30 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Biotechnology Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in securities of U.S. and foreign biotechnology companies. These companies are principally engaged in the research, development or manufacture of various biotechnological products, services and processes. Biotechnology companies typically employ genetic engineering to develop new drugs and products in areas such as health care, pharmaceuticals, medical surgery, biochemistry and agriculture.


Because the fund is non-diversified, it may invest more than 5% of assets in securities of individual companies.

The management team uses fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of growth potential. The team generally assesses the senior management of companies through interviews and company visits.

An independent advisory board composed of scientific and medical experts provides advice and consultation on developments in the biotechnology sector.

The fund may invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may also use certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE


[Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has not existed for a full calendar year, there is no past performance to report.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single industry, its performance depends in large part on the performance of that industry. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

The biotechnology industry is subject to intensive government regulation, including strict regulatory approval requirements for new drugs and products. In addition, biotechnology companies could be hurt by intense competition, patent considerations and rapid technological change. Many biotechnology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.


Stocks of biotechnology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small- capitalization stocks, especially those with low trading volumes.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                                none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.90%     0.90%     0.90%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                             %         %         %
Total fund operating expenses                              %         %         %
Expense reimbursement (at least until 2/28/03)             %         %         %
Net annual operating expenses                              %         %         %

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGER
-----------------------------------
Linda I. Miller, CFA
Managed fund since it began in 2001

See page 25 for the management
biographies.


FUND CODES

Class A     Ticker          --
            CUSIP           410233845
            Newspaper       --
            SEC number      811-4932
            JH fund number  73

Class B     Ticker          --
            CUSIP           410233837
            Newspaper       --
            SEC number      811-4932
            JH fund number  173

Class C     Ticker          --
            CUSIP           410233829
            Newspaper       --
            SEC number      811-4932
            JH fund number  573

Financial Industries Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.


In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.


The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

Best quarter: Q3 '00, 22.94%
Worst quarter: Q3 '98, -20.12%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                          1997    1998     1999    2000     2001
                                         37.76%  4.86%   -1.07%  30.39%        %

-----------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-----------------------------------------------------------------------------------------------
                                                   1 year   5 year   Life of   Life of  Life of
                                                                     Class A  Class B   Class C
Class A before tax (began 3-14-96)                 xx.xx%   xx.xx%    xx.xx%        --       --
Class A after tax on distributions                 xx.xx%   xx.xx%    xx.xx%        --       --
Class A after tax on distributions, with sale      xx.xx%   xx.xx%    xx.xx%        --       --
Class B before tax (began 1-14-97)                 xx.xx%       --        --    xx.xx%       --
Class C before tax (began 3-1-99)                  xx.xx%       --        --        --   xx.xx%
Standard & Poor's 500 Stock Index                  xx.xx%   xx.xx%    xx.xx%    xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates. In addition, securities of small and medium-size companies are more volatile than those of larger companies.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                   Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                             5.00%     5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                                  none(2)  5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                             Class A   Class B  Class C
--------------------------------------------------------------------------------
Management fee                                          0.76%     0.76%    0.76%
Distribution and service (12b-1) fees                   0.30%     1.00%    1.00%
Other expenses                                              %         %        %
Total fund operating expenses                               %         %        %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
Managed fund since it began in 1996

Thomas M. Finucane
Managed fund since it began in 1996

Thomas C. Goggins
Joined fund team in 1998

See page 25 for the management biographies.


FUND CODES

Class A     Ticker          FIDAX
            CUSIP           409905502
            Newspaper       FinIndA
            SEC number      811-3999
            JH fund number  70

Class B     Ticker          FIDBX
            CUSIP           409905601
            Newspaper       FinIndB
            SEC number      811-3999
            JH fund number  170

Class C     Ticker          FIDCX
            CUSIP           409905874
            Newspaper       FinIndC
            SEC number      811-3999
            JH fund number  570

Health Sciences Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign health-care companies. These companies derive more than half of their revenues from health-care related activities or commit more than half of their assets to these activities. Because the fund is non-diversified, it may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the manager studies economic trends to allocate assets among the following major categories:

o     pharmaceuticals and biotechnology

o     medical devices and analytical equipment

o     health-care services

The manager also uses broad economic analysis to identify promising industries within these categories.

The management team then uses fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential and valuation. The team generally assesses the senior management of companies through interviews and company visits. An independent advisory board composed of scientific and medical experts provides advice and consultation on health-care developments.


The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q2 '97, 23.14%
Worst quarter: Q1 `93, -18.85%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------------
   1992     1993    1994     1995    1996      1997    1998      1999    2000     2001
 18.36%    1.20%   8.85%   39.88%   6.50%    29.73%  19.49%    -0.64%  38.22%        %

--------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
--------------------------------------------------------------------------------------------------
                                                    1 year   5 year   Life of   Life of    Life of
                                                                      Class A   Class B    Class C
Class A before tax (began 10-1-91)                  xx.xx%   xx.xx%    xx.xx%        --         --
Class A after tax on distributions                  xx.xx%   xx.xx%    xx.xx%        --         --
Class A after tax on distributions, with sale       xx.xx%   xx.xx%    xx.xx%        --         --
Class B before tax (began 3-7-94)                   xx.xx%   xx.xx%        --    xx.xx%         --
Class C before tax (began 3-1-99)                   xx.xx%       --        --        --     xx.xx%
Standard & Poor's 500 Stock Index                   xx.xx%   xx.xx%    xx.xx%    xx.xx%     xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Stocks of health-care companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' industry allocation or security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred s ales charge (load)
as a % of purchase or sale price, whichever
is less                                                none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.76%     0.76%     0.76%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                             %         %         %
Total fund operating expenses                              %         %         %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGER

Linda I. Miller, CFA
Joined fund team in 1995

See page 25 for the management biographies.


Fund Codes

Class A     Ticker          JHGRX
            CUSIP           410233308
            Newspaper       HthSciA
            SEC number      811-4932
            JH fund number  28

Class B     Ticker          JHRBX
            CUSIP           410233704
            Newspaper       HthSciB
            SEC number      811-4932
            JH fund number  128

Class C     Ticker          JHRCX
            CUSIP           410233852
            Newspaper       --
            SEC number      811-4932
            JH fund number  528

Real Estate Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. Income is a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in securities of real estate companies of any size. These include U.S. and foreign companies in the businesses of owning, managing or marketing real estate; companies in related industries, such as financing or construction; and companies in other businesses that have at least half their assets in real estate holdings.


The fund generally focuses on real estate investment trusts (REITs), which hold real estate and mortgages. The fund invests in companies that are considered fundamentally undervalued due to changing economic conditions, regional economic factors or industry consolidation.


The fund may invest up to 20% of assets in junk bonds rated as low as BB and their unrated equivalents, and up to 15% of assets in foreign securities. The fund may invest up to 20% of its assets in securities of issuers that are not considered real estate companies.


At different times, the fund may emphasize different types of securities or issuers, depending on its outlook for interest rates, real estate prices and other factors.

The fund may use certain derivatives (investments whose value is based on indices, securities or currencies), especially in managing its exposure to interest rate risk. However, it does not intend to use them extensively.


In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q2 '99, 11.57%
Worst quarter: Q3 '99, -8.57%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.
Morgan Stanley REIT Index, an unmanaged index consisting of the most actively traded real estate investment trusts.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                          1999      2000    2001
                                                         2.38%    26.39%       %

---------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
---------------------------------------------------------------------------------------------
                                                 1 year      Life of      Life of     Life of
                                                             Class A      Class B     Class C
Class A before tax (began 9-30-98)               xx.xx%       xx.xx%       xx.xx%          --
Class A after tax on distributions               xx.xx%       xx.xx%       xx.xx%          --
Class A after tax on distributions, with sale    xx.xx%           --       xx.xx%          --
Class B before tax (began 3-1-00)                xx.xx%           --       xx.xx%          --
Class C before tax (began 3-1-00)                xx.xx%           --           --      xx.xx%
Standard & Poor's 500 Stock Index                xx.xx%       xx.xx%       xx.xx%      xx.xx%
Morgan Stanley REIT Index                        xx.xx%       xx.xx%       xx.xx%      xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to movements in real estate markets. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector.

The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Securities of smaller companies are more volatile than those of larger companies.

Because they are securities, REIT shares can fall in value when securities markets fall or when there is an economic downturn. There is also the risk that a REIT's value could fall if it is mismanaged, faces high tenant default risk or is in danger of failing to meet certain IRS standards.

If the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

o If interest rate movements cause the fund's mortgage-backed and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred s ales charge (load)
as a % of purchase or sale price, whichever
is less                                                none(2)   5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.80%     0.80%     0.80%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                             %         %         %
Total fund operating expenses                              %         %         %
Expense reimbursement (at least until 2/28/03)           --%         %       --%
Net annual operating expenses                              %         %         %

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
Managed fund since it began in 1998

James J. McKelvey
Managed fund since it began in 1998

Thomas M. Finucane
Managed fund since it began in 1998

Thomas C. Goggins
Managed fund since it began in 1998

See page 25 for the management biographies.


FUND CODES

Class A     Ticker          --
            CUSIP           478032832
            Newspaper       --
            SEC number      811-3392
            JH fund number  05

Class B     Ticker          --
            CUSIP           478032824
            Newspaper       --
            SEC number      811-3392
            JH fund number  105

Class C     Ticker          --
            CUSIP           478032816
            Newspaper       --
            SEC number      811-3392
            JH fund number  505

Regional Bank Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation with moderate income as a secondary objective. To pursue these goals, the fund normally invests at least 80% of its assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies. Typically, these companies provide full-service banking and have primarily domestic assets.


In managing the portfolio, the managers focus primarily on stock selection.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. The managers look for low price/ earnings (P/E) ratios, high-quality assets and sound loan review processes. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The fund's portfolio may be concentrated in geographic regions where consolidation activity is high. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may also invest in other U.S. and foreign financial services companies, such as lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents).

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal circumstances, the fund may temporarily invest up to 80% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns

Best quarter: Q1 '95, 9.23%
Worst quarter: Q1 '94, -6.58%

After-tax returns

After-tax returns are shown for Class B shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

-----------------------------------------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
-----------------------------------------------------------------------------------------------------------------
    1992        1993       1994        1995       1996        1997      1998         1999        2000        2001
  47.37%      20.51%     -0.20%      47.56%     28.43%      52.83%     0.73%      -16.37%      20.99%           %

------------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
------------------------------------------------------------------------------------------------------------
                                                     1 year     5 year     10 year     Life of       Life of
                                                                                       Class A       Class C
Class A before tax (began 1-3-92)                    xx.xx%     xx.xx%          --      xx.xx%            --
Class B before tax                                   xx.xx%     xx.xx%      xx.xx%          --            --
Class B after tax on distributions                   xx.xx%     xx.xx%      xx.xx%          --            --
Class B after tax on distributions, with sale        xx.xx%     xx.xx%      xx.xx%          --            --
Class C before tax (began 3-1-99)                    xx.xx%         --          --          --        xx.xx%
Standard & Poor's 500 Stock Index                    xx.xx%     xx.xx%      xx.xx%      xx.xx%        xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector.

For instance, when interest rates fall or economic conditions deteriorate, regional bank stocks could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

A decline in a region's economy could hurt the banks in that region. Regional bank stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred s ales charge (load)
as a % of purchase or sale price, whichever
is less                                                none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.76%     0.76%     0.76%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                             %         %         %
Total fund operating expenses                              %         %         %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
Joined fund team in 1985

Thomas M. Finucane
Joined fund team in 1990

Thomas C. Goggins
Joined fund team in 1998

See page 25 for the management biographies.


FUND CODES

Class A     Ticker           FRBAX
            CUSIP            409905106
            Newspaper        RgBkA
            SEC number       811-3999
            JH fund number   01

Class B     Ticker           FRBFX
            CUSIP            409905205
            Newspaper        RgBkB
            SEC number       811-3999
            JH fund number   101

Class C     Ticker           FRBCX
            CUSIP            409905866
            Newspaper        RgBkC
            SEC number       811-3999
            JH fund number   501

Technology Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.


In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers invest in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.


The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '99, 60.48%
Worst quarter: Q4 '00, -36.59%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

-----------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
-----------------------------------------------------------------------------------------

 1992     1993     1994     1995     1996     1997      1998     1999       2000     2001
5.70%   32.06%    9.62%   46.53%   12.52%    6.68%    49.15%   132.39%   -37.21%        %


------------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
------------------------------------------------------------------------------------------------------------
                                                      1 year    5 year     10 year     Life of       Life of
                                                                                       Class B       Class C
Class A before tax                                    xx.xx%    xx.xx%      xx.xx%          --            --
Class A after tax on distributions                    xx.xx%    xx.xx%      xx.xx%          --            --
Class A after tax on distributions, with sale         xx.xx%    xx.xx%      xx.xx%          --            --
Class B before tax (began 1-3-94)                     xx.xx%    xx.xx%          --      xx.xx%            --
Class C before tax (began 3-1-99)                     xx.xx%        --          --          --        xx.xx%
Standard & Poor's 500 Stock Index                     xx.xx%    xx.xx%      xx.xx%      xx.xx%        xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies may face special risks, such as short product cycles that are difficult to predict. Some technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred s ales charge (load)
as a % of purchase or sale price, whichever
is less                                                none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.72%     0.72%     0.72%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                             %         %         %
Total fund operating expenses                              %         %         %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

SUBADVISER

American Fund Advisors, Inc.

Responsible for day-to-day investment
management
Founded in 1978
Supervised by the adviser

PORTFOLIO MANAGERS

Barry J. Gordon
Joined fund team in 1983

Mark H. Klee, CFA
Joined fund team in 1983

Alan J. Loewenstein, CFA
Joined fund team in 1983


See page 25 for the management biographies.

FUND CODES

Class A     Ticker            NTTFX
            CUSIP             478032303
            Newspaper         TechA
            SEC number        811-3392
            JH fund number    83

Class B     Ticker            FGTBX
            CUSIP             478032402
            Newspaper         TechB
            SEC number        811-3392
            JH fund number    183

Class C     Ticker           JHTCX
            CUSIP            478032600
            Newspaper        TechC
            SEC number       811-3392
            JH fund number   583

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                           As a % of           As a % of your
Your investment            offering price      investment
Up to $49,999              5.00%               5.26%
$50,000 - $99,999          4.50%               4.71%
$100,000 - $249,999        3.50%               3.63%
$250,000 - $499,999        2.50%               2.56%
$500,000 - $999,999        2.00%               2.04%
$1,000,000 and over        See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                           As a % of           As a % of your
Your investment            offering price      investment
Up to $1,000,000           1.00%               1.01%
$1,000,000 and over        none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                               CDSC on shares
Your investment                                being sold
First $1M - $4,999,999                         1.00%
Next $1 - $5M above that                       0.50%
Next $1 or more above that                     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


16 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                        CDSC on shares
Years after purchase                    being sold
1st year                                5.00%
2nd year                                4.00%
3rd  year or 4th year                   3.00%
5th year                                2.00%
6th year                                1.00%
After 6th year                          none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                    CDSC
1st year                                1.00%
After 1st year                          none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT 17

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)


Class C shares may be offered without front-end sales charges to various individuals and institutions.


To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $250

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


18  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
                Opening an account              Adding to an account
By check

[Clip Art]      o  Make out a check for the     o  Make out a check for the
                   investment amount,              investment amount payable
                   payable to "John Hancock        to "John Hancock
                   Signature Services, Inc."       Signature Services, Inc."

                o  Deliver the check and        o  Fill out the detachable
                   your completed                  investment slip from an
                   application to your             account statement. If no
                   financial representative,       slip is available,
                   or mail them to Signature       include a note specifying
                   Services (address below).       the fund name, your share
                                                   class, your account
                                                   number and the name(s) in
                                                   which the account is
                                                   registered.

                                                o  Deliver the check and
                                                   your investment slip or
                                                   note to your financial
                                                   representative, or mail
                                                   them to Signature
                                                   Services (address below).

By exchange

[Clip Art]      o  Call your financial          o  Log on to www.jhfunds.com
                   representative or               to process exchanges
                   Signature Services to           between funds.
                   request an exchange.
                                                o  Call EASI-Line for
                                                   automated service 24
                                                   hours a day using your
                                                   touch tone phone at
                                                   1-800-338-8080.

                                                o  Call your financial
                                                   representative or
                                                   Signature Services to
                                                   request an exchange.

By wire

[Clip Art]      o  Deliver your completed       o  Instruct your bank to
                   application to your             wire the amount of your
                   financial representative,       investment to:
                   or mail it to Signature          First Signature Bank &
                   Services.                        Trust
                                                    Account # 900000260
                o  Obtain your account              Routing # 211475000
                   number by calling your
                   financial representative     Specify the fund name, your
                   or Signature Services.       share class, your account
                                                number and the name(s) in
                o  Instruct your bank to        which the account is
                   wire the amount of your      registered. Your bank may
                   investment to:               charge a fee to wire funds.
                    First Signature Bank &
                    Trust
                    Account # 900000260
                    Routing # 211475000

                Specify the fund name, your
                choice of share class, the
                new account number and the
                name(s) in which the account
                is registered. Your bank may
                charge a fee to wire funds.

By Internet

[Clip Art]      See "By exchange" and "By       o  Verify that your bank or
                wire."                             credit union is a member
                                                   of the Automated Clearing
                                                   House (ACH) system.

                                                o  Complete the "Bank
                                                   Information" section on
                                                   your account application.

                                                o  Log on to www.jhfunds.com
                                                   to initiate purchases
                                                   using your authorized
                                                   bank account.

By phone

[Clip Art]      See "By exchange" and "By       o  Verify that your bank or
                wire."                             credit union is a member
                                                   of the Automated Clearing
                                                   House (ACH) system.

                                                o  Complete the "Bank
                                                   Information" section on
                                                   your account application.

                                                o  Call EASI-Line for
                                                   automated service 24
                                                   hours a day using your
                                                   touch tone phone at
                                                   1-800-338-8080.

                                                o  Call your financial
                                                   representative or
                                                   Signature Services
                                                   between 8 A.M. and 4 P.M.
                                                   Eastern Time on most
                                                   business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

--------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
                Designed for                  To sell some or all of your shares
By letter

[Clip Art]      o  Accounts of any type.      o  Write a letter of
                                                 instruction or complete a
                o  Sales of any amount.          stock power indicating the
                                                 fund name, your share class,
                                                 your account number, the
                                                 name(s) in which the account
                                                 is registered and the dollar
                                                 value or number of shares
                                                 you wish to sell.

                                              o  Include all signatures and
                                                 any additional documents
                                                 that may be required (see
                                                 next page).

                                              o  Mail the materials to
                                                 Signature Services.

                                              o  A check will be mailed to
                                                 the name(s) and address in
                                                 which the account is
                                                 registered, or otherwise
                                                 according to your letter of
                                                 instruction.

By Internet

[Clip Art]      o  Most accounts.             o  Log on to www.jhfunds.com to
                                                 initiate redemptions from
                o  Sales of up to $100,000.      your funds.

By phone

[Clip Art]      o  Most accounts.             o  Call EASI-Line for automated
                                                 service 24 hours a day using
                o  Sales of up to $100,000.      your touch tone phone at
                                                 1-800-338-8080.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services between 8 A.M. and
                                                 4 P.M. Eastern Time on most
                                                 business days.

By wire or electronic funds transfer (EFT)

[Clip Art]      o  Requests by letter to      o  To verify that the Internet
                   sell any amount.              or telephone redemption
                                                 privilege is in place on an
                o  Requests by Internet or       account, or to request the
                   phone to sell up to           form to add it to an
                   $100,000.                     existing account, call
                                                 Signature Services.

                                              o  Amounts of $1,000 or more
                                                 will be wired on the next
                                                 business day. A $4 fee will
                                                 be deducted from your
                                                 account.

                                              o  Amounts of less than $1,000
                                                 may be sent by EFT or by
                                                 check. Funds from EFT
                                                 transactions are generally
                                                 available by the second
                                                 business day. Your bank may
                                                 charge a fee for this
                                                 service.

By exchange

[Clip Art]      o  Accounts of any type.      o  Obtain a current prospectus
                                                 for the fund into which you
                o  Sales of any amount.          are exchanging by Internet
                                                 or by calling your financial
                                                 representative or Signature
                                                 Services.

                                              o  Log on to www.jhfunds.com to
                                                 process exchanges between
                                                 your funds.

                                              o  Call EASI-Line for automated
                                                 service 24 hours a day using
                                                 your touch tone phone at
                                                 1-800-338-8080.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services to request an
                                                 exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


20 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or          o  Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).                   o  On the letter, the signatures of
                                           all persons authorized to sign for
                                           the account, exactly as the
                                           account is registered.

                                        o  Signature guarantee if applicable
                                           (see above).

Owners of corporate, sole               o  Letter of instruction.
proprietorship, general partner or
association accounts.                   o  Corporate business/organization
                                           resolution, certified within the
                                           past 12 months, or a John Hancock
                                           Funds business/ organization
                                           certification form.

                                        o  On the letter and the resolution,
                                           the signature of the person(s)
                                           authorized to sign for the
                                           account.

                                        o  Signature guarantee if applicable
                                           (see above).

Owners or trustees of trust accounts.   o  Letter of instruction.

                                        o  On the letter, the signature(s) of
                                           the trustee(s).

                                        o  Copy of the trust document
                                           certified within the past 12
                                           months, or a John Hancock Funds
                                           trust certification form.

                                        o  Signature guarantee if applicable
                                           (see above).


Joint tenancy shareholders with         o  Letter of instruction signed by
rights of survivorship whose               surviving tenant.
co-tenants are deceased.
                                        o  Copy of death certificate.

                                        o  Signature guarantee if applicable
                                           (see above).

Executors of shareholder estates.       o  Letter of instruction signed by
                                           executor.

                                        o  Copy of order appointing executor,
                                           certified within the past 12
                                           months.

                                        o  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for
guardians and other sellers or             instructions.
account types not listed above.

--------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Regional Bank Fund and Real Estate Fund typically pay income dividends quarterly. All the other funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the com-


22 YOUR ACCOUNT
bined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's income and short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                 YOUR ACCOUNT 23

Fund details
--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock sector funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Biotechnology, Financial Industries, Health Sciences and Real Estate funds have the power to change these funds' respective investment goals without shareholder approval.

Management fees The management fees paid to the investment adviser by the John Hancock sector funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Biotechnology                             x.xx%
Financial Industries                      0.76%
Health Sciences                           0.76%
Real Estate                               0.00%
Regional Bank                             0.76%
Technology                                0.72%


                                -----------------
                                  Shareholders
                                -----------------

----------------------
  Distribution and
shareholder services
----------------------

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends,
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                          ----------------------
                                                                  Asset
                                                               management
                                                          ----------------------

                      ------------------------------------
                                   Subadviser

                          American Fund Advisors, Inc.
                               1415 Kellum Place
                             Garden City, NY 11530

                          Provides portfolio management
                              to Technology Fund.
                      ------------------------------------

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------


                      ------------------------------------
                                   Custodian

                              The Bank of New York
                                One Wall Street
                            New York, New York 10286

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating the fund's NAV.
                      ------------------------------------


                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


24 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock sector funds. It is a brief summary of their business careers over the past five years.

Thomas M. Finucane
----------------------------------------
Joined John Hancock Advisers in 1990
Vice president
Began business career in 1983

Thomas C. Goggins
----------------------------------------
Joined John Hancock Advisers in 1995
Senior vice president
Began business career in 1981

Barry J. Gordon
----------------------------------------
President of subadviser
Began business career in 1971

Marc H. Klee, CFA
----------------------------------------
Executive vice president of subadviser
Began business career in 1977

Alan J. Loewenstein, CFA
----------------------------------------
Senior vice president of subadviser
Began business career in 1979

James J. McKelvey
----------------------------------------
Joined John Hancock Advisers in 1997
Second vice president
Senior analyst at Sun Life of Canada
(1995-1997)
Began business career in 1986

Linda I. Miller, CFA
----------------------------------------
Joined John Hancock Advisers in 1995
Vice president
Began business career in 1980

James K. Schmidt, CFA
----------------------------------------
Joined John Hancock Advisers in 1985
Executive vice president
Began business career in 1979


                                                                 FUND DETAILS 25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Biotechnology Fund

Figures audited by ______________________________.

CLASS A SHARES    PERIOD ENDED:                                         10-31-01
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period
Net investment income(3)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions
From net investment income
In excess of net investment income
From net realized gain

Net asset value, end of period
Total return(5) (%)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)
Ratio of expenses to average net assets  (%)
Ratio of adjusted expenses to average net assets(9) (%)
Ratio of net investment income to average net assets (%)
Portfolio turnover (%)

CLASS B SHARES    PERIOD ENDED:                                         10/31/01
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period
Net investment income (loss)(3)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions
From net investment income
In excess of net investment income
From net realized gain

Net asset value, end of period
Total return(5) (%)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)
Ratio of expenses to average net assets (%)
Ratio of adjusted expenses to average net assets(9) (%)
Ratio of net investment income (loss) to average net assets (%)
Portfolio turnover (%)


26 FUND DETAILS

Financial Industries Fund

Figures audited by ______________________________.


CLASS A SHARES   PERIOD ENDED:                              10-31-96(1)    10-31-97    10-31-98     10-31-99  10-31-00 10-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $8.50         $11.03      $14.26       $14.80    $15.92
Net investment income(3)                                        0.02           0.14        0.15         0.10      0.03
Net realized and unrealized gain (loss) on investments          2.51           3.77        0.52(4)      1.18      4.20
Total from investment operations                                2.53           3.91        0.67         1.28      4.23
Less distributions
From net investment income                                        --          (0.03)      (0.11)       (0.14)       --
In excess of net investment income                                --             --          --        (0.02)       --
From net realized gain                                            --          (0.65)      (0.02)          --        --
                                                                  --          (0.68)      (0.13)       (0.16)       --
Net asset value, end of period                                $11.03         $14.26      $14.80       $15.92    $20.15
Total return(5) (%)                                            29.76(6,7)     37.19(6)     4.66         8.69     26.57
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $1           $417        $862         $659      $701
Ratio of expenses to average net assets (%)                     1.20(8)        1.20        1.37         1.39      1.40
Ratio of adjusted expenses to average net assets(9) (%)         7.07(8)        1.47          --           --        --
Ratio of net investment income to average net assets (%)        0.37(8)        1.10        0.92         0.62      0.21
Portfolio turnover (%)                                            31              6          30           40        48

CLASS B SHARES   PERIOD ENDED:                                             10-31-97(1) 10-31-98     10-31-99  10-31-00 10-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $11.43      $14.18       $14.70    $15.81
Net investment income (loss)(3)                                                0.04        0.03        (0.01)    (0.07)
Net realized and unrealized gain (loss) on investments                         2.71        0.54(4)      1.17      4.14
Total from investment operations                                               2.75        0.57         1.16      4.07
Less distributions
From net investment income                                                       --       (0.03)       (0.04)       --
In excess of net investment income                                               --          --        (0.01)       --
From net realized gain                                                           --       (0.02)          --        --
                                                                                 --       (0.05)       (0.05)       --
Net asset value, end of period                                               $14.18      $14.70       $15.81    $19.88
Total return(5) (%)                                                           24.06(6,7)   3.95         7.93     25.74
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      $1,309      $2,603       $2,163    $2,148
Ratio of expenses to average net assets (%)                                   1.908        2.07         2.07      2.05
Ratio of adjusted expenses to average net assets(9) (%)                       2.178          --           --        --
Ratio of net investment income (loss) to average net
assets (%)                                                                    0.408        0.22        (0.07)    (0.44)
Portfolio turnover (%)                                                            6          30           40        48


                                                                 FUND DETAILS 27

CLASS C SHARES   PERIOD ENDED:                            10-31-99(1)  10-31-00  10-31-01
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $15.60       $15.81
Net investment loss(3)                                          --(10)    (0.10)
Net realized and unrealized gain (loss) on investments        0.21         4.16
Total from investment operations                              0.21         4.06
Net asset value, end of period                              $15.81       $19.87
Total return(5) (%)                                          1.357        25.68
-----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $5          $58
Ratio of expenses to average net assets (%)                   2.06(8)      2.10
Ratio of net investment loss to average net assets (%)       (0.14)(8)    (0.57)
Portfolio turnover (%)                                          40           48

(1) Class A, Class B, Class C and Class I shares began operations on 3-14-96, 1-14-97, 3-1-99 and 3-1-01, respectively.

(3)   Based on the average of the shares outstanding at the end of each month.

(4) Amount shown for a share outstanding does not correspond with aggregate net gain (loss) on investments for the period, due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Not annualized.

(8)   Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

(10)  Less than $0.01 per share.


28 FUND DETAILS

Health Sciences Fund

Figures audited by ___________________________________.

CLASS A SHARES   PERIOD ENDED:               8-31-96  10-31-96(1)  10-31-97  10-31-98  10-31-99     10-31-00  10-31-01
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $21.61    $25.43       $25.11    $30.25    $33.89       $34.28
Net investment loss(3)                         (0.19)    (0.05)       (0.19)    (0.23)    (0.18)       (0.33)
Net realized and unrealized gain (loss) on
investments                                     4.15     (0.27)        6.56      4.38      0.57        16.04
Total from investment operations                3.96     (0.32)        6.37      4.15      0.39        15.71
Less distributions
From net realized gain                         (0.14)       --        (1.23)    (0.51)       --           --
Net asset value, end of period                $25.43    $25.11       $30.25    $33.89    $34.28       $49.99
Total return(4) (%)                            18.39     (1.26)(5)    26.63     13.91      1.15        45.83
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $42       $43          $53       $84       $93         $178
Ratio of expenses to average net assets (%)     1.80      1.92(5)      1.68      1.61      1.60         1.50
Ratio of net investment loss to average net
assets (%)                                     (0.75)    (1.04)(5)    (0.71)    (0.71)    (0.52)       (0.75)
Portfolio turnover (%)                            68        24           57        39        61          147

CLASS B SHARES   PERIOD ENDED:               8-31-96  10-31-96(1)  10-31-97  10-31-98  10-31-99     10-31-00  10-31-01
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $21.35    $24.94       $24.60    $29.40    $32.69       $32.83
Net investment loss(3)                         (0.34)    (0.08)       (0.37)    (0.45)    (0.41)       (0.60)
Net realized and unrealized gain (loss) on
investments                                     4.07     (0.26)        6.40      4.25      0.55        15.32
Total from investment operations                3.73     (0.34)        6.03      3.80      0.14        14.72
Less distributions
From net realized gain                         (0.14)       --        (1.23)    (0.51)       --           --
Net asset value, end of period                $24.94    $24.60       $29.40    $32.69    $32.83       $47.55
Total return(4) (%)                            17.53     (1.36)(5)    25.76     13.11      0.43        44.84
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $37       $38          $53      $124      $152         $294
Ratio of expenses to average net assets (%)     2.42      2.62(6)      2.38      2.31      2.30         2.20
Ratio of net investment loss to average
net assets (%)                                 (1.33)    (1.74)(6)    (1.41)    (1.41)    (1.22)       (1.46)
Portfolio turnover (%)                            68        24           57        39        61          147

CLASS C SHARES   PERIOD ENDED:                                                         10-31-99(7)  10-31-00  10-31-01
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $33.94       $32.83
Net investment loss(3)                                                                    (0.28)       (0.64)
Net realized and unrealized gain (loss) on investments                                    (0.83)       15.36
Total from investment operations                                                          (1.11)       14.72
Less distributions
From net realized gain                                                                       --           --
Net asset value, end of period                                                           $32.83       $47.55
Total return(4) (%)                                                                       (3.27)       44.84
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                      $2          $14
Ratio of expenses to average net assets (%)                                                2.40         2.20
Ratio of net investment loss to average net assets (%)                                    (1.30)       (1.50)
Portfolio turnover (%)                                                                       61          147

(1)   Effective 10-31-96, the fiscal year end changed from August 31 to October
      31.

(3)   Based on the average of the shares outstanding at the end of each month.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6)   Annualized.

(7)   Class C shares began operations on 3-1-99.


                                                                 FUND DETAILS 29

Real Estate Fund

Figures audited by ______________________________.

CLASS A SHARES  PERIOD ENDED:                           12-31-98(1)       10-31-99(2)       10-31-00         10-31-01
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.00             $9.93             $9.48
Net investment income(4)                                    0.14              0.37              0.52
Net realized and unrealized gain (loss) on
investments                                                (0.09)            (0.48)             1.54
Total from investment operations                            0.05             (0.11)             2.06
Less distributions
From net investment income                                 (0.12)            (0.34)            (0.79)
From net realized gain                                        --                --             (0.54)
                                                           (0.12)            (0.34)            (1.33)
Net asset value, end of period                             $9.93             $9.48            $10.21
Total return(5,6) (%)                                       0.47(7)          (1.11)(7)         20.40
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $1                $1                $3
Ratio of expenses to average net assets (%)                 1.65(8)           1.65(8)           1.65
Ratio of adjusted expenses to average net
assets(9) (%)                                               9.85(8)          11.71(8)           8.89
Ratio of net investment income to average net
assets (%)                                                  5.72(8)           4.49(8)           5.11
Portfolio turnover (%)                                       109               345               482

CLASS B SHARES    PERIOD ENDED:                                                             10-31-00(1)      10-31-01
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                          $10.00
Net investment income(4)                                                                        0.30
Net realized and unrealized gain on investments                                                 0.13
Total from investment operations                                                                0.43
Less distributions
From net investment income                                                                     (0.22)
From net realized gain                                                                            --
                                                                                               (0.22)
Net asset value, end of period                                                                $10.21
Total return(5,6) (%)                                                                          18.19(7)
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                           $1
Ratio of expenses to average net assets (%)                                                     2.35(8)
Ratio of adjusted expenses to average net assets(9) (%)                                         9.59(8)
Ratio of net investment income to average net assets (%)                                        4.13(8)
Portfolio turnover (%)                                                                           482


FUND DETAILS 30

Real Estate Fund continued

CLASS C SHARES    PERIOD ENDED:                                       10-31-00(1)     10-31-01
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00
Net investment income(4)                                                  0.24
Net realized and unrealized gain on investments                           0.19
Total from investment operations                                          0.43
Less distributions
From net investment income                                               (0.22)
From net realized gain                                                      --
                                                                         (0.22)
Net asset value, end of period                                          $10.21
Total return(5,6) (%)                                                   18.197
-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     --(10)
Ratio of expenses to average net assets (%)                               2.35(8)
Ratio of adjusted expenses to average net assets(9) (%)                   9.59(8)
Ratio of net investment income to average net assets (%)                  3.40(8)
Portfolio turnover (%)                                                     482

(1) Class A shares, Class B shares and Class C shares began operations on 9-30-98, 3-1-00 and 3-1-00, respectively.

(2) Effective 10-31-99, the fiscal year end changed from December 31 to October 31.

(4)   Based on the average of the shares outstanding at the end of each month.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Not annualized.

(8)   Annualized.

(9) Does not take into consideration expense reductions during the period shown.

(10)  Less than $500,000.


                                                                FUND DETAILS  31

Regional Bank Fund

Figures audited by _________________________________.

CLASS A SHARES PERIOD ENDED:                        10-31-96   10-31-97   10-31-98   10-31-99     10-31-00   10-31-01
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $27.14     $33.99     $48.73     $50.34       $51.21
Net investment income(2)                                0.63       0.64       0.66       0.68         0.78
Net realized and unrealized gain (loss) on
investments                                             7.04      15.02       1.99       2.36        (5.49)
Total from investment operations                        7.67      15.66       2.65       3.04        (4.71)
Less distributions
From net investment income                             (0.60)     (0.61)     (0.65)     (0.70)       (0.81)
From net realized gain                                 (0.22)     (0.31)     (0.39)     (1.47)       (4.25)
                                                       (0.82)     (0.92)     (1.04)     (2.17)       (5.06)
Net asset value, end of period                        $33.99     $48.73     $50.34     $51.21       $41.44
Total investment return(3) (%)                         28.78      46.79       5.33       6.24        (8.62)
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $861     $1,597     $1,500     $1,206         $788
Ratio of expenses to average net assets (%)             1.36       1.30       1.24       1.27         1.37
Ratio of net investment income to average net
assets (%)                                              2.13       1.55       1.23       1.33         2.01
Portfolio turnover (%)                                     8          5          5          4            5

CLASS B SHARES  PERIOD ENDED:                       10-31-96   10-31-97   10-31-98   10-31-99     10-31-00   10-31-01
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $27.02     $33.83     $48.48     $50.08       $50.94
Net investment income(2)                                0.42       0.35       0.30       0.35         0.50
Net realized and unrealized gain (loss) on
investments                                             7.01      14.95       1.97       2.36        (5.46)
Total from investment operations                        7.43      15.30       2.27       2.71        (4.96)
Less distributions
From net investment income                             (0.40)     (0.34)     (0.28)     (0.38)       (0.53)
From net realized gain                                 (0.22)     (0.31)     (0.39)     (1.47)       (4.25)
                                                       (0.62)     (0.65)     (0.67)     (1.85)       (4.78)
Net asset value, end of period                        $33.83     $48.48     $50.08     $50.94       $41.20
Total investment return(3) (%)                         27.89      45.78       4.62       5.55        (9.26)
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $2,409     $4,848     $4,507     $3,639       $2,172
Ratio of expenses to average net assets (%)             2.07       2.00       1.92       1.92         2.07
Ratio of net investment income to average net
assets (%)                                              1.42       0.84       0.56       0.68         1.31
Portfolio turnover (%)                                     8          5          5          4            5

CLASS C SHARES PERIOD ENDED:                                                         10-31-99(6)  10-31-00   10-31-01
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $50.77       $50.94
Net investment income(2)                                                                 0.22         0.32
Net realized and unrealized gain (loss) on investments                                   0.21        (5.28)
Total from investment operations                                                         0.43        (4.96)
Less distributions
From net investment income                                                              (0.26)       (0.53)
From net realized gain                                                                     --        (4.25)
                                                                                        (0.26)       (4.78)
Net asset value, end of period                                                         $50.94       $41.20
Total investment return(3) (%)                                                           0.87(4)     (9.26)
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                    $7          $34
Ratio of expenses to average net assets (%)                                              1.97(5)      2.07
Ratio of net investment income to average net assets (%)                                 0.65(5)      1.30
Portfolio turnover (%)                                                                      4            5

(2)  Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)  Not annualized.

(5)  Annualized.

(6)  Class C shares began operations on 3-1-99.


32 FUND DETAILS

Technology Fund

Figures audited by ________________________.

CLASS A SHARES   PERIOD ENDED:                 12-31-95(1)        10-31-96(1,2)  10-31-97(1) 10-31-98(1)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $2.97              $4.09          $4.30       $5.01
Net investment loss(4)                            (0.04)             (0.02)         (0.05)      (0.05)
Net realized and unrealized gain (loss) on
investments                                        1.43               0.23           0.97        0.18
Total from investment operations                   1.39               0.21           0.92        0.13
Less distributions
From net realized gain                            (0.27)                --          (0.21)      (0.40)
Net asset value, end of period                    $4.09              $4.30          $5.01       $4.74
Total return(5) (%)                               46.53(6)            5.22(7)       21.90        3.95
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $155               $166           $184        $186
Ratio of expenses to average net assets (%)        1.67              1.578           1.51        1.50
Ratio of adjusted expenses to average net
assets(9) (%)                                      1.79                 --             --          --
Ratio of net investment loss to average net
assets (%)                                        (0.89)             (0.68)(8)      (0.95)      (0.97)
Portfolio turnover (%)                               70                 64            104          86

CLASS B SHARES   PERIOD ENDED:                 12-31-95(1)        10-31-96(1,2)  10-31-97(1) 10-31-98(1)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $2.95              $4.01          $4.20       $4.85
Net investment loss(4)                            (0.07)             (0.05)         (0.08)      (0.08)
Net realized and unrealized gain (loss) on
investments                                        1.40               0.24           0.94        0.18
Total from investment operations                   1.33               0.19           0.86        0.10
Less distributions
From net realized gain                            (0.27)                --          (0.21)      (0.40)
Net asset value, end of period                    $4.01              $4.20          $4.85       $4.55
Total return(5) (%)                               45.42(6)            4.65(7)       21.04        3.20
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $36                $51            $66         $78
Ratio of expenses to average net assets (%)        2.41               2.27(8)        2.21        2.20
Ratio of adjusted expenses to average net
assets(9) (%)                                      2.53                 --             --          --
Ratio of net investment loss to average net
assets (%)                                        (1.62)             (1.38)(8)      (1.65)      (1.67)
Portfolio turnover (%)                               70                 64            104          86

CLASS A SHARES   PERIOD ENDED:                  10-31-99(1)     10-31-00    10-31-01
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period               $4.74          $10.03
Net investment loss(4)                             (0.06)          (0.10)
Net realized and unrealized gain (loss) on
investments                                         5.39            5.12
Total from investment operations                    5.33            5.02
Less distributions
From net realized gain                             (0.04)          (3.03)
Net asset value, end of period                    $10.03          $12.02
Total return(5) (%)                               113.09           25.37
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $523            $971
Ratio of expenses to average net assets (%)         1.35            1.28
Ratio of adjusted expenses to average net
assets(9) (%)                                         --              --
Ratio of net investment loss to average net
assets (%)                                         (0.78)          (0.69)
Portfolio turnover (%)                                61              41

CLASS B SHARES   PERIOD ENDED:                  10-31-99(1)     10-31-00    10-31-01
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period               $4.55           $9.55
Net investment loss(4)                             (0.11)          (0.19)
Net realized and unrealized gain (loss) on
investments                                         5.15            5.01
Total from investment operations                    5.04            4.82
Less distributions
From net realized gain                             (0.04)          (3.03)
Net asset value, end of period                     $9.55          $11.34
Total return5 (%)                                 111.70           24.49
----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Net assets, end of period (in millions)             $553          $1,291
Ratio of expenses to average net assets (%)         2.05            1.98
Ratio of adjusted expenses to average net
assets(9) (%)                                         --              --
Ratio of net investment loss to average net
assets (%)                                         (1.47)          (1.39)
Portfolio turnover (%)                                61              41

CLASS C SHARES PERIOD ENDED:                    10-31-99(1,10)  10-31-00  10-31-01
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of period               $7.71           $9.55
Net investment loss(4)                             (0.09)          (0.19)
Net realized and unrealized gain (loss) on
investments                                         1.93            5.01
Total from investment operations                    1.84            4.82
Less distributions
From net realized gain                                --           (3.03)
Net asset value, end of period                     $9.55          $11.34
Total return(5) (%)                                48.62(7)        24.49
------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $14            $101
Ratio of expenses to average net assets (%)         2.16(8)         1.99
Ratio of net investment loss to average
net assets (%)                                     (1.57)(8)       (1.40)
Portfolio turnover (%)                                61              41

(1) Per share amounts have been restated to reflect the 6-for-1 stock split effective 8-11-00.

(2) Effective 10-31-96 the fiscal period end changed from December 31 to October 31.

(4)  Based on the average of the shares outstanding at the end of each month.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7)  Not annualized.

(8)  Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

(10) Class C shares began operations on 3-1-99. Class I shares began operations on 3-1-01.

(11) Less than $0.01 per share.



                                                                 FUND DETAILS 33

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock sector funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC.
For access to the Reference Room
call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
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                               (C)2002 JOHN HANCOCK FUNDS, INC.      SECPN  3/02

                                                                    John Hancock
                                                                    Sector Funds

                                                           Institutional Class I

                                                                      Prospectus


                                                                   March 1, 2002


--------------------------------------------------------------------------------

                                                       Financial Industries Fund

                                                                 Technology Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                   [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of         Financial Industries Fund                    4
goals, strategies, risks,
performance and expenses.         Technology Fund                              6

Policies and instructions for     Your account
opening, maintaining and
closing an account.               Who can buy shares                           8
                                  Opening an account                           8
                                  Buying shares                                9
                                  Selling shares                              10
                                  Transaction policies                        12
                                  Dividends and account policies              12

Further information on the        Fund details
funds.


                                  Business structure                          13
                                  Management biographies                      14
                                  Financial highlights                        15

                                  For more information                back cover

Overview

--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including annual expenses.

JOHN HANCOCK SECTOR FUNDS -- INSTITUTIONAL CLASS I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock sector funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $30 billion in assets.

FINANCIAL INDUSTRIES FUND

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.


In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal circumstances, the fund may temporarily invest up to 80% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have not existed for a full calendar year, the year-by-year and average annual figures are for Class A shares which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q3 '00, 22.94%
Worst quarter: Q3 '98, -20.12%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                           1997    1998     1999    2000    2001
                                          37.76%   4.86%   -1.07%  30.39%      %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                                                 1 year  Life of
                                                                         Class A
Class A before tax (began 3-14-96)                               xx.xx%   xx.xx%
Class A after tax on distributions                               xx.xx%   xx.xx%
Class A after tax on distributions, with sale                    xx.xx%   xx.xx%
Class I before tax (began 3-1-01)                                    --       --
Standard & Poor's 500 Index                                      xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates. In addition, securities of small- and medium-size companies are more volatile than those of larger companies.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES


[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                                 %
Other expenses                                                                 %
Total fund operating expenses                                                  %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
Managed fund since it began in 1996

Thomas M. Finucane
Managed fund since it began in 1996

Thomas C. Goggins
Joined fund team in 1998


See page 14 for the management biographies.

FUND CODES

Class I     Ticker          --
            CUSIP           409905858
            Newspaper       --
            SEC number      811-3999
            JH fund number  470

Technology Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.


In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers invest in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal market conditions, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have not existed for a full calendar year, the year-by-year and average annual figures are for Class A shares which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '99, 60.48%
Worst quarter: Q4 '00, -36.59%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1992    1993    1994     1995    1996     1997    1998    1999     2000    2001
 5.70%  32.06%   9.62%   46.53%  12.52%    6.68%  49.15%  132.39% -37.21%      %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                               1 year   5 year  10 year  Life of
                                                                         Class A
Class A before tax                             xx.xx%   xx.xx%   xx.xx%       --
Class A after tax on distributions             xx.xx%   xx.xx%   xx.xx%       --
Class A after tax on distributions, with sale  xx.xx%   xx.xx%   xx.xx%       --
Class I before tax (began 3-1-01)              xx.xx%       --       --       --
Standard & Poor's 500 Index                    xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies may face special risks, such as short product cycles that are difficult to predict. Some technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES


[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses                                                Class I
--------------------------------------------------------------------------------
Management fee                                                                 %
Other expenses                                                                 %
Total fund operating expenses                                                  %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I

================================================================================

SUBADVISER

American Fund Advisors, Inc.

Responsible for day-to-day investment
management

Founded in 1978

Supervised by the adviser

PORTFOLIO MANAGERS

Barry J. Gordon
Joined fund team in 1983

Mark H. Klee, CFA
Joined fund team in 1983

Alan J. Loewenstein, CFA
Joined fund team in 1983

See page 14 for the management biographies.


FUND CODES

Class I     Ticker          --
            CUSIP           478032758
            Newspaper       --
            SEC number      811-3999
            JH fund number  483

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o     Retirement and other benefit plans and their participants

o     Rollover assets for participants whose plans are invested in the fund

o     Certain trusts, endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Insurance companies, trust companies and bank trust departments buying shares for their own account

o     Investment companies not affiliated with the adviser

o Clients of service agents and broker-dealers who have entered into an agreement with John Hancock Funds, Inc.

o Investors who participate in fee-based, wrap and other investment platform programs

o     Any entity that is considered a corporation for tax purposes

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. You must submit additional documentation when opening trust, corporate or power of attorney accounts.

5     Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.

Your broker or agent may charge you a fee to effect transactions in fund shares.


8 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                Adding to an account

By check

[Clip Art]  o Make out a check for the        o Make out a check for the
              investment amount, payable to     investment amount payable to
              "John Hancock Signature           "John Hancock Signature
              Services, Inc."                   Services, Inc."

            o Deliver the check and your      o Fill out the detachable
              completed application to your     investment slip from an
              financial representative, or      account statement. If no slip
              mail them to Signature            is available, include a note
              Services (address below).         specifying the fund name(s),
                                                your share class, your account
                                                number and the name(s) in
                                                which the account is
                                                registered.

                                              o Deliver the check and
                                                investment slip or note to
                                                your financial representative,
                                                or mail them to Signature
                                                Services (address below).

By exchange

[Clip Art]  o Call your financial             o Call your financial
              representative or Signature       representative or Signature
              Services to request an            Services to request an
              exchange.                         exchange.

            o You may only exchange for       o You may only exchange for
              shares of other institutional     shares of other institutional
              funds or Class I shares.          funds or Class I shares.

By wire

[Clip Art]  o Deliver your completed          o Instruct your bank to wire the
              application to your financial     amount of your investment to:
              representative or mail it to       First Signature Bank & Trust
              Signature Services.                Account # 900022260
                                                 Routing # 211475000
            o Obtain your account number by
              calling your financial          Specify the fund name(s), your
              representative or Signature     share class, your account number
              Services.                       and the name(s) in which the
                                              account is registered. Your bank
            o Instruct your bank to wire the  may charge a fee to wire funds.
              amount of your investment to:
               First Signature Bank & Trust
               Account # 900022260
               Routing # 211475000

            Specify the fund name(s), the
            share class, the new account
            number and the name(s) in which
            the account is registered. Your
            bank may charge a fee to wire
            funds.

By phone

[Clip Art]  See "By exchange" and "By wire."  o Verify that your bank or credit union is a member of
                                                the Automated Clearing House
                                                (ACH) system.

                                              o Complete the "To Purchase,
                                                Exchange or Redeem Shares via
                                                Telephone" and "Bank
                                                Information" sections on your
                                                account application.

                                              o Call Signature Services to
                                                verify that these features are
                                                in place on your account.

                                              o Call your financial
                                                representative or Signature
                                                Services with the fund
                                                name(s), your share class,
                                                your account number, the
                                                name(s) in which the account
                                                is registered and the amount
                                                of your investment.

--------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
--------------------------------------------


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o Sales of any amount; however,   o Write a letter of instruction
              sales of $5 million or more       indicating the fund name, your
              must be made by letter.           account number, your share
                                                class, the name(s) in which
            o Certain requests will require     the account is registered and
              a Medallion signature             the dollar value or number of
              guarantee. Please refer to        shares you wish to sell.
              "Selling shares in writing".
                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).

                                              o Mail the materials to
                                                Signature Services.

                                              o A check or wire will be sent
                                                according to your letter of
                                                instruction.

By phone

[Clip Art]  o Sales of up to $5 million.      o To place your request with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

                                              o Redemption proceeds of up to
                                                $100,000 may be sent by wire
                                                or by check. A check will be
                                                mailed to the exact name(s)
                                                and address on the account.
                                                Redemption proceeds exceeding
                                                $100,000 must be wired to your
                                                designated bank account.

By wire or electronic funds transfer (EFT)

[Clip Art]  o Requests by letter to sell any  o To verify that the telephone
              amount.                           redemption privilege is in
                                                place on an account, or to
            o Requests by phone to sell up      request the forms to add it to
              to $5 million (accounts with      an existing account, call
              telephone redemption              Signature Services.
              privileges).
                                              o Amounts of $5 million or more
                                                will be wired on the next
                                                business day.

                                              o Amounts up to $100,000 may be
                                                sent by EFT or by check. Funds
                                                from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art]  o Sales of any amount.            o Obtain a current prospectus
                                                for the fund into which you
                                                are exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                              o You may only exchange for
                                                shares of other institutional
                                                funds or Class I shares.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an
                                                exchange.


10 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o     you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                    Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or            o Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors).                              o On the letter, the signatures of all
                                            persons authorized to sign for the
                                            account, exactly as the account is
                                            registered.

                                          o Medallion signature guarantee if
                                            applicable (see above).

Owners of corporate, sole                 o Letter of instruction.
proprietorship, general partner or
association accounts.                     o Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/ organization
                                            certification form.

                                          o On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                          o Medallion signature guarantee if
                                            applicable (see above).

Owners or trustees of retirement plan,    o Letter of instruction.
pension trust and trust accounts.
                                          o On the letter, the signature(s) of
                                            the trustee(s).

                                          o Copy of the trust document certified
                                            within the past 12 months or a John
                                            Hancock Funds trust certification
                                            form.

                                          o Medallion signature guarantee if
                                            applicable (see above).

Joint tenancy shareholders with rights    o Letter of instruction signed by
of survivorship whose co-tenants are        surviving tenant.
deceased.
                                          o Copy of death certificate.

                                          o Medallion signature guarantee if
                                            applicable (see above).

Executors of shareholder estates.         o Letter of instruction signed by
                                            executor.

                                          o Copy of order appointing executor,
                                            certified within the past 12 months.

                                          o Medallion signature guarantee if
                                            applicable (see above).

Administrators, conservators,             o Call 1-888-972-8696 for
guardians and other sellers or account      instructions.
types not listed above.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any Institutional Fund or Class I shares. The registration for both accounts involved must be identical.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The funds reserve the right to require that previously exchanged shares and reinvested dividends be in a fund for 90 days before a shareholder is permitted a new exchange. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. The funds declare and pay any income dividends annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


12 YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the funds' operations. The trustees of Financial Industries fund have the power to change the fund's investment goals without shareholder approval.

The investment adviser John Hancock Advisers, Inc., 101 Huntington Avenue, Boston, MA 02199-7603.

The subadviser to Technology Fund American Fund Advisors, Inc., 1415 Kellum Place, Garden City, NY 11530.

Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Financial Industries                      0.76%
Technology Fund                           0.72%


                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock sector funds -- institutional Class I. It is a brief summary of their business careers over the past five years.

Thomas M. Finucane
---------------------------------------
Joined John Hancock Advisers in 1990
Vice president
Began business career in 1983

Thomas C. Goggins
---------------------------------------
Joined John Hancock Advisers in 1995
Senior vice president
Began business career in 1981

Barry J. Gordon
---------------------------------------
President of subadviser
Began business career in 1971

Marc H. Klee, CFA
---------------------------------------
Executive vice president of subadviser
Began business career in 1977

Alan J. Loewenstein, CFA
---------------------------------------
Senior vice president of subadviser
Began business career in 1979

James K. Schmidt, CFA
---------------------------------------
Joined John Hancock Advisers in 1985
Executive vice president
Began business career in 1979


14 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This table details the performance of the fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased since inception.

Financial Industries Fund

Figures audited by _________________________________.

CLASS I SHARES    PERIOD ENDED:                                      10-31-01(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period
Net investment loss(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions
From net realized gain
Net asset value, end of period
Total return(3) (%)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)
Ratio of expenses to average net assets (%)
Ratio of net investment loss to average net assets (%)
Portfolio turnover (%)

(1)   Class I shares began operations on 3-1-01.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Portfolio turnover rate excludes merger activity.
(7)   Less than $500,000.


                                                                 15 FUND DETAILS

Technology Fund

Figures audited by _____________________________.

CLASS I SHARES    PERIOD ENDED:                                      10-31-01(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period
Net investment loss(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions
From net realized gain
Net asset value, end of period
Total return(3) (%)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)
Ratio of expenses to average net assets (%)
Ratio of net investment loss to average net assets (%)
Portfolio turnover (%)

(1)   Class I shares began operations on 3-1-01.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Portfolio turnover rate excludes merger activity.
(7)   Less than $500,000.


                                                                 16 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the John Hancock sector funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-462-0825

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans
Insurance Services

                                (C)2002 JOHN HANCOCK FUNDS, INC.     KMFPN  3/02

                                                                    John Hancock
                                                                    Equity Funds

                                                                      Prospectus


                                                                   March 1, 2002

--------------------------------------------------------------------------------

                                                                   Balanced Fund

                                                                Core Equity Fund

                                                             Focused Equity Fund
                                          (formerly Focused Relative Value Fund)

                                                              Growth Trends Fund

                                                           Large Cap Growth Fund

                                                           Large Cap Equity Fund
                                                 (formerly Large Cap Value Fund)

                                                             Mid Cap Growth Fund

                                                           Multi Cap Growth Fund

                                                           Small Cap Growth Fund

                                                           Small Cap Equity Fund
                                                 (formerly Small Cap Value Fund)

                                                        Sovereign Investors Fund


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------


A fund-by-fund summary of          Balanced Fund                             4
goals, strategies, risks,
performance and expenses.          Core Equity Fund                          6

                                   Focused Equity Fund                       8

                                   Growth Trends Fund                       10

                                   Large Cap Growth Fund                    12

                                   Large Cap Equity Fund                    14

                                   Mid Cap Growth Fund                      16

                                   Multi Cap Growth Fund                    18

                                   Small Cap Growth Fund                    20

                                   Small Cap Equity Fund                    22

                                   Sovereign Investors Fund                 24

Policies and instructions for      Your account
opening, maintaining and
closing an account in any          Choosing a share class                   26
equity fund.                       How sales charges are calculated         26
                                   Sales charge reductions and waivers      27
                                   Opening an account                       28
                                   Buying shares                            29
                                   Selling shares                           30
                                   Transaction policies                     32
                                   Dividends and account policies           32
                                   Additional investor services             33

Further information on the         Fund details
equity funds.
                                   Business structure                       34
                                   Management biographies                   35
                                   Financial highlights                     36

                                   For more information             back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK EQUITY FUNDS

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     have longer time horizons

o     want to diversify their portfolios

o     are seeking funds for the equity portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

Equity funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock equity funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $30 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Balanced Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities.


At least 80% of the fund's common stock investments are "dividend performers". These are companies that have typically increased their dividend payments over time, or which the managers believe demonstrate the potential for above-average stability of growth of earnings and dividends. In managing the fund's stock portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.


At least 25% of assets will be invested in senior debt securities. The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short- term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '98, 11.40%
Worst quarter: Q3 '99, -4.89%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
     1993     1994     1995     1996     1997     1998    1999     2000   2001
   11.38%   -3.51%   24.22%   12.13%   20.79%   14.01%   3.89%   -1.83%      %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                      1 year  5 year  Life of  Life of  Life of
                                                      Class A  Class B  Class C
Class A before tax (began 10-5-92)    xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions    xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions,
with sale                             xx.xx%  xx.xx%   xx.xx%      --        --
Class B before tax (began 10-5-92)    xx.xx%  xx.xx%       --   xx.xx%       --
Class C before tax (began 5-1-99)     xx.xx%      --       --       --   xx.xx%
Standard & Poor's 500 Index           xx.xx%  xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                             5.00%     5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(2)     5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                             %         %         %
Distribution and service (12b-1) fees                      %         %         %
Other expenses                                             %         %         %
Total fund operating expenses                              %         %         %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1994

Barry H. Evans, CFA
Joined fund team in 1996

Peter M. Schofield, CFA
Joined fund team in 1996

See page 39 for the management biographies.


FUND CODES

Class A     Ticker            SVBAX
            CUSIP             47803P104
            Newspaper         BalA
            SEC number        811-0560
            JH fund number    36

Class B     Ticker            SVBBX
            CUSIP             47803P203
            Newspaper         BalB
            SEC number        811-0560
            JH fund number    136

Class C     Ticker            SVBCX
            CUSIP             47803P708
            Newspaper         --
            SEC number        811-0560
            JH fund number    536

Core Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.


The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).


In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 '98, -12.75%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
   1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  9.01%  16.12%  -2.14%  37.20%  21.24%  29.19%  28.84%  12.37%  -7.75%      %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year  10 year  Life of  Life of
                                                                Class B  Class C
Class A before tax                     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions,
with sale                              xx.xx%  xx.xx%   xx.xx%      --        --
Class B before tax (began  9-7-95)     xx.xx%  xx.xx%       --   xx.xx%       --
Class C before tax (began 5-1-98)      xx.xx%      --       --       --   xx.xx%
Standard & Poor's 500 Index            xx.xx%  xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

SUBADVISER

Independence Investment LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser


FUND CODES

Class A     Ticker            JHDCX
            CUSIP             409902707
            Newspaper         CoreEqA
            SEC number        811-1677
            JH fund number    25

Class B     Ticker            JHIDX
            CUSIP             409902806
            Newspaper         CoreEqB
            SEC number        811-1677
            JH fund number    125

Class C     Ticker            THCEX
            CUSIP             409902863
            Newspaper         CoreEqC
            SEC number        811-1677
            JH fund number    525

Focused Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund utilizes a focused investment strategy and will typically concentrate its investments in 20 to 35 U.S. and foreign companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the management team emphasizes a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).


In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter:
Worst quarter:

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                          2001
                                                                             %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                               1 year  Life of  Life of  Life of
                                                       Class A  Class B  Class C
Class A before tax (began 11-1-00)             xx.xx%   xx.xx%       --       --
Class A after tax on distributions             xx.xx%   xx.xx%       --       --
Class A after tax on distributions, with sale  xx.xx%   xx.xx%       --       --
Class B before tax (began 11-1-00)             xx.xx%       --   xx.xx%       --
Class C before tax (began 11-1-00)             xx.xx%       --       --   xx.xx%
Standard & Poor's 500 Index                    xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.


The fund's management strategy has a significant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.


To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %
Expense reimbursement (at least until 2/28/03)              --        %       --
Net annual operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption
Portfolio Managers

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

James S. Yu, CFA
Managed fund since it began in 2000

Roger C. Hamilton
Joined fund team in 2000

See page 39 for the management biographies.


FUND CODES

Class A     Ticker            JFVAX
            CUSIP             478032790
            Newspaper         --
            SEC number        811-3392
            JH fund number    61

Class B     Ticker            JFVBX
            CUSIP             478032774
            Newspaper         --
            SEC number        811-3392
            JH fund number    161

Class C     Ticker            JFVCX
            CUSIP             478032766
            Newspaper         --
            SEC number        811-3392
            JH fund number    561

Growth Trends Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately 1/3 of assets in equity securities (including common and preferred stocks and their equivalents) of U.S. and foreign companies in each of the following sectors: financial services, health care and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a 1/3 weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services sector includes banks, insurance companies, brokerage firms and financial holding companies. Health-care companies include pharmaceutical, biotechnology and biochemical research and development companies. Companies in the technology sector are typically in fields such as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

The managers seek to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.


The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, called restricted securities.


The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities for defensive purposes. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter:
Worst quarter:

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                          2001


--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                               1 year  Life of  Life of  Life of
                                                       Class A  Class B  Class C
Class A before tax (began 9-22-00)             xx.xx%       --       --       --
Class A after tax on distributions             xx.xx%       --       --       --
Class A after tax on distributions, with sale  xx.xx%       --       --       --
Class B after tax (began 9-22-00)              xx.xx%       --   xx.xx%       --
Class C after tax (began 9-22-00)              xx.xx%       --       --   xx.xx%
Standard & Poor's 500 Index                    xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy significantly influences performance, especially because this fund focuses on a few sectors of the economy.

Stocks of financial services, health-care and technology companies as a group may fall out of favor with the market, causing the fund to underperform its peers or funds that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Health-care companies are strongly affected by worldwide scientific or technological developments and changes in governmental policies.

Technology companies are subject to intense competition making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:


o Stocks of small- and medium- capitalization companies can be more volatile than those of larger companies.


o     Certain derivatives could produce disproportionate losses.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability; these risks are more significant in emerging markets.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %
Expense reimbursement (at least until 2/28/03)               %        %        %
Net annual operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

ADVISER

John Hancock Advisers, Inc.

Team responsible for financial services sector investment management

SUBADVISERS

Fund Asset Management, L.P.
d/b/a Mercury Advisors

Team responsible for health-care sector investment management

Founded in 1977

Supervised by the adviser

American Fund Advisors, Inc.

Team responsible for technology sector investment management

Founded in 1978

Supervised by the adviser


FUND CODES

Class A     Ticker            JGTAX
            CUSIP             41014V109
            Newspaper         GTrendA
            SEC number        811-4079
            JH fund number    46

Class B     Ticker            JGTBX
            CUSIP             41014V208
            Newspaper         GTrendB
            SEC number        811-4079
            JH fund number    146

Class C     Ticker            JGTCX
            CUSIP             41014V307
            Newspaper         GTrendC
            SEC number        811-4079
            JH fund number    546

Large Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of net assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $x.xx billion to $xxx billion as of January 31, 2002).


In managing the portfolio, the managers use fundamental financial analysis to identify companies with:

o     strong cash flows

o     secure market franchises

o     sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The managers use various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above-average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '98, 22.38%
Worst quarter: Q4 '00, -23.36%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell Top 200 Growth Index, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999     2000   2001
6.06%  13.16%  -7.61%  27.17%  20.40%  16.70%  26.42%  20.52%  -30.74%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year  10 year  Life of  Life of
                                                                Class B  Class C
Class A before tax                     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions,
with sale                              xx.xx%  xx.xx%   xx.xx%       --       --
Class B before tax (began 1-3-94)      xx.xx%  xx.xx%       --   xx.xx%       --
Class C before tax (began 6-1-98)      xx.xx%      --       --       --   xx.xx%
Russell Top 200 Growth Index           xx.xx%  xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

William L. Braman
Joined fund team in 2000

Robert J. Uek, CFA
Joined fund team in 2000

Paul J. Berlinguet
Joined fund team in 2001

See page 39 for the management biographies.


FUND CODES

Class A     Ticker            JHNGX
            CUSIP             409906302
            Newspaper         LpCpGrA
            SEC number        811-4630
            JH fund number    20

Class B     Ticker            JHGBX
            CUSIP             409906401
            Newspaper         LpCpGrB
            SEC number        811-4630
            JH fund number    120

Class C     Ticker            JLGCX
            CUSIP             409906849
            Newspaper         --
            SEC number        811-4630
            JH fund number    520

Large Cap Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $xxx million to $xxx billion as of January 31, 2002). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.


The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '99, 31.56%
Worst quarter: Q3 '98, -12.95%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
   1992   1993    1994    1995    1996    1997    1998    1999    2000   2001
  6.02%  9.74%  -8.49%  36.74%  22.21%  36.71%  15.94%  37.89%  -2.93%      %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year  10 year  Life of  Life of
                                                                Class B  Class C

Class A before tax                     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions,
with sale                              xx.xx%  xx.xx%       --       --       --
Class B before tax                     xx.xx%  xx.xx%   xx.xx%       --       --
Class C before tax (began 5-1-98)      xx.xx%      --       --       --   xx.xx%
Standard & Poor's 500 Index            xx.xx%  xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.


The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.


To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

James S. Yu, CFA
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 1999

See page 39 for the management biographies.


FUND CODES

Class A     Ticker            TAGRX
            CUSIP             41013P103
            Newspaper         LgCpVlA
            SEC number        811-0560
            JH fund number    50

Class B     Ticker            TSGWX
            CUSIP             41013P202
            Newspaper         LgCpVlB
            SEC number        811-0560
            JH fund number    150

Class C     Ticker            JHLVX
            CUSIP             41013P301
            Newspaper         LgCpVlC
            SEC number        811-0560
            JH fund number    550

Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $xx million to $xx billion as of January 31, 2002).


In managing the portfolio, the managers conduct fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the managers look for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The managers consider broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).


In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.


The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '99, 45.43%
Worst quarter: Q3 '98, -21.36%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth-orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
            1994     1995     1996    1997    1998     1999      2000     2001
          -8.76%   34.24%   29.05%   2.37%   6.53%   58.17%   -13.52%        %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year  Life of  Life of  Life of
                                                       Class A  Class B  Class C
Class A before tax (began 11-1-93)     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions,
with sale                              xx.xx%  xx.xx%   xx.xx%       --       --
Class B before tax (began 11-1-93)     xx.xx%  xx.xx%       --   xx.xx%       --
Class C before tax (began 6-1-98)      xx.xx%      --       --       --   xx.xx%
Standard & Poor's 500 Index            xx.xx%  xx.xx%   xx.xx%   xx.xx%   xx.xx%
Russell Midcap Growth Index            xx.xx%  xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGER

Team responsible for day-to-day investment management

FUND CODES

Class A     Ticker            SPOAX
            CUSIP             409906807
            Newspaper         MdCpGrA
            SEC number        811-4630
            JH fund number    53

Class B     Ticker            SPOBX
            CUSIP             409906880
            Newspaper         MdCpGrB
            SEC number        811-4630
            JH fund number    139


Class C     Ticker            SPOCX
            CUSIP             409906823
            Newspaper         --
            SEC number        811-4630
            JH fund number    539

Multi Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the management team focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the managers use fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter:
Worst quarter:

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks. Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                          2001
                                                                             %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                            1 year   Life of   Life of   Life of
                                                     Class A   Class B   Class C
Class A before tax (began 12-1-00)          xx.xx%    xx.xx%        --        --
Class A after tax on distributions          xx.xx%    xx.xx%        --        --
Class A after tax on distributions,
with sale                                   xx.xx%    xx.xx%       --         --
Class B before tax (began 12-1-00)          xx.xx%        --    xx.xx%        --
Class C before tax (began 12-1-00)          xx.xx%        --        --    xx.xx%
Russell 1000 Index                          xx.xx%    xx.xx%    xx.xx%    xx.xx%
Russell 2000 Index                          xx.xx%    xx.xx%    xx.xx%    xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %
Expense reimbursement (at least until 2/28/03)               %        %        %
Net annual operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

Anurag Pandit, CFA
Managed fund since it began in 2000

Bernice S. Behar, CFA
Managed fund since it began in 2000

See page 39 for the management biographies.


FUND CODES

Class A     Ticker            JMGAX
            CUSIP             478032709
            Newspaper         --
            SEC number        811-3392
            JH fund number    10

Class B     Ticker            JMGBX
            CUSIP             478032808
            Newspaper         --
             SEC number       811-3392
            JH fund number    110

Class C     Ticker            JMGCX
            CUSIP             478032881
            Newspaper         --
            SEC number        811-3392
            JH fund number    510

Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $xx million to $xx billion as of January 31, 2002).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns

Best quarter: Q4 '99, 43.58%
Worst quarter: Q4 '00, -22.37%

After-tax returns

After-tax returns are shown for Class B shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2000 U.S. small-capitalization stocks.

Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999     2000   2001
12.13%  11.82%  -1.49%  42.13%  12.95%  14.45%  11.65%  63.62%  -22.04%      %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                                1 year  5 year  10 year  Life of
                                                                         Class C
Class A before tax                              xx.xx%  xx.xx%   xx.xx%       --
Class B before tax                              xx.xx%  xx.xx%   xx.xx%       --
Class B after tax on distributions              xx.xx%  xx.xx%   xx.xx%       --
Class B after tax on distributions, with sale   xx.xx%  xx.xx%       --       --
Class C before tax (began 6-1-98)               xx.xx%     --        --   xx.xx%
Russell 2000 Index                              xx.xx%  xx.xx%   xx.xx%   xx.xx%
Russell 2000 Growth Index                       xx.xx%  xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
Joined fund team in 1996

Anurag Pandit, CFA
Joined fund team in 1996

See page 39 for the management biographies.


FUND CODES

Class A     Ticker            TAEMX
            CUSIP             478032105
            Newspaper         SmCpGrA
            SEC number        811-3392
            JH fund number    60

Class B     Ticker            TSEGX
            CUSIP             478032204
            Newspaper         SmCpGrB
            SEC number        811-3392
            JH fund number    160

Class C     Ticker            JSGCX
            CUSIP             478032501
            Newspaper         SmCpGrC
            SEC number        811-3392
            JH fund number    560

Small Cap Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $xx million to $xx billion as of January 31,
2002). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.


The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '99, 47.75%
Worst quarter: Q3 '98, -21.43%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
             1994     1995     1996     1997     1998     1999     2000   2001
            7.81%   20.26%   12.91%   25.25%   -2.10%   98.25%   -6.26%      %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year  Life of  Life of  Life of
                                                       Class A  Class B  Class C
Class A before tax (began 1-3-94)      xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions,
with sale                              xx.xx%  xx.xx%   xx.xx%       --       --
Class B before tax (began 1-3-94)      xx.xx%  xx.xx%       --   xx.xx%       --
Class C before tax (began 5-1-98)      xx.xx%      --       --       --   xx.xx%
Russell 2000 Index                     xx.xx%  xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.


The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

James S. Yu, CFA
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 1999

See page 39 for the management biographies.


FUND CODES

Class A     Ticker            SPVAX
            CUSIP              409905700
            Newspaper         SmCpVlA
            SEC number        811-3999
            JH fund number    37

Class B     Ticker            SPVBX
            CUSIP             409905809
            Newspaper         SmCpVlB
            SEC number        811-3999
            JH fund number   137

Class C     Ticker            SPVCX
            CUSIP             409905882
            Newspaper         SmCpVlC
            SEC number        811-3999
            JH fund number    537

Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of stocks in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On January 31, 2002, that range was $xxx million to $xxx billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '98, 15.56%
Worst quarter: Q3 '98, -7.85%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
    1992   1993    1994    1995    1996    1997    1998   1999   2000   2001
   7.23%  5.71%  -1.85%  29.15%  17.57%  29.14%  15.62%  5.91%  4.10%      %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year  10 year  Life of  Life of
                                                                Class B  Class C
Class A before tax                     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions     xx.xx%  xx.xx%   xx.xx%       --       --
Class A after tax on distributions,
with sale                              xx.xx%  xx.xx%   xx.xx%       --       --
Class B before tax (began 12-31-99)    xx.xx%      --       --   xx.xx%       --
Class C before tax (began 4-1-99)      xx.xx%      --       --       --   xx.xx%
Standard & Poor's 500 Index            xx.xx%  xx.xx%   xx.xx%   xx.xx%   xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================


YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                               %        %        %
Distribution and service (12b-1) fees                        %        %        %
Other expenses                                               %        %        %
Total fund operating expenses                                %        %        %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
Class B with redemption
Class B without redemption
Class C with redemption
Class C without redemption

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

John F Snyder, III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Peter M. Schofield, CFA
Joined fund team in 1996

See page 39 for the management biographies.


FUND CODES

Class A     Ticker            SOVIX
            CUSIP             47803P302
            Newspaper         SvInvA
            SEC number        811-0560
            JH fund number    29

Class B     Ticker            SOVBX
            CUSIP             47803P401
            Newspaper         SvInvB
            SEC number        811-0560
            JH fund number    129

Class C     Ticker            SOVCX
            CUSIP             47803P609
            Newspaper         --
            SEC number        811-0560
            JH fund number    529

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.


o Distribution and service (12b-1) fees of 0.30% (0.25% for Large Cap Equity and Small Cap Growth).


--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost share-holders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                                 As a % of        As a % of your
Your investment                                  offering price   investment
Up to $49,999                                    5.00%            5.26%
$50,000 - $99,999                                4.50%            4.71%
$100,000 - $249,999                              3.50%            3.63%
$250,000 - $499,999                              2.50%            2.56%
$500,000 - $999,999                              2.00%            2.04%
$1,000,000 and over                              See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                                                 As a % of        As a % of your
Your investment                                  offering price   investment
Up to $1,000,000                                 1.00%            1.01%
$1,000,000 and over                              none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Your investment                                                   being sold
First $1M - $4,999,999                                            1.00%
Next $1 - $5M above that                                          0.50%
Next $1 or more above that                                        0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


26 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                        CDSC on shares
Years after purchase                    being sold
1st year                                5.00%
2nd year                                4.00%
3rd or 4th year                         3.00%
5th year                                2.00%
6th year                                1.00%
After 6th year                          none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                    CDSC
1st year                                1.00%
After 1st year                          none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT 27

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $250

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


28 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

By check

[Clip Art]     o Make out a check for the         o Make out a check for the
                 investment amount, payable         investment amount payable
                 to "John Hancock Signature         to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to           investment slip from an
                 your financial                     account statement. If no
                 representative, or mail            slip is available, include
                 them to Signature Services         a note specifying the fund
                 (address below).                   name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    them to Signature Services
                                                    (address below).

By exchange

[Clip Art]     o Call your financial              o Log on to www.jhfunds.com
                 representative or                  to process exchanges
                 Signature Services to              between funds.
                 request an exchange.
                                                  o Call EASI-Line for
                                                    automated service 24 hours
                                                    a day using your
                                                    touch-tone phone at
                                                    1-800-338-8080.

                                                  o Call your financial
                                                    representative or
                                                    Signature Services to
                                                    request an exchange.

By wire

[Clip Art]     o Deliver your completed           o Instruct your bank to wire
                 application to your                the amount of your
                 financial representative,          investment to:
                 or mail it to Signature              First Signature Bank &
                 Services.                              Trust
                                                      Account # 900000260
                                                      Routing # 211475000
               o Obtain your account number
                 by calling your financial        Specify the fund name, your
                 representative or                share class, your account
                 Signature Services.              number and the name(s) in
                                                  which the account is
               o Instruct your bank to wire       registered. Your bank may
                 the amount of your               charge a fee to wire funds.
                 investment to:
                   First Signature Bank & Trust
                   Account # 900000260
                   Routing # 211475000

               Specify the fund name, your
               choice of share class, the
               new account number and the
               name(s) in which the account
               is registered. Your bank may
               charge a fee to wire funds.

By Internet

[Clip Art]     See "By exchange" and "By          o Verify that your bank or
               wire."                               credit union is a member
                                                    of the Automated Clearing
                                                    House (ACH) system.

                                                  o Complete the "Bank
                                                    Information" section on
                                                    your account application.

                                                  o Log on to www.jhfunds.com
                                                    to initiate purchases
                                                    using your authorized bank
                                                    account.

By phone

[Clip Art]     See "By exchange" and "By          o Verify that your bank or
               wire."                               credit union is a member
                                                    of the Automated Clearing
                                                    House (ACH) system.

                                                  o Complete the "Bank
                                                    Information" section on
                                                    your account application.

                                                  o Call EASI-Line for
                                                    automated service 24 hours
                                                    a day using your
                                                    touch-tone phone at
                                                    1-800-338-8080.

                                                  o Call your financial
                                                    representative or
                                                    Signature Services between
                                                    8 A.M. and 4 P.M. Eastern
                                                    Time on most business
                                                    days.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 29

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
               Designed for                   To sell some or all of your shares

By letter

[Clip Art]     o Accounts of any type.        o Write a letter of
                                                instruction or complete a
               o Sales of any amount.           stock power indicating the
                                                fund name, your share
                                                class, your account
                                                number, the name(s) in
                                                which the account is
                                                registered and the dollar
                                                value or number of shares
                                                you wish to sell.

                                              o Include all signatures and
                                                any additional documents
                                                that may be required (see
                                                next page).

                                              o Mail the materials to
                                                Signature Services.

                                              o A check will be mailed to
                                                the name(s) and address in
                                                which the account is
                                                registered, or otherwise
                                                according to your letter
                                                of instruction.

By Internet

[Clip Art]     o Most accounts.               o Log on to www.jhfunds.com
                                                to initiate redemptions
               o Sales of up to $100,000.       from your funds.

By phone

[Clip Art]     o Most accounts.               o Call EASI-Line for
                                                automated service 24 hours
               o Sales of up to $100,000.       a day using your
                                                touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or
                                                Signature Services between
                                                8 A.M. and 4 P.M. Eastern
                                                Time on most business
                                                days.

By wire or electronic funds transfer (EFT)

[Clip Art]     o Requests by letter to sell   o To verify that the
                 any amount.                    Internet or telephone
                                                redemption privilege is in
               o Requests by Internet or        place on an account, or to
                 phone to sell up to            request the form to add it
                 $100,000.                      to an existing account,
                                                call Signature Services.

                                              o Amounts of $1,000 or more
                                                will be wired on the next
                                                business day. A $4 fee
                                                will be deducted from your
                                                account.

                                              o Amounts of less than
                                                $1,000 may be sent by EFT
                                                or by check. Funds from
                                                EFT transactions are
                                                generally available by the
                                                second business day. Your
                                                bank may charge a fee for
                                                this service.

By exchange

[Clip Art]     o Accounts of any type.        o Obtain a current
                                                prospectus for the fund
               o Sales of any amount.           into which you are
                                                exchanging by Internet or
                                                by calling your financial
                                                representative or
                                                Signature Services.

                                              o Log on to www.jhfunds.com
                                                to process exchanges
                                                between your funds.

                                              o Call EASI-Line for
                                                automated service 24 hours
                                                a day using your
                                                touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or
                                                Signature Services to
                                                request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


30 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                       Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or               o Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).                        o On the letter, the signatures of
                                               all persons authorized to sign
                                               for the account, exactly as the
                                               account is registered.

                                             o Signature guarantee if applicable
                                               (see above).

Owners of corporate, sole                    o Letter of instruction.
proprietorship, general partner or
association accounts.                        o Corporate business/organization
                                               resolution, certified within the
                                               past 12 months, or a John Hancock
                                               Funds business/organization
                                               certification form.

                                             o On the letter and the resolution,
                                               the signature of the person(s)
                                               authorized to sign for the
                                               account.

                                             o Signature guarantee if applicable
                                               (see above).

Owners or trustees of trust                  o Letter of instruction.
accounts.
                                             o On the letter, the signature(s)
                                               of the trustee(s).

                                             o Copy of the trust document
                                               certified within the past 12
                                               months or a John Hancock Funds
                                               trust certification form.

                                             o Signature guarantee if applicable
                                               (see above).

Joint tenancy shareholders with              o Letter of instruction signed by
rights of survivorship whose                   surviving tenant.
co-tenants are deceased.
                                             o Copy of death certificate.

                                             o Signature guarantee if applicable
                                               (see above).

Executors of shareholder estates.            o Letter of instruction signed by
                                               executor.

                                             o Copy of order appointing
                                               executor, certified within the
                                               past 12 months.

                                             o Signature guarantee if applicable
                                               (see above).

Administrators, conservators,                o Call 1-800-225-5291 for
guardians and other sellers or                 instructions.
account types not listed above.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


                                                                 YOUR ACCOUNT 31

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Balanced and Sovereign Investors funds typically pay income dividends quarterly. All other funds declare and pay any income dividends annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and


32 YOUR ACCOUNT
capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 33

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The trustees of the Balanced, Focused Equity, Growth Trends, Large Cap Equity, Mid Cap Growth, Multi Cap Growth and Small Cap Growth funds have the power to change these funds' respective investment goals without shareholder approval.


Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Balanced                                  0.60%
Core Equity                               0.74%
Focused Equity                            X.XX%
Growth Trends                             0.90%
Large Cap Growth                          0.75%
Large Cap Equity                          0.625%
Mid Cap Growth                            0.80%
Multi Cap Growth                          x.xx%
Small Cap Equity                          0.74%
Small Cap Value                           0.70%
Sovereign Investors                       0.55%

                                -----------------
                                  Shareholders
                                -----------------

----------------------
   Distribution and
 shareholder services
----------------------


                -------------------------------------------------
                          Financial services firms and
                              their representatives

                      Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                              Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
                keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                          ----------------------
                                                                   Asset
                                                                management
                                                          ----------------------

                    ----------------------------------------
                                   Subadvisers

                          American Fund Advisors, Inc.
                               1415 Kellum Place
                             Garden City, NY 11530

                          Independence Investment LLC
                                53 State Street
                                Boston, MA 02109

                                Mercury Advisors
                             800 Scudders Mill Road
                              Plainsboro, NJ 08536

                                Provide portfolio
                             management to certain
                                     funds.
                    ----------------------------------------

                    ----------------------------------------
                               Investment adviser

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
                    ----------------------------------------


                    ----------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

                      Holds the funds' assets, settles all
                       portfolio trades and collects most
                       of the valuation data required for
                          calculating each fund's NAV.
                    ----------------------------------------


                    ----------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                    ----------------------------------------


34 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds. It is a brief summary of their business careers over the past five years.

Bernice S. Behar, CFA
---------------------------------------
Joined John Hancock Advisers in 1991
Senior vice president
Began business career in 1986

Paul J. Berlinguet
---------------------------------------
Joined John Hancock Advisers in 2001
Vice president
U.S. equity investment manager at
Baring America Asset
Management (1989-2001)
Began business career in 1986

William L. Braman
---------------------------------------
Joined John Hancock Advisers in 2000
Executive vice president and
chief investment officer
Chief investment officer at
Baring Asset Management
(London 1998-2000)
Head of U.S. equity team at
Baring Asset Management
(Boston 1989-1998)
Began business career in 1977

Barry H. Evans, CFA
---------------------------------------
Joined John Hancock Advisers in 1986
Senior vice president
Began business career in 1986

Roger C. Hamilton
---------------------------------------
Joined John Hancock Advisers in 1996
Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980

Anurag Pandit, CFA
---------------------------------------
Joined John Hancock Advisers in 1996
Vice president
Began business career in 1984

Peter M. Schofield, CFA
---------------------------------------
Joined John Hancock Advisers in 1996
Vice president
Began business career in 1984

John F. Snyder, III
---------------------------------------
Joined John Hancock Advisers in 1991
Executive vice president
Began business career in 1971

Robert J. Uek, CFA
---------------------------------------
Joined John Hancock Advisers in 1997
Vice president
Corporate finance manager
at Ernst & Young (1994-1997)
Began business career in 1990

James S. Yu, CFA
---------------------------------------
Joined John Hancock Advisers in 2000
Vice president
Analyst at Merrill Lynch Asset
Management (1998-2000)
Analyst at Gabelli & Company
(1995-1998)
Began business career in 1991


                                                                 FUND DETAILS 35

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund

Figures audited by ______________________.

CLASS A SHARES    PERIOD ENDED:                           12-31-97   12-31-98   12-31-99   12-31-00   12-31-01
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $12.27     $13.33     $14.06     $14.05
Net investment income(2)                                      0.37       0.36       0.35       0.33
Net realized and unrealized gain (loss) on investments        2.14       1.47       0.18      (0.59)
Total from investment operations                              2.51       1.83       0.53      (0.26)
Less distributions
From net investment income                                   (0.37)     (0.36)     (0.36)     (0.33)
In excess of net investment income                              --         --         --(3)      --         --
From net realized gain                                       (1.08)     (0.74)     (0.18)     (0.43)        --
                                                             (1.45)     (1.10)     (0.54)     (0.76)
Net asset value, end of period                              $13.33     $14.06     $14.05     $13.03
Total return(4) (%)                                          20.79      14.01       3.89      (1.83)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $84        $97       $131       $148
Ratio of expenses to average net assets (%)                   1.22       1.21       1.22       1.31
Ratio of net investment income to average net assets (%)      2.77       2.61       2.47       2.52
Portfolio turnover (%)                                         115         83         94         99

CLASS B SHARES    PERIOD ENDED:                           12-31-97   12-31-98   12-31-99    12-31-00  12-31-01
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $12.27     $13.33     $14.06     $14.05
Net investment income(2)                                      0.28       0.27       0.26      (0.24)
Net realized and unrealized gain (loss) on investments        2.14       1.46       0.17      (0.59)
Total from investment operations                              2.42       1.73       0.43      (0.35)
Less distributions
From net investment income                                   (0.28)     (0.26)     (0.26)     (0.24)
In excess of net investment income                              --         --         --(3)      --
From net realized gain                                       (1.08)     (0.74)     (0.18)     (0.43)
                                                             (1.36)     (1.00)     (0.44)     (0.67)
Net asset value, end of period                              $13.33     $14.06     $14.05     $13.03
Total return(4) (%)                                          19.96      13.23       3.16      (2.51)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $101       $116       $112        $77
Ratio of expenses to average net assets (%)                   1.91       1.88       1.92       2.01
Ratio of net investment income to average net assets (%)      2.08       1.93       1.76       1.78
Portfolio turnover (%)                                         115         83         94         99


36 FUND DETAILS

CLASS C SHARES    PERIOD ENDED:                           12-31-99(8)   12-31-00   12-31-01
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $14.60        $14.05
Net investment income(2)                                      0.19          0.24
Net realized and unrealized loss on investments              (0.37)        (0.59)
Total from investment operations                             (0.18)        (0.35)
Less distributions
From net investment income                                   (0.19)        (0.24)
In excess of net investment income                              --(3)         --         --
From net realized gain                                       (0.18)        (0.43)        --
                                                             (0.37)        (0.67)
Net asset value, end of period                              $14.05        $13.03
Total return(4) (%)                                          (1.15)(5)     (2.51)
---------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        --(9)          $1
Ratio of expenses to average net assets (%)                  1.84(6)        2.01
Ratio of net investment income to average net assets (%)     1.88(6)        1.93
Portfolio turnover (%)                                         94             99

(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than $0.01 per share.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.
(7) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 2.53%, 1.82% and 1.82% for Class A, Class B and Class C shares, respectively.
(8)   Class C shares began operations on 5-3-99.
(9)   Less than $500,000.


                                                                 FUND DETAILS 37

Core Equity Fund

Figures audited by ______________________________.

CLASS A SHARES    PERIOD ENDED:                          12-31-96(1)    12-31-97     12-31-98   12-31-99   12-31-00   12-31-01
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $17.98         $19.42       $23.93     $30.14     $33.21
Net investment income (loss)(3)                              0.13           0.10         0.05      (0.02)     (0.06)
Net realized and unrealized gain (loss) on investments       1.72           5.55         6.81       3.72      (2.49)
Total from investment operations                             1.85           5.65         6.86       3.70      (2.55)
Less distributions
From net investment income                                  (0.14)         (0.04)          --         --         --
From net realized gain                                      (0.27)         (1.10)       (0.65)     (0.63)     (0.42)
In excess of net realized gain                                 --             --           --         --      (0.37)
                                                            (0.41)         (1.14)       (0.65)     (0.63)     (0.79)
Net asset value, end of period                             $19.42         $23.93       $30.14     $33.21     $29.87
Total return(4) (%)                                         10.33(5,6)     29.19(5)     28.84      12.37      (7.75)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $31            $92         $201       $394       $373
Ratio of expenses to average net assets (%)                  1.30(7)        1.42         1.39       1.37       1.41
Ratio of adjusted expenses to average net assets(8)          1.73(7)        1.44           --         --         --
Ratio of net investment income (loss) to average
net assets (%)                                               1.16(7)        0.45         0.17      (0.06)     (0.19)
Portfolio turnover (%)                                         35             62           50         98         82

CLASS B SHARES    PERIOD ENDED:                          12-31-96(1)    12-31-97     12-31-98   12-31-99   12-31-00   12-31-01
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $17.96         $19.41       $23.80     $29.75     $32.54
Net investment income (loss)(3)                              0.05          (0.06)       (0.14)     (0.24)     (0.27)
Net realized and unrealized gain (loss) on investments       1.72           5.56         6.74       3.66      (2.42)
Total from investment operations                             1.77           5.50         6.60       3.42      (2.69)
Less distributions
From net investment income                                  (0.05)         (0.01)          --         --         --
From net realized gain                                      (0.27)         (1.10)       (0.65)     (0.63)     (0.42)
In excess of net realized gain                                 --             --           --         --      (0.37)
                                                            (0.32)         (1.11)       (0.65)     (0.63)     (0.79)
Net asset value, end of period                             $19.41         $23.80       $29.75     $32.54     $29.06
Total return(4) (%)                                          9.83(5,6)     28.39(5)     27.90      11.59      (8.35)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $42           $135         $347       $664       $499
Ratio of expenses to average net assets (%)                  2.00(7)        2.12         2.09       2.07       2.07
Ratio of adjusted expenses to average net assets(8)          2.43(7)        2.14           --         --         --
Ratio of net investment income (loss) to average
net assets (%)                                               0.45(7)       (0.25)       (0.53)     (0.77)     (0.86)
Portfolio turnover (%)                                         35             62           50         98         82


38 FUND DETAILS

CLASS C SHARES    PERIOD ENDED:                         12-31-98(9)   12-31-99   12-31-00   12-31-01
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $27.81        $29.75     $32.54
Net investment loss(3)                                     (0.09)        (0.25)     (0.28)
Net realized and unrealized gain (loss) on investments      2.68          3.67      (2.42)
Total from investment operations                            2.59          3.42      (2.70)
Less distributions
From net realized gain                                     (0.65)        (0.63)     (0.42)
In excess of net realized gain                                --            --      (0.37)
                                                           (0.65)        (0.63)     (0.79)
Net asset value, end of period                            $29.75        $32.54     $29.05
Total return(4) (%)                                         9.46(6)      11.59      (8.38)
------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $7           $30        $32
Ratio of expenses to average net assets (%)                 2.12(7)       2.08       2.11
Ratio of net investment loss to average net assets (%)     (0.53)(7)     (0.80)     (0.89)
Portfolio turnover (%)                                        50            98         82

(1)   Effective 12-31-96, the fiscal year end changed from May 31 to December
      31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) The total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Class B shares began operations on 9-7-95. Class C shares began operations on 5-1-98.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended May 31, 1996, December 31, 1996 and 1997 would have been 28.47%, 9.90% and 29.17%, respectively. For Class B, the returns would have been 17.25%, 9.40% and 28.37%, respectively.


                                                                 FUND DETAILS 39

Focused Equity Fund

Figures audited by _______________________________.

CLASS A SHARES    PERIOD ENDED:                                         10-31-01
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period
Net investment income (loss)(3)
Net realized and unrealized loss on investments
Total from investment operations
Net asset value, end of period
Total return(4,5) (%)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)
Ratio of expenses to average net assets (%)
Ratio of adjusted expenses to average net assets(8) (%)
Ratio of net investment income to average net assets (%)
Portfolio turnover (%)

CLASS B SHARES    PERIOD ENDED:                                         10-31-01
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period
Net investment loss(3)
Net realized and unrealized loss on investments
Total from investment operations
Net asset value, end of period
Total return(4,5) (%)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)
Ratio of expenses to average net assets (%)
Ratio of adjusted expenses to average net assets(8) (%)
Ratio of net investment loss to average net assets (%)
Portfolio turnover (%)

CLASS C SHARES    PERIOD ENDED:                                         10-31-01
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period
Net investment loss(3)
Net realized and unrealized loss on investments
Total from investment operations
Net asset value, end of period
Total return(4,5) (%)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)
Ratio of expenses to average net assets (%)
Ratio of adjusted expenses to average net assets(8) (%)
Ratio of net investment loss to average net assets (%)
Portfolio turnover (%)

(1)   Class A, Class B and Class C shares began operations on 3-1-01.
(2)   Based on average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)   Not annualized.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8)   Less than $0.01 per share.


40 FUND DETAILS

Growth Trends Fund

Figures audited by _____________________________.

CLASS A SHARES    PERIOD ENDED:                          10-31-00(1)    10-31-01
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.00
Net investment income (loss)(3)                              0.01
Net realized and unrealized loss on investments             (0.47)
Total from investment operations                            (0.46)
Net asset value, end of period                              $9.54
Total return(4,5) (%)                                       (4.60)(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $86
Ratio of expenses to average net assets (%)                  1.65(7)
Ratio of adjusted expenses to average net assets(8) (%)      1.75(7)
Ratio of net investment income to average net assets (%)     0.57(7)
Portfolio turnover (%)                                         11

CLASS B SHARES    PERIOD ENDED:                          10-31-00(1)    10-31-01
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.00
Net investment loss(3)                                         --(9)
Net realized and unrealized loss on investments             (0.46)
Total from investment operations                            (0.46)
Net asset value, end of period                              $9.54
Total return(4,5) (%)                                       (4.60)(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $125
Ratio of expenses to average net assets (%)                  2.34(7)
Ratio of adjusted expenses to average net assets(8) (%)      2.44(7)
Ratio of net investment loss to average net assets (%)      (0.13)(7)
Portfolio turnover (%)                                         11

CLASS C SHARES    PERIOD ENDED:                          10-31-00(1)    10-31-01
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.00
Net investment loss(3)                                         --(9)
Net realized and unrealized loss on investments             (0.46)
Total from investment operations                            (0.46)
Net asset value, end of period                              $9.54
Total return(4,5) (%)                                       (4.60)(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $53
Ratio of expenses to average net assets (%)                  2.34(7)
Ratio of adjusted expenses to average net assets(8) (%)      2.44(7)
Ratio of net investment loss to average net assets (%)      (0.13)(7)
Portfolio turnover (%)                                         11

(1)   Class A, Class B and Class C shares began operations on 9-22-00.
(3)   Based on average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)   Less than $0.01 per share.


                                                                 FUND DETAILS 41

Large Cap Growth Fund

Figures audited by ________________________.

CLASS A SHARES    PERIOD ENDED:                         10-31-96(1)   10-31-97   10-31-98      10-31-99   10-31-00   10-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $19.51        $23.28     $24.37        $22.27     $25.04
Net investment loss(3)                                     (0.13)        (0.12)     (0.11)        (0.17)     (0.23)
Net realized and unrealized gain (loss) on investments      3.90          3.49       2.17          5.65      (1.48)
Total from investment operations                            3.77          3.37       2.06          5.48      (1.71)
Less distributions
From net realized gain                                        --         (2.28)     (4.16)        (2.71)     (2.60)
Net asset value, end of period                            $23.28        $24.37     $22.27        $25.04     $20.73
Total return(4) (%)                                        19.32(5)      16.05       9.80         27.58      (8.15)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $279          $303       $382          $484       $421
Ratio of expenses to average net assets (%)                 1.48(6)       1.44       1.40          1.35       1.36
Ratio of net investment loss to average net assets (%)     (0.73)(6)     (0.51)     (0.50)        (0.70)     (0.97)
Portfolio turnover (%)                                        59           133        153(7)        183        162

CLASS B SHARES    PERIOD ENDED:                         10-31-96(1)   10-31-97   10-31-98     10-31-99    10-31-00   10-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $19.25        $22.83     $23.70        $21.38     $23.74
Net investment loss(3)                                     (0.26)        (0.27)     (0.25)        (0.31)     (0.37)
Net realized and unrealized gain (loss) on investments      3.84          3.42       2.09          5.38      (1.37)
Total from investment operations                            3.58          3.15       1.84          5.07      (1.74)
Less distributions
From net realized gain                                        --         (2.28)     (4.16)        (2.71)     (2.60)
Net asset value, end of period                            $22.83        $23.70     $21.38        $23.74     $19.40
Total return(4) (%)                                        18.60(5)      15.33       9.04         26.70      (8.79)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $25           $36       $217          $312       $239
Ratio of expenses to average net assets (%)                 2.18(6)       2.13       2.08          2.02       2.05
Ratio of net investment loss to average net assets (%)     (1.42)(6)     (1.20)     (1.16)        (1.37)     (1.66)
Portfolio turnover (%)                                        59           133        153(7)        183        162

CLASS C SHARES    PERIOD ENDED:                                                  10-31-98(8)   10-31-99   10-31-00   10-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $21.43        $21.37     $23.73
Net investment loss(3)                                                              (0.10)        (0.31)     (0.37)
Net realized and unrealized gain (loss) on investments                               0.04          5.38      (1.37)
Total from investment operations                                                    (0.06)         5.07      (1.74)
Less distributions
From net realized gain                                                                 --         (2.71)     (2.60)
Net asset value, end of period                                                     $21.37        $23.73     $19.39
Total return(4) (%)                                                                 (0.28)(5)     26.72      (8.80)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period  (in millions)                                               --(9)         $1         $3
Ratio of expenses to average net assets (%)                                         $2.10(6)       2.05       2.06
Ratio of net investment loss to average net assets (%)                              (1.14)(6)     (1.36)     (1.71)
Portfolio turnover (%)                                                                153(7)        183        162

(1) Effective 10-31-96, the fiscal period end changed from December 31 to October 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.
(7)   Portfolio turnover rate excludes merger activity.
(8)   Class C shares began operations on 6-1-98.
(9)   Less than $500,000.


42 FUND DETAILS

Large Cap Equity Fund

Figures audited by ___________________________.

CLASS A SHARES    PERIOD ENDED:                         12-31-96(1)   12-31-97   12-31-98     12-31-99    12-31-00   12-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $15.07        $15.62     $19.32       $21.26      $27.02
Net investment income (loss)(3)                             0.05          0.12       0.16       0.09 4       (0.10)
Net realized and unrealized gain on investments             2.15          5.57       2.85         7.80        0.07
Total from investment operations                            2.20          5.69       3.01         7.89       (0.03)
Less distributions
From net investment income                                 (0.08)        (0.07)     (0.14)          --          --
From net realized gain                                     (1.57)        (1.92)     (0.93)       (2.13)      (6.06)
                                                           (1.65)        (1.99)     (1.07)       (2.13)      (6.06)
Net asset value, end of period                            $15.62        $19.32     $21.26       $27.02      $20.93
Total return(5) (%)                                        14.53(6)      36.71      15.94(7)     37.89       (2.93)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $163          $303       $421         $604        $774
Ratio of expenses to average net assets (%)                 1.22(8)       1.12       1.16(9)      1.17        1.14
Ratio of net investment income (loss) to average
net assets (%)                                              0.85(8)       0.65       0.79(9)      0.40       (0.39)
Portfolio turnover (%)                                        26           102(10)     64          113         112

CLASS B SHARES    PERIOD ENDED:                         12-31-96(1)   12-31-97   12-31-98     12-31-99    12-31-00   12-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $15.10        $15.66     $19.31       $21.20      $26.79
Net investment income (loss)(3)                             0.01         (0.02)      0.01        (0.07)      (0.30)
Net realized and unrealized gain on investments             2.14          5.60       2.84         7.75        0.09
Total from investment operations                            2.15          5.58       2.85         7.68       (0.21)
Less distributions
From net investment income                                 (0.02)        (0.01)     (0.03)          --          --
From net realized gain                                     (1.57)        (1.92)     (0.93)       (2.09)      (6.06)
                                                           (1.59)        (1.93)     (0.96)       (2.09)      (6.06)
Net asset value, end of period                            $15.66        $19.31     $21.20       $26.79      $20.52
Total return(5) (%)                                        14.15(6)      35.80      15.05(7)     36.95       (3.64)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $146          $340       $548         $768        $791
Ratio of expenses to average net assets (%)                 1.98(8)       1.87       1.91(9)      1.88        1.89
Ratio of net investment income (loss) to average
net assets (%)                                              0.10(8)      (0.10)      0.05(9)     (0.31)      (1.13)
Portfolio turnover (%)                                        26           102(10)     64          113         112


                                                                 FUND DETAILS 43

CLASS C SHARES    PERIOD ENDED:                                                  12-31-98(11) 12-31-99    12-31-00   12-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $22.03       $21.20      $26.79
Net investment income (loss)(3)                                                      0.03        (0.09)      (0.29)
Net realized and unrealized gain on investments                                      0.09         7.77        0.08
Total from investment operations                                                     0.12         7.68       (0.21)
Less distributions
From net investment income                                                          (0.02)          --          --
From net realized gain                                                              (0.93)       (2.09)      (6.06)
                                                                                    (0.95)       (2.09)      (6.06)
Net asset value, end of period                                                     $21.20       $26.79      $20.52
Total return(5) (%)                                                                  0.83(6,7)   36.94       (3.64)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                $5          $13         $66
Ratio of expenses to average net assets (%)                                          1.92(8,9)    1.92        1.89
Ratio of net investment income (loss) to average net assets (%)                      0.28(8,9)   (0.40)      (1.14)
Portfolio turnover (%)                                                                 64          113         112

(1)   Effective 12-31-96, the fiscal year end changed from August 31 to December
      31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Class A has net investment income because of its relatively lower class expenses, as compared to other share classes.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7) The total return would have been lower had certain expenses not been reduced during the periods shown.
(8)   Annualized.
(9) Reflects expense reduction in effect during the year ended 12-31-98. Absent such reduction, the ratio of expenses to average net assets would have been 1.18%, 1.93% and 1.94% for Class A, Class B and Class C shares, respectively.
(10)  Portfolio turnover rate excludes merger activity.
(11) Class C shares began operations on 5-1-98. Class I shares began operations on 3-1-01.
(12)  Less than $0.01 per share.


44 FUND DETAILS

Mid Cap Growth Fund

Figures audited by ______________________________.

CLASS A SHARES    PERIOD ENDED:                         10-31-96   10-31-97   10-31-98      10-31-99   10-31-00   10-31-01
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $9.32     $10.92     $11.40         $9.11     $12.85
Net investment loss(2)                                     (0.11)     (0.06)     (0.09)        (0.12)     (0.17)
Net realized and unrealized gain (loss) on investments      3.34       1.00      (0.89)         3.86       4.23
Total from investment operations                            3.23       0.94      (0.98)         3.74       4.06
Less distributions
From net realized gain                                     (1.63)     (0.46)     (1.31)           --      (0.88)
Net asset value, end of period                            $10.92     $11.40      $9.11        $12.85     $16.03
Total return(3) (%)                                        36.15       8.79      (9.40)        41.05      33.26
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $157       $142       $101          $112       $176
Ratio of expenses to average net assets (%)                 1.59       1.59       1.59          1.60       1.46
Ratio of net investment loss to average net assets (%)     (1.00)     (0.57)     (0.86)        (1.14)     (1.08)
Portfolio turnover (%)                                       240        317        168           153        146

CLASS B SHARES    PERIOD ENDED:                         10-31-96   10-31-97   10-31-98      10-31-99   10-31-00   10-31-01
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $9.19     $10.67     $11.03         $8.72     $12.22
Net investment loss(2)                                     (0.18)     (0.13)     (0.15)        (0.18)     (0.27)
Net realized and unrealized gain (loss) on investments      3.29       0.95      (0.85)         3.68       4.01
Total from investment operations                            3.11       0.82      (1.00)         3.50       3.74
Less distributions
From net realized gain                                     (1.63)     (0.46)     (1.31)           --      (0.88)
Net asset value, end of period                            $10.67     $11.03      $8.72        $12.22     $15.08
Total return(3) (%)                                        35.34       7.84      (9.97)        40.14      32.30
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $239       $205       $134          $146       $241
Ratio of expenses to average net assets (%)                 2.29       2.28       2.27          2.23       2.16
Ratio of net investment loss to average net assets (%)     (1.70)     (1.25)     (1.54)        (1.77)     (1.78)
Portfolio turnover (%)                                       240        317        168           153        146

CLASS C SHARES    PERIOD ENDED:                                               10-31-98(6)   10-31-99   10-31-00   10-31-01
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $9.99         $8.72     $12.21
Net investment loss(2)                                                           (0.06)        (0.19)     (0.27)
Net realized and unrealized gain (loss) on investments                           (1.21)         3.68       4.01
Total from investment operations                                                 (1.27)         3.49       3.74
Less distributions
From net realized gain                                                              --            --      (0.88)
Net asset value, end of period                                                   $8.72        $12.21     $15.07
Total return(3) (%)                                                             (12.71)(4)     40.02      32.32
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                             --(7)         --(7)      $5
Ratio of expenses to average net assets (%)                                       2.29(5)       2.30       2.16
Ratio of net investment loss to average net assets (%)                           (1.66)(5)     (1.82)     (1.80)
Portfolio turnover (%)                                                             168           153        146

(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Class C shares began operations on 6-1-98.
(7)   Less than $500,000.


                                                                 FUND DETAILS 45

Small Cap Growth Fund

Figures audited by _______________________.

CLASS A SHARES    PERIOD ENDED:                           10-31-96(1)  10-31-97(1)  10-31-98(1)  10-31-99     10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $9.02       $10.22       $12.35        $8.41       $12.65
Net investment loss(3)                                       (0.09)       (0.07)       (0.08)       (0.12)       (0.14)
Net realized and unrealized gain (loss) on investments        1.29         2.41        (1.34)        4.59         2.70
Total from investment operations                              1.20         2.34        (1.42)        4.47         2.56
Less distributions
From net realized gain                                          --        (0.21)       (2.52)       (0.23)       (1.51)
Net asset value, end of period                              $10.22       $12.35        $8.41       $12.65       $13.70
Total return(4) (%)                                          13.27        23.35       (14.14)       54.41        21.69
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $218         $209         $180         $267       $1,000
Ratio of expenses to average net assets (%)                   1.32         1.29         1.37         1.34         1.28
Ratio of net investment loss to average net assets (%)       (0.86)       (0.57)       (1.02)       (1.17)       (0.88)
Portfolio turnover (%)                                          44           96          103          104          104(7)

CLASS B SHARES    PERIOD ENDED:                           10-31-96(1)  10-31-97(1)  10-31-98(1)  10-31-99     10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $8.70        $9.78       $11.72        $7.81       $11.64      $12.38
Net investment loss(3)                                       (0.15)       (0.14)       (0.15)       (0.18)       (0.23)
Net realized and unrealized gain (loss) on investments        1.23         2.29        (1.24)        4.24         2.48
Total from investment operations                              1.08         2.15        (1.39)        4.06         2.25
Less distributions
From net realized gain                                          --        (0.21)       (2.52)       (0.23)       (1.51)
Net asset value, end of period                               $9.78       $11.72        $7.81       $11.64       $12.38
------------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                          12.48        22.44       (14.80)       53.31        20.79
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $451         $473         $362         $478         $949
Ratio of expenses to average net assets (%)                   2.05         2.02         2.08         2.03         2.03
Ratio of net investment loss to average net assets (%)       (1.59)       (1.30)       (1.73)       (1.87)       (1.62)
Portfolio turnover (%)                                          44           96          103          104          104(7)

CLASS C SHARES    PERIOD ENDED:                                                     10-31-98(8)  10-31-99     10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $8.96        $7.81       $11.62
Net investment loss(3)                                                                 (0.03)       (0.19)       (0.22)
Net realized and unrealized gain (loss) on investments                                 (1.12)        4.23         2.47
Total from investment operations                                                       (1.15)        4.04         2.25
Less distributions
From net realized gain                                                                    --        (0.23)       (1.51)
Net asset value, end of period                                                         $7.81       $11.62       $12.36
Total return(4) (%)                                                                   (12.83)(5)    53.05        20.83
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                   --(9)        $4          $33
Ratio of expenses to average net assets (%)                                             2.12(6)      2.09         2.02
Ratio of net investment loss to average net assets (%)                                 (1.86)(6)    (1.94)       (1.62)
Portfolio turnover (%)                                                                   103          104          104(7)

(1) All per share amounts and net asset values have been restated to reflect the four-for-one stock split effective 5-1-98.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.
(7)   Portfolio turnover rate excludes merger activity.
(8) Class C shares began operations on 6-1-98. Class I shares began operations on 12-7-99.
(9)   Less than $500,000.


46 FUND DETAILS

Small Cap Equity Fund

Figures audited by ________________________.

CLASS A SHARES    PERIOD ENDED:                           12-31-96     12-31-97     10-31-98(1)    10-31-99    10-31-00   10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.39       $10.32       $12.27         $10.82      $17.27
Net investment income (loss)(3)                               0.14         0.06         0.02          (0.09)      (0.18)
Net realized and unrealized gain (loss) on investments        1.17         2.52        (1.47)          6.67        6.35
Total from investment operations                              1.31         2.58        (1.45)          6.58        6.17
Less distributions
From net investment income                                   (0.14)       (0.03)          --             --          --
From net realized gain                                       (1.24)       (0.60)          --          (0.13)      (1.37)
                                                             (1.38)       (0.63)          --          (0.13)      (1.37)
Net asset value, end of period                              $10.32       $12.27       $10.82         $17.27      $22.07
Total return(4) (%)                                          12.91(5)     25.25(5)    (11.82)(5,6)    61.39(5)    37.75
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $16          $21          $23          $52          $276
Ratio of expenses to average net assets (%)                   0.99         0.99         1.01(7)      1.39          1.36
Ratio of adjusted expenses to average net
assets(8) (%)                                                 1.70         1.59         1.62(7)      1.54            --
Ratio of net investment income (loss) to average
net assets (%)                                                1.31         0.47         0.25(7)     (0.67)        (0.77)
Portfolio turnover (%)                                          72          140           69          140            36

CLASS B SHARES    PERIOD ENDED:                           12-31-96     12-31-97     10-31-98(1)    10-31-99    10-31-00   10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.38       $10.31       $12.21         $10.71      $16.98
Net investment income (loss)(3)                               0.07        (0.03)       (0.04)         (0.18)      (0.31)
Net realized and unrealized gain (loss) on investments        1.17         2.53        (1.46)          6.58        6.21
Total from investment operations                              1.24         2.50        (1.50)          6.40        5.90
Less distributions
From net investment income                                   (0.07)          --           --             --          --
From net realized gain                                       (1.24)       (0.60)          --          (0.13)      (1.37)
                                                             (1.31)       (0.60)          --          (0.13)      (1.37)
Net asset value, end of period                              $10.31       $12.21       $10.71         $16.98      $21.51
Total return(4) (%)                                          12.14(5)     24.41(5)    (12.29)(5,6)    60.33(5)    36.73
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $22          $35          $31            $75        $249
Ratio of expenses to average net assets (%)                   1.69         1.69         1.71(7)        2.06        2.06
Ratio of adjusted expenses to average net
assets(8) (%)                                                 2.40         2.29         2.32(7)        2.21          --
Ratio of net investment income (loss) to average
net assets (%)                                                0.62        (0.24)       (0.45)(7)      (1.34)      (1.38)
Portfolio turnover (%)                                          72          140           69            140          36

CLASS C SHARES    PERIOD ENDED:                                                     10-31-98(9)    10-31-99    10-31-00   10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $13.39         $10.71      $16.97
Net investment loss(3)                                                                 (0.03)         (0.19)      (0.34)
Net realized and unrealized gain (loss) on investments                                 (2.65)          6.58        6.25
Total from investment operations                                                       (2.68)          6.39        5.91
Less distributions
From net realized gain                                                                    --          (0.13)      (1.37)
Net asset value, end of period                                                        $10.71         $16.97      $21.51
Total return(4) (%)                                                                   (20.01)(5,6)    60.24(5)    36.82
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                   --(10)         $4         $49
Ratio of expenses to average net assets (%)                                             1.71(7)        2.09        2.07
Ratio of adjusted expenses to average net
assets(8) (%)                                                                           2.32(7)        2.25          --
Ratio of net investment loss to average net assets (%)                                 (0.54)(7)      (1.43)      (1.50)
Portfolio turnover (%)                                                                    69            140          36

(1) Effective 10-31-98, the fiscal year end changed from December 31 to October 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) The total return would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)   Class C shares began operations on 5-1-98.
(10)  Less than $500,000.


                                                                 FUND DETAILS 47

Sovereign Investors Fund

Figures audited by ______________________.

CLASS A SHARES    PERIOD ENDED:                            12-31-96      12-31-97   12-31-98   12-31-99      12-31-00   12-31-01
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $17.87        $19.48     $22.41     $24.23        $24.51
Net investment income(2)                                       0.36          0.32       0.31       0.30          0.33
Net realized and unrealized gain (loss) on investments         2.77          5.31       3.11       1.11          0.61
Total from investment operations                               3.13          5.63       3.42       1.41          0.94
Less distributions
From net investment income                                    (0.36)        (0.32)     (0.31)     (0.35)        (0.33)
From net realized gain                                        (1.16)        (2.38)     (1.29)     (0.78)        (1.77)
                                                              (1.52)        (2.70)     (1.60)     (1.13)        (2.10)
Net asset value, end of period                               $19.48        $22.41     $24.23     $24.51        $23.35
Total return(3) (%)                                           17.57         29.14      15.62       5.91          4.10
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $1,430        $1,748     $1,884     $1,788        $1,446
Ratio of expenses to average net assets (%)                    1.13          1.06       1.03       1.05          1.08
Ratio of net investment income to average net assets (%)       1.86          1.44       1.33       1.21          1.44
Portfolio turnover (%)                                           59            62         51         64            46

CLASS B SHARES    PERIOD ENDED:                            12-31-96      12-31-97   12-31-98   12-31-99      12-31-00   12-31-01
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $17.86        $19.46     $22.38     $24.20        $24.48
Net investment income(2)                                       0.21          0.16       0.14       0.13          0.17
Net realized and unrealized gain (loss) on investments         2.77          5.29       3.11       1.11          0.60
Total from investment operations                               2.98          5.45       3.25       1.24          0.77
Less distributions
From net investment income                                    (0.22)        (0.15)     (0.14)     (0.18)        (0.17)
From net realized gain                                        (1.16)        (2.38)     (1.29)     (0.78)        (1.77)
                                                              (1.38)        (2.53)     (1.43)     (0.96)        (1.94)
Net asset value, end of period                               $19.46        $22.38     $24.20     $24.48        $23.31
Total return(3) (%)                                           16.67         28.14      14.79       5.20          3.32
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $407          $611       $790       $820          $663
Ratio of expenses to average net assets (%)                    1.91          1.83       1.79       1.73          1.78
Ratio of net investment income to average net assets (%)       1.10          0.67       0.58       0.54          0.75
Portfolio turnover (%)                                           59            62         51         64            46

CLASS C SHARES    PERIOD ENDED:                                                     12-31-98(7)   12-31-99   12-31-00   12-31-01
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $24.43        $24.22     $24.50
Net investment income(2)                                                                0.13          0.13       0.18
Net realized and unrealized gain (loss) on investments                                  1.07          1.10       0.59
Total from investment operations                                                        1.20          1.23       0.77
Less distributions
From net investment income                                                             (0.12)        (0.17)     (0.17)
From net realized gain                                                                 (1.29)        (0.78)     (1.77)
                                                                                       (1.41)        (0.95)     (1.94)
Net asset value, end of period                                                        $24.22        $24.50     $23.33
Total return(3) (%)                                                                     5.18(4)       5.17       3.32
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                   $5           $11        $12
Ratio of expenses to average net assets (%)                                             1.67(5)       1.75       1.79
Ratio of net investment income to average net assets (%)                                0.84(5)       0.51       0.76
Portfolio turnover (%)                                                                    51            64         46

(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 1.43%, 0.73% and 0.74% for Class A, Class B and Class C shares, respectively.
(7)   Class C shares began operations on 5-1-98.
(8) Class Y shares were terminated 1-3-01. Net asset value and net assets at the end of the period reflect amounts prior to the redemption of all shares on 1-3-01. Unaudited.
(9)   Less than $0.01 per share.
(10)  Less than $500,000.


48 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans
Insurance Services

                                  (C)2002 JOHN HANCOCK FUNDS, INC.  EQTPN-E 3/02

                                                                    John Hancock
                                                           Small Cap Equity Fund
                                                 (formerly Small Cap Value Fund)


                                                           Institutional Class I

                                                                      Prospectus

                                                                   March 1, 2002

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                   [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------


A summary of the fund's goals,      Small Cap Equity Fund                      4
strategies, risks, performance
and expenses.


Policies and instructions for       Your account
opening, maintaining and
closing an account.                 Who can buy shares                         6
                                    Opening an account                         6
                                    Buying shares                              7
                                    Selling shares                             8
                                    Transaction policies                      10
                                    Dividends and account policies            10

Further information on the          Fund details
fund.


                                    Business structure                        11
                                    Management biographies                    12
                                    Financial highlights                      13


                                    For more information              back cover

Small Cap Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $xx million to $xx billion as of January 31,
2002). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.


The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have no operational history, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '99, 47.75%
Worst quarter: Q3 '98, -21.43%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                1994     1995    1996     1997    1998     1999    2000     2001
                7.81%   20.26%  12.91%   25.25%  -2.10%    98.25  -6.26%       %

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                                       1 year   5 year   Life of
                                                                         Class A
Class A before tax (began 1-3-94)                      xx.xx%   xx.xx%    xx.xx%
Class A after tax on distributions                     xx.xx%   xx.xx%    xx.xx%
Class A after tax on distributions, with sale          xx.xx%   xx.xx%    xx.xx%
Class I before tax (no operational history)                --       --        --
Russell 2000 Index                                     xx.xx%   xx.xx%    xx.xx%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.


The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================


YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.70%
Other expenses                                                             0.20%
Total fund operating expenses                                              0.90%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I

================================================================================

PORTFOLIO MANAGERS

James S. Yu, CFA
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 1999

See page 12 for the management biographies.

FUND CODES

Class I     Ticker          SPVIX
            CUSIP           409905841
            Newspaper       --
            SEC number      811-3999
            JH fund number  427

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o     Retirement and other benefit plans and their participants

o     Rollover assets for participants whose plans are invested in the fund

o     Certain trusts, endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Insurance companies, trust companies and bank trust departments buying shares for their own account

o     Investment companies not affiliated with the adviser

o Clients of service agents and broker-dealers who have entered into an agreement with John Hancock Funds, Inc.

o Investors who participate in fee-based, wrap and other investment platform programs

o     Any entity that is considered a corporation for tax purposes

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. You must submit additional documentation when opening trust, corporate or power of attorney accounts.

5     Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.

Your broker or agent may charge you a fee to effect transactions in fund shares.


6 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                  Adding to an account

By check

[Clip Art]     o Make out a check for the          o Make out a check for the
                 investment amount, payable          investment amount payable
                 to "John Hancock Signature          to "John Hancock Signature
                 Services, Inc."                     Services, Inc."

               o Deliver the check and your        o Fill out the detachable
                 completed application to            investment slip from an
                 your financial                      account statement. If no
                 representative, or mail             slip is available, include
                 them to Signature Services          a note specifying the fund
                 (address below).                    name(s), your share class,
                                                     your account number and
                                                     the name(s) in which the
                                                     account is registered.

                                                   o Deliver the check and
                                                     investment slip or note to
                                                     your financial
                                                     representative, or mail
                                                     them to Signature Services
                                                     (address below).

By exchange

[Clip Art]     o Call your financial               o Call your financial
                 representative or                   representative or
                 Signature Services to               Signature Services to
                 request an exchange.                request an exchange.

               o You may only exchange for         o You may only exchange for
                 shares of other                     shares of other
                 institutional funds or              institutional funds or
                 Class I shares.                     Class I shares.

By wire

[Clip Art]     o Deliver your completed            o Instruct your bank to wire
                 application to your                 the amount of your
                 financial representative            investment to:
                 or mail it to Signature               First Signature Bank &
                 Services.                               Trust
                                                       Account # 900022260
               o Obtain your account number            Routing # 211475000
                 by calling your financial
                 representative or                 Specify the fund name(s),
                 Signature Services.               your share class, your
                                                   account number and the
               o Instruct your bank to wire        name(s) in which the account
                 the amount of your                is registered. Your bank may
                 investment to:                    charge a fee to wire funds.
                   First Signature Bank &
                     Trust
                   Account # 900022260
                   Routing # 211475000

               Specify the fund name(s),
               the share class, the new
               account number and the
               name(s) in which the account
               is registered. Your bank may
               charge a fee to wire funds.

By phone

[Clip Art]     See "By exchange" and "By           o Verify that your bank or
               wire."                                credit union is a member
                                                     of the Automated Clearing
                                                     House (ACH) system.

                                                   o Complete the "To Purchase,
                                                     Exchange or Redeem Shares
                                                     via Telephone" and "Bank
                                                     Information" sections on
                                                     your account application.

                                                   o Call Signature Services to
                                                     verify that these features
                                                     are in place on your
                                                     account.

                                                   o Call your financial
                                                     representative or
                                                     Signature Services with
                                                     the fund name(s), your
                                                     share class, your account
                                                     number, the name(s) in
                                                     which the account is
                                                     registered and the amount
                                                     of your investment.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------



                                                                  YOUR ACCOUNT 7

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
              Designed for                    To sell some or all of your shares

By letter

[Clip Art]    o Sales of any amount;          o Write a letter of
                however, sales of $5            instruction indicating the
                million or more must be         fund name, your account
                made by letter.                 number, your share class,
                                                the name(s) in which the
              o Certain requests will           account is registered and
                require a Medallion             the dollar value or number
                signature guarantee.            of shares you wish to
                Please refer to "Selling        sell.
                shares in writing."
                                              o Include all signatures and
                                                any additional documents
                                                that may be required (see
                                                next page).

                                              o Mail the materials to
                                                Signature Services.

                                              o A check or wire will be
                                                sent according to your
                                                letter of instruction.

By phone

[Clip Art]    o Sales of up to $5 million.    o To place your request with
                                                a representative at John
                                                Hancock Funds, call
                                                Signature Services between
                                                8 a.m. and 4 p.m. Eastern
                                                Time on most business
                                                days.

                                              o Redemption proceeds of up
                                                to $100,000 may be sent by
                                                wire or by check. A check
                                                will be mailed to the
                                                exact name(s) and address
                                                on the account. Redemption
                                                proceeds exceeding
                                                $100,000 must be wired to
                                                your designated bank
                                                account.

By wire or electronic funds transfer (EFT)

[Clip Art]    o Requests by letter to sell    o To verify that the
                any amount.                     telephone redemption
                                                privilege is in place on
              o Requests by phone to sell       an account, or to request
                up to $5 million (accounts      the forms to add it to an
                with telephone redemption       existing account, call
                privileges).                    Signature Services.

                                              o Amounts of $5 million or
                                                more will be wired on the
                                                next business day.

                                              o Amounts up to $100,000 may
                                                be sent by EFT or by
                                                check. Funds from EFT
                                                transactions are generally
                                                available by the second
                                                business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art]    o Sales of any amount.          o Obtain a current
                                                prospectus for the fund
                                                into which you are
                                                exchanging by calling your
                                                financial representative
                                                or Signature Services.

                                              o You may only exchange for
                                                shares of other
                                                institutional funds or
                                                Class I shares.

                                              o Call your financial
                                                representative or
                                                Signature Services to
                                                request an exchange.


8 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o     you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                      Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or              o Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).                       o On the letter, the signatures of
                                              all persons authorized to sign
                                              for the account, exactly as the
                                              account is registered.

                                            o Medallion signature guarantee if
                                              applicable (see above).

Owners of corporate, sole                   o Letter of instruction.
proprietorship, general partner or
association accounts.                       o Corporate business/organization
                                              resolution, certified within the
                                              past 12 months, or a John Hancock
                                              Funds business/organization
                                              certification form.

                                            o On the letter and the resolution,
                                              the signature of the person(s)
                                              authorized to sign for the
                                              account.

                                            o Medallion signature guarantee if
                                              applicable (see above).

Owners or trustees of retirement            o Letter of instruction.
plan, pension trust and trust
accounts.                                   o On the letter, the signature(s)
                                              of the trustee(s).

                                            o Copy of the trust document
                                              certified within the past 12
                                              months or a John Hancock Funds
                                              trust certification form.

                                            o Medallion signature guarantee if
                                              applicable (see above).

Joint tenancy shareholders with             o Letter of instruction signed by
rights of survivorship whose                  surviving tenant.
co-tenants are deceased.
                                            o Copy of death certificate.

                                            o Medallion signature guarantee if
                                              applicable (see above).

Executors of shareholder estates.           o Letter of instruction signed by
                                              executor.

                                            o Copy of order appointing
                                              executor, certified within the
                                              past 12 months.

                                            o Medallion signature guarantee if
                                              applicable (see above).

Administrators, conservators,               o Call 1-888-972-8696 for
guardians and other sellers or                instructions.
account types not listed above.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The fund may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Institutional Fund and Class Ishares for shares of any other Institutional Fund or Class I shares. The registration for both accounts involved must be identical.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund reserves the right to require that previously exchanged shares and reinvested dividends be in the fund for 90 days before a shareholder is permitted a new exchange. The fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. Any capital gains are distributed annually. The fund declares and pays any income dividends annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


10 YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The investment adviser The fund is managed by John Hancock Advisers, Inc., 101 Huntington Avenue, Boston, MA 02199-7603. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $30 billion in assets.

Management fees For the fiscal year ended October 31, 2001, the fund paid the investment adviser management fees at a rate of 0.70% of average net assets.



                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Small Cap Equity Fund. It is a brief summary of their business careers over the past five years.

Roger C. Hamilton
----------------------------------------
Joined John Hancock Advisers in 1994
Vice president
Began business career in 1980

James S. Yu, CFA
----------------------------------------
Joined John Hancock Advisers in 2000
Vice president
Analyst at Merrill Lynch Asset
Management (1998-2000)
Analyst at Gabelli & Company
(1995-1998)
Began business career in 1991



12 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Since Class I shares have no operational history, financial highlights are provided for the fund's Class A shares, which are offered in a separate prospectus. This table details the performance of the fund's Class A shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Small Cap Equity Fund

Figures audited by _______________________.


CLASS A SHARES    PERIOD ENDED:               12-31-96      12-31-97      10-31-98(1)     10-31-99      10-31-00      10-31-01
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $10.39        $10.32        $12.27          $10.82        $17.27
Net investment loss(2)                            0.14          0.06          0.02           (0.09)        (0.18)
Net realized and unrealized gain (loss) on
 investments                                      1.17          2.52         (1.47)           6.67          6.35
Total from investment operations                  1.31          2.58         (1.45)           6.58          6.17
Less distributions
From net investment income                       (0.14)        (0.03)           --              --            --
From net realized gain                           (1.24)        (0.60)           --           (0.13)        (1.37)
                                                 (1.38)        (0.63)           --           (0.13)        (1.37)
Net asset value, end of period                  $10.32        $12.27        $10.82          $17.27        $22.07
Total return(3) (%)                              12.91(4)      25.25(4)     (11.82)(4,5)     61.39(4)      37.75
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $16           $21           $23             $52          $276
Ratio of expenses to average net assets (%)       0.99          0.99          1.01(6)         1.39          1.36
Ratio of adjusted expenses to average net
 assets(7) (%)                                    1.70          1.59          1.62(6)         1.54            --
Ratio of net investment income (loss) to
average net assets (%)                            1.31          0.47          0.25(6)        (0.67)        (0.77)
Portfolio turnover (%)                              72           140            69             140            36

(1) Effective 10-31-98, the fiscal year end changed from December 31 to October 31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) The total return would have been lower had certain expenses not been reduced during the periods shown.
(5)   Not annualized.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended December 31, 1996 and 1997, and October 31, 1998 and 1999, would have been 19.39%, 12.20%, 24.65%, (12.33%) and 61.24%, respectively.


                                                                 FUND DETAILS 13

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the John Hancock Small Cap Equity Fund:


Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-462-0825

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

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John Hancock Funds, Inc.
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                                    (C)2002 JOHN HANCOCK FUNDS, INC.  37IPN 3/02

                     John Hancock Financial Industries Fund

                  Class A, Class B, Class C and Class I Shares
                       Statement of Additional Information


                                  March 1, 2002


This Statement of Additional Information provides information about John Hancock Financial Industries Fund (the "Fund") in addition to the information that is contained in the combined Sector Funds' current Prospectus and in the Fund's current Prospectus for Class I shares, (the "Prospectuses"). The Fund is a diversified series of John Hancock Investment Trust II (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS

                                                                            Page

Organization of the Fund..............................................         2
Investment Objective and Policies.....................................         2
Investment Restrictions...............................................        13
Those Responsible for Management......................................        16
Investment Advisory and Other Services................................        20
Distribution Contracts................................................        22
Sales Compensation....................................................        24
Net Asset Value.......................................................        26
Initial Sales Charge on Class A and Class C Shares....................        26
Deferred Sales Charge on Class B and Class C Shares...................        30
Special Redemptions...................................................        34
Additional Services and Programs......................................        34
Purchases and Redemptions through Third Parties.......................        36
Description of the Fund's Shares......................................        36
Tax Status............................................................        38
Calculation of Performance............................................        43
Brokerage Allocation..................................................        45
Transfer Agent Services...............................................        47
Custody of Portfolio..................................................        47
Independent Auditors..................................................        47
Appendix A- Description of Investment Risk............................       A-1
Appendix B-Description of Bond Ratings................................       B-1
Financial Statements..................................................       F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectuses. Appendix A contains further information describing investment risks. The investment objective of the Fund is non-fundamental. There is no assurance that the Fund will achieve its investment objective.


The Fund's investment objective is capital appreciation. Under ordinary circumstances, the Fund will invest at least 80% of its Assets in equity securities of financial services companies. For this purpose, equity securities include common and preferred stocks and their equivalents (including warrants to purchase and securities convertible into such stocks).

With respect to the Fund's investment policy of investing at least 80% of its Assets in financial services companies, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.

In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest up to 80% of its Assets in investment-grade short-term securities, cash, and cash equivalents.


A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; financial holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

The Fund's management team invests in financial services companies that are currently undervalued, appear to be positioned for a merger, or are in a position to benefit from regulatory changes. The team believes that the Gramm-Leach-Bliley Act, which allows banks to acquire investment and insurance firms, should reinforce the ongoing pattern of consolidation in the banking and investment sectors.

Since the Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, recent legislation removing traditional barriers between banking and investment banking activities will allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry. The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

The Adviser believes that the ongoing deregulation of many segments of the financial services sector continues to provide new opportunities for issuers in this sector. As deregulation of various financial services businesses continues and new segments of the financial services sector are opened to certain larger financial services firms formerly prohibited from doing business in these segments, (such as national and money center banks) certain established companies in these market segments (such as regional banks or securities firms) may become attractive acquisition candidates for the larger firm seeking entrance into the segment. Typically, acquisitions accelerate the capital appreciation of the shares of the company to be acquired.

In addition, financial services companies in growth segments (such as securities firms during times of stock market expansion) or geographically linked to areas experiencing strong economic growth (such as certain regional banks) are likely to participate in and benefit from such growth through increased demand for their products and services. Many financial services companies which are actively and aggressively managed and are expanding services as deregulation opens up new opportunities also show potential for capital appreciation, particularly in expanding into areas where nonregulatory barriers to entry are low.

The Adviser will seek to invest in those financial services companies that it believes are well positioned to take advantage of the ongoing changes in the financial services sector. A financial services company may be well positioned for a number of reasons. It may be an attractive acquisition for another company wishing to strengthen its presence in a line of business or a geographic region or to expand into new lines of business or geographic regions, or it may be planning a merger to strengthen its position in a line of business or a geographic area. The financial services company may be engaged in a line or lines of business experiencing or likely to experience strong economic growth; it may be linked to a geographic region experiencing or likely to experience strong economic growth and be actively seeking to participate in such growth; or it may be expanding into financial services or geographic regions previously unavailable to it (due to an easing of regulatory constraints) in order to take advantage of new market opportunities.

Investments in Debt Securities. The Fund may invest in debt securities of financial services companies and in equity and debt securities of companies outside of the financial services sector. The Fund may invest up to 5% of its net assets in below-investment grade debt securities rated at the time of purchase as low as CCC by Standard & Poor's Rating Group ("S&P") or Caa by Moody's Investor Services, Inc. ("Moody's"). The Fund may invest in unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to those securities which are rated.

To avoid the need to sell equity securities in the Fund's portfolio to meet redemption requests, and to provide flexibility to the Fund to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in short-term, investment grade debt securities. Short-term debt securities have a maturity of less than one year. Investment grade securities are rated at the time of purchase BBB or higher by S&P or Baa or higher by Moody's. Debt securities include corporate obligations (such as commercial paper, notes, bonds or debentures), certificates of deposit, deposit accounts, obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated, or its rating may be reduced below minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Investments in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored and unsponsored American Depository Receipts (ADRs), European Depository Receipts
(EDRs) or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

Foreign Currency Transactions. The Fund's foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, the Fund will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom it enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved. The Fund may not purchase securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the Fund's total assets.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements maturing in more than seven days, OTC options, securities that are not readily marketable and restricted securities. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4 (2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid securities. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities. The Fund may sell short securities that are not in the Fund's portfolio, but which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval of the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Issue senior securities, except as permitted by paragraphs (2), (5) and (6) below, and as otherwise permitted by the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policies are not deemed to be senior securities.

(2) Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

(3) Act as an underwriter of securities of other issuers except to the extent that in selling portfolio securities it may be deemed to be an underwriter for purposes of the 1933 Act.

(4) Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of securities.

(5) Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivative include forward foreign currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund's investment policies.

(6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment; except that the Fund will ordinarily invest more than 25% of its assets in the financial services sector. This limitation does not apply to investments in obligations of the U.S. government or any of its agencies, instrumentalities or authorities.

(8) With respect to 75% of the Fund's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

         a. such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         b. such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(1) Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

(2) Participate on a joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(3) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(4) Invest more than 15% of its net assets in illiquid securities.

(5) Purchase securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the Fund's total assets.

(6) Invest for the purpose of exercising control over or management of any company.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amounts of net assets will not be considered a violation of any of the foregoing restrictions.


The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

In addition, no Fund may invest either directly or indirectly in any Russian equity. Only certain funds can invest in certain types of Russian debt. These funds are: Active Bond, Income, Investors, High Income, Bond, High Yield Bond, Strategic Income, VA Strategic Income, VA Bond, and VA High Yield Bond. Each of these funds may invest only up to 5% of total assets in: (1) Sovereign Russian Debt and Municipal Fixed Income Securities; (2) that are NOT ruble- denominated;
(3) that are held physically outside of Russia; and (4) have Euroclear settlement.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and Directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

Maureen R. Ford *             Trustee, Chairman,            Executive Vice President John
101 Huntington Avenue         President and Chief           Hancock Financial Services, Inc.,
Boston, MA  02199             Executive Officer (1,2)       John Hancock Life Insurance
March 1950                                                  Company; Chairman, Director,
                                                            President and Chief Executive
                                                            Officer, John Hancock Advisers,
                                                            Inc. (the "Adviser") and The
                                                            Berkeley Financial Group, Inc.
                                                            ("The Berkeley Group"); Chairman,
                                                            Director and Chief Executive
                                                            Officer, John Hancock Funds, Inc.
                                                            ("John Hancock Funds"); Chairman,
                                                            Director and President, John
                                                            Hancock Insurance Agency, Inc.
                                                            ("Insurance Agency, Inc.");
                                                            Chairman, Director and Chief
                                                            Executive Officer, Sovereign Asset
                                                            Management Corporation (SAMCorp.);
                                                            Director, Independence Investment
                                                            LLC and Independence Fixed Income
                                                            LLC; Senior Vice President,
                                                            MassMutual Insurance Co. (until
                                                            1999); Senior Vice President,
                                                            Connecticut Mutual Insurance Co.
                                                            (until 1996).

John M. DeCiccio*             Trustee                       Executive Vice President and Chief
P.O. Box 111                                                Investment Officer John Hancock
Boston, MA 02117                                            Financial Services, Inc.; Director,
July 1948                                                   Executive Vice President and Chief
                                                            Investment Officer, John Hancock
                                                            Life Insurance Company; Chairman of
                                                            the Committee of Finance of John
                                                            Hancock Life Insurance Company;
                                                            Director, John Hancock
                                                            Subsidiaries, Inc., Hancock Natural
                                                            Resource Group, Independence
                                                            Investment LLC, Independence Fixed
                                                            Income LLC, The Berkeley Group, the
                                                            Adviser, John Hancock Funds,
                                                            Massachusetts Business Development
                                                            Corporation; Director, Insurance
                                                            Agency Inc. (until 1999) and John
                                                            Hancock Signature Services, Inc.
                                                            (until 1997).

Dennis S. Aronowitz           Trustee                       Professor of Law, Emeritus, Boston
101 Huntington Avenue                                       University School of Law (as of
Boston, MA  02199                                           1996); Director, Brookline Bancorp.
June 1931



-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       16



                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

Richard P. Chapman, Jr.       Trustee (1)                   Chairman, President, and Chief
101 Huntington Avenue                                       Executive Officer, Brookline
Boston, MA  02199                                           Bancorp. (lending); Trustee,
February 1935                                               Northeastern University
                                                            (education); Director, Depositors
                                                            Insurance Fund, Inc. (insurance).

William J. Cosgrove           Trustee                       Vice President, Senior Banker and
101 Huntington Avenue                                       Senior Credit Officer, Citibank,
Boston, MA  02199                                           N.A. (retired September 1991);
January 1933                                                Executive Vice President, Citadel
                                                            Group Representatives, Inc.;
                                                            Trustee, the Hudson City Savings
                                                            Bank (since 1995).

Richard A. Farrell            Trustee                       President of Farrell, Healer & Co.,
101 Huntington Avenue                                       (venture capital management firm)
Boston, MA  02199                                           (since 1980); Prior to 1980, headed
November 1932                                               the venture capital group at Bank
                                                            of Boston Corporation.

Gail D. Fosler                Trustee                       Senior Vice President and Chief
101 Huntington Avenue                                       Economist, The Conference Board
Boston, MA  02199                                           (non-profit economic and business
December 1947                                               research); Director, Unisys Corp.;
                                                            Director H.B. Fuller Company; and
                                                            DBS Holdings (Singapore) (Banking
                                                            and Financial Services); Director,
                                                            National Bureau of Economic
                                                            Research (academic).

William F. Glavin             Trustee                       President Emeritus, Babson College
101 Huntington Avenue                                       (as of 1997); Vice Chairman, Xerox
Boston, MA  02199                                           Corporation (until June 1989);
March 1932                                                  Reebok, Inc. (since 1994) and Inco
                                                            Ltd.

Dr. John A. Moore             Trustee                       President and Chief Executive
101 Huntington Avenue                                       Officer, Institute for Evaluating
Boston, MA  02199                                           Health Risks, (nonprofit
February 1939                                               institution) (since September
                                                            1989).

Patti McGill Peterson         Trustee                       Executive Director, Council for
101 Huntington Avenue                                       International Exchange of Scholars
Boston, MA  02199                                           (since January 1998), Vice
May 1943                                                    President, Institute of
                                                            International Education (since
                                                            January 1998); Senior Fellow,
                                                            Cornell Institute of Public
                                                            Affairs, Cornell University (until
                                                            December 1997); President Emerita
                                                            of Wells College and St. Lawrence
                                                            University; Director, Niagara
                                                            Mohawk Power Corporation (electric
                                                            utility).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       17



                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

John W. Pratt                 Trustee                       Professor of Business
101 Huntington Avenue                                       Administration Emeritus, Harvard
Boston, MA  02199                                           University Graduate School of
September 1931                                              Business Administration (as of June
                                                            1998).

William L. Braman             Executive Vice President      Executive Vice President and Chief
101 Huntington Avenue         and Chief Investment          Investment Officer, the Adviser and
Boston, MA 02199              Officer (2)                   each of the John Hancock Funds;
December 1953                                               Executive Vice President and Chief
                                                            Investment Officer, Barring Asset
                                                            Management, London UK (until May
                                                            2000).

Richard A. Brown              Senior Vice President and     Senior Vice President and Chief
101 Huntington Avenue         Chief Financial Officer (2)   Financial Officer of the Adviser,
Boston, MA  02199                                           John Hancock Funds, and The
April 1949                                                  Berkeley Group; Second Vice
                                                            President and Senior Associate
                                                            Controller, Corporate Tax
                                                            Department, John Hancock Financial
                                                            Services, Inc. (until January
                                                            2001).

Susan S. Newton               Senior Vice President,        Senior Vice President and Chief
101 Huntington Avenue         Secretary and Chief Legal     Legal Officer the Adviser; John
Boston, MA 02199              Officer                       Hancock Funds; Vice President
March 1950                                                  Signature Services (until May
                                                            2000), The Berkeley Group, NM
                                                            Capital and SAMCorp.

Thomas H. Connors             Vice President and            Vice President and Compliance
101 Huntington Avenue         Compliance Officer            Officer, the Adviser; Vice
Boston, MA  02199                                           President, John Hancock Funds.
September 1959

William H. King               Vice President and Treasurer  Vice President and Assistant
101 Huntington Avenue                                       Treasurer, the Adviser; Vice
Boston, MA 02199                                            President and Treasurer, John
July 1952                                                   Hancock Funds; Assistant Treasurer,
                                                            John Hancock Funds (until June
                                                            2001).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                            Aggregate           Total Compensation From
                            Compensation        the Fund and John Hancock Fund
Independent Trustees        From the Fund(1)    Complex to Trustees(2)
--------------------        ----------------    ------------------------------

Dennis S. Aronowitz
Richard P. Chapman, Jr.*
William J. Cosgrove*
Leland O. Erdahl +
Richard A. Farrell
Gail D. Fosler
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
Total

(1) Compensation is for the fiscal year ended October 31, 2001.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-nine funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-one funds.

+ As of February 28, 2001, Mr. Erdahl resigned as Trustees of the Complex.

*As of December 31, 2001, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $ , Mr. Cosgrove was $ , Mr. Glavin was $ and for Dr. Moore was $ under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of December 3, 2001, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of the Fund.

                                                          Percentage of Total
                                                       outstanding Shares of the
  Name Address of Shareholders     Class of Shares         Class of the Fund
  ----------------------------     ---------------         -----------------

MLPF&S For The Sole Benefit of
Its Customers                              A                   11.91%
Attn: Fund Administration 97M23
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

MLPF&S For The Sole Benefit of
Its Customers                              B                   30.75%
Attn: Fund Administration 97M76
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

MLPF&S For The Sole Benefit of
Its Customers                              C                   19.11%
Attn: Fund Administration 97M76
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

Investors Bank & Trust Co.                                     99.99%
Paul Aparo
200 Clarendon Stree
Boston, MA 02116


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $30 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

       Average Daily Net Assets                  Annual Rate
       ------------------------                  -----------

       First  $500,000,000                          0.80%
       Amount over  $500,000,000                    0.75%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


For the fiscal year ended October 31, 1999, 2000 and 2001, the advisory fees paid by the Fund to the Adviser amounted to$25,040,294, $19,349,299 and $ , respectively.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended October 31, 1999, 2000 and 2001 the Fund paid the Adviser $539,115, $485,718 and
$             , respectively, for services under this Agreement.


Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") that have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.


Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended October 31, 1999, 2000 and 2001 were $2,952,139, $578,009 and
$ , respectively. Of such amounts $283,445, $83,609 and $ were retained by John Hancock Funds in 1998, 1999 and 2000, respectively. Total underwriting commissions for sales of the Fund's Class C shares for the period from May 1, 2000 to October 31, 2000 was $241,661 and for the fiscal year ended October 31, 2001 was $ . The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The services fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and/or Class C Plans at any time. For the fiscal year ended October 31, 2001, an aggregate of $ of distribution expenses or % of the average net assets of the Class B shares of the Fund, were not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in the prior periods. For the fiscal year ended October 31, 2001, an aggregate of $ of distribution expenses or % of the average net assets of the Class C shares of the Fund, were not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees.


The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at a meeting called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 day's written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B or Class C Plans.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

During the fiscal year ended October 31, 2001, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services.



                                                                Expense Items
                                                                -------------

                                                                                                     Interest,
                                 Printing and Mailing of    Expenses of          Compensation        Carrying or
                                 Prospectuses to New        John Hancock         to Selling          Other Finance
Shares          Advertising      Shareholders               Funds                Brokers             Charges
------          -----------      ------------               -----                -------             -------

Class A
Class B
Class C

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of broker compensation payments for Class A, Class B and Class C are (1) the 12 b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Whenever you purchase Class A, Class B or Class C shares, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual 12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.


In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with the sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may make expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.


                                                                                   Broker receives
                                      Sales charge paid   Broker receives maximum  12b-1 service         Total broker
                                      by investors (%     reallowance              fee (% of net         compensation (1)
Class A investments                   of offering price)  (% of offering price)    investment) (3)       (% of offering price)
-------------------                   ------------------  -----------------------  ---------------       ---------------------

Up to $49,999                         5.00%               4.01%                    0.25%                 4.25%
$50,000 - $99,999                     4.50%               3.51%                    0.25%                 3.75%
$100,000 - $249,999                   3.50%               2.61%                    0.25%                 2.85%
$250,000 - $499,999                   2.50%               1.86%                    0.25%                 2.10%
$500,000 - $999,999                   2.00%               1.36%                    0.25%                 1.60%

Investments of Class A
share of $1 million or more (4)
-------------------------------

First $1M - $4,999,999                --                  0.75%                    0.25%                 1.00%
Next $1 - $5M above that              --                  0.25%                    0.25%                 0.50% (2)
Next $1 or more above that            --                  0.00%                    0.25%                 0.25% (2)

                                                                                   Broker receives
                                                          Broker receives maximum  12b-1 service         Total broker
                                                          reallowance              fee (% of net         compensation (1)
Class B investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       ---------------------    ---------------       ---------------------

All amounts                           --                  3.75%                    0.25%                 4.00%
                                                          Broker receives          Broker receives 12
                                                          maximum                  b-1 service           Total broker
                                                          reallowance              fee (% of net         compensation
Class C investments                                       (% of offering price)    investment)           (% of offering price)
-------------------                                       ---------------------    -----------           ---------------------

Over $1,000,000 or amounts
purchased at NAV                      --                  0.75%                    0.25%                 1.00%
All other amounts                     1.00%               1.75%                    0.25%                 2.00%

                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service         Total broker
                                                          reallowance              fee (% of net         compensation (1)
Class I investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       --------------------     ---------------       ---------------------

All amounts                           --                  0.00%                    0.00%                 0.00% (5)

(1) Broker percentages and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total broker compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year broker receives 12b-1 fees quarterly in arrears.

(4) John Hancock Funds reduce aggregate investments by the amount of recent redemptions.

(5) John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells Class I shares of the Fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds may be used to pay brokers commissions when there is no initial sales charge.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's shares may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares of the Fund may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, subadviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partners) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                              CDSC Rate
         ---------------                                              ---------

         $1 to $4,999,999                                                1.00%
         Next $5 million to $9,999,999                                   0.50%
         Amounts of $10 million and over                                 0.25%

Class C shares may be offered without a front-end sales charge to:


o    Investments of redemption proceeds from a non-John Hancock mutual fund.

o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.) Also included are plans formerly record kept by John Hancock Signature Services (including 401(k)).

o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)

o An investor who buys through a Merrill Lynch omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.


Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and
Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow a sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

Because Class I shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions are available to Class I investors.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

   oProceeds of 50 shares redeemed at $12 per shares (50 x 12)          $600.00
   o*Minus Appreciation ($12 - $10) x 100 shares                        (200.00)
   o Minus proceeds of 10 shares not subject to
     CDSC (dividend reinvestment)                                       (120.00)
                                                                       --------
   oAmount subject to CDSC                                              $280.00

*The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.

* Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan, or redemption for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemption of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.


* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.


For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)


*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain purchased shares prior to May 15, 1995.



Please see matrix for some examples.
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Type of                  401 (a) Plan     403 (b)           457              IRA, IRA Rollover   Non-retirement
Distribution             (401 (k), MPP,
                         PSP) 457 & 408
                         (SEPs & Simple
                         IRAs)
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Death or Disability      Waived           Waived            Waived           Waived              Waived
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Over 70 1/2              Waived           Waived            Waived           Waived for          12% of account
                                                                             required minimum    value annually in
                                                                             distributions* or   periodic payments
                                                                             12% of account
                                                                             value annually in
                                                                             periodic payments.
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Between 59 1/2           Waived           Waived            Waived           Waived for Life     12% of account
and 70 1/2                                                                   Expectancy or 12%   value annually in
                                                                             of account value    periodic payments
                                                                             annually in
                                                                             periodic payments.
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Under 59 1/2             Waived for       Waived for        Waived for       Waived for          12% of account
(Class B only)           annuity          annuity           annuity          annuity payments    value annually in
                         payments (72t)   payments (72t)    payments (72t)   (72t) or 12% of     periodic payments
                         or 12% of        or 12% of         or 12% of        account value
                         account value    account value     account value    annually in
                         annually in      annually in       annually in      periodic payments.
                         periodic         periodic          periodic
                         payments.        payments.         payments.
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Loans                    Waived           Waived            N/A              N/A                 N/A
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Termination              Not Waived       Not Waived        Not Waived       Not Waived          N/A
of Plan
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Hardships                Waived           Waived            Waived           N/A                 N/A
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Qualified Domestic       Waived           Waived            Waived           N/A                 N/A
Relations Orders
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Termination of           Waived           Waived            Waived           N/A                 N/A
Employment Before
Normal Retirement Age
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
Return of Excess         Waived           Waived            Waived           Waived              N/A
------------------------ ---------------- ----------------- ---------------- ------------------- --------------------
*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:
---------------------------------------------------------------------

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES


Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Broker"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund and/or John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.


DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day will be in the same amount, except for differences resulting from the fact that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefor limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P"), will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gains. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, dividend by the number of shares received in the reinvestment.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes, or certain other foreign taxes ("qualified foreign taxes"), paid by the Fund, subject to certain provisions and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable income, or alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign income taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption, or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund, as noted above, and would not be distributed as such to shareholders. The Fund has $127,681,476 of capital loss carry forwards available to the extent provided by regulations to offset net capital gains. The carry forwards expire as follows: October 31, 2007--$127,681,476.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. The Fund would generally have a portion of its distributions treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.


The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.



Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.


Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

As of October 31, 2001, the average annual total returns before taxes of the Class A shares of the Fund for the 1 year period, 5 year period and since the commencement of operations on March 14, 1996 were %, % and %, respectively.

As of October 31, 2001, the average annual total returns before taxes of the Class B shares of the Fund for the 1 year period and since the commencement of operations on January 14, 1997 were
     % and     %, respectively.

As of October 31, 2001, the cumulative total return before taxes of the Class C shares of the Fund for the 1 year period and since the commencement of operations on March 1, 1999 were
      % and      %, respectively.

As of October 31, 2001, the cumulative total return before taxes of the Class I shares of the Fund for the 1 year period and since the commencement of operations on March 1, 2001 were % and %, respectively.

The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ERV


Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return
         n=       number of years
       ERV=       ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class B shares for the one, five and 10 year periods ended December 31, 2001 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
    ATVD=         ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-year, 5-year, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions and redemption)
         n=       number of years
     ATVDR=       ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-year, 5-year or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a high rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper Mutual Performance Analysis," a monthly publication which tracks net assets, total return, and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MORNINGSTAR, STANGER'S and BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales, and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid negotiate brokerage commissions of $4,845,254, $4,144,771, $ , respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal years ended October 31, 2001, the Fund paid $594,902 in commissions to compensate brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid no brokerage commissions to the Affiliated Broker.


Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by the majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder account and $22.50 for each Class B shareholder account and $21.50 for each Class C shareholder account. For Class A, B and C shares, the Fund also pays certain out-of-pocket expenses. These expenses are charged to the Fund by account, aggregated and allocated to each class on the basis of the related net asset values. The Fund pays Signature Services an annual fee of 0.05% of average daily net assets attributable to Class I shares plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, portfolio, Foreign Custody Manager and fund accounting services.


INDEPENDENT AUDITORS

The independent auditors of the Fund are __________________________, 160 Federal Street, Boston, Massachusetts 02110. ________________________________ audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's Federal income tax return.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

                                   APPENDIX B

                          DESCRIPTION OF BOND RATINGS*


Moody's Bond ratings

         Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities .
         Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

*As described by the rating companies themselves.

Standard & Poor's Bond ratings

         AAA. This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

FINANCIAL STATEMENTS

                         JOHN HANCOCK REGIONAL BANK FUND

                       Class A, Class B and Class C Shares
                       Statement of Additional Information


                                  March 1, 2002


This Statement of Additional Information provides information about John Hancock Regional Bank Fund (the "Fund"), in addition to the information that is contained in the combined Sector Funds' Prospectus (the "Prospectus"). The Fund is a diversified series of John Hancock Investment Trust II (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS

                                                                            Page

Organization of the Fund...............................................       2
Investment Objective and Policies......................................        2
Investment Restrictions................................................        8
Those Responsible for Management.......................................       11
Investment Advisory and Other Services.................................       15
Distribution Contracts.................................................       17
Sales Compensation.....................................................       19
Net Asset Value........................................................       21
Initial Sales Charge on Class A and Class C Shares.....................       21
Deferred Sales Charge on Class B and Class C Shares....................       24
Special Redemptions....................................................       28
Additional Services and Programs.......................................       28
Purchases and Redemptions through Third Parties........................       30
Description of the Fund's Shares.......................................       30
Tax Status.............................................................       32
Calculation of Performance.............................................       36
Brokerage Allocation...................................................       39
Transfer Agent Services................................................       41
Custody of Portfolio...................................................       42
Independent Auditors...................................................       42
Appendix A- Description of Investment Risk.............................      A-1
Appendix B-Description of Bond Ratings.................................      B-1
Financial Statements...................................................      F-1

ORGANIZATION  OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to March 1997, the Trust was named Freedom Investment Trust.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risk. The investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund's investment objective is to achieve capital appreciation from a portfolio of equity securities of regional banks and lending institutions. Moderate income is a secondary objective. Under ordinary circumstances, the Fund will invest at least 80% of its Assets in equity securities, including common stock and securities convertible to common stock (such as convertible bonds, convertible preferred stock, and warrants), of regional commercial banks, industrial banks, consumer banks, savings and loans, bank holding companies and financial holding companies that receive a substantial portion of their income from banks.


A regional bank is one that provides full service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending) and whose assets are primarily of domestic origin. The Fund may invest in banks that are not Federal Deposit Insurance Corporation insured (including any state or federally chartered savings and loan association). Although the Adviser will primarily seek opportunities for capital appreciation, many of the regional banks in which the Fund may invest pay regular dividends. Accordingly, the Fund also expects to receive moderate income.


With respect to the Fund's investment policy of investing at least 80% of its Assets in the securities of regional banks, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.

The Fund may invest some or all of its assets that are not invested in equity securities of regional banks in the equity securities of financial services companies, companies with significant lending operations or "money center" banks. A "money center" bank is one with a strong international banking business and a significant percentage of international assets. The Fund may invest up to 5% of its net assets in below-investment grade debt securities (rated as low as CCC) of banks. The Fund may invest in unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to these securities which are rated. The Fund may also invest up to 5% of its net assets in non-financial services equities.

Since the Fund's investments will be concentrated in the banking industry, it will be subject to risks in addition to those that apply to the general equity market. Thus, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.


Banks, finance companies and other financial services organizations are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and the interest rates and fees which may be charged. The profitability of these concerns is largely dependent upon the availability and cost of capital funds, and has shown significant recent fluctuation as a result of volatile interest rate levels. Volatile interest rates will also affect the market value of debt securities held by the Fund. The market value of the debt securities in the Fund's portfolio will also tend to vary in an inverse relationship with changes in interest rates. For example, as interest rates rise, the market value of debt securities tends to decline. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. The Fund is not a complete investment program. Because the Fund's investments are concentrated in the banking industry, an investment in the Fund may be subject to greater market fluctuations than a fund that does not concentrate in a particular industry. Thus, it is recommended that an investment in the Fund be considered only one portion of your overall investment portfolio.


To avoid the need to sell equity securities in the portfolio to provide funds for redemption, and to provide flexibility for the Fund to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in short-term (less than one year) investment grade (i.e., rated at the time of purchase AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Aaa, Aa, A or Baa by Moody's Investors Services, Inc. ("Moody's")) debt securities of corporations (such as commercial paper, notes, bonds or debentures), certificates of deposit, deposit accounts, obligations of the U.S. Government, its agencies and instrumentalities, or repurchase agreements which are fully-collateralized by U.S. Government obligations, including repurchase agreements that mature in more than seven days. In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash, and cash equivalents.


Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Investments in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored and unsponsored American Depository Receipts (ADRs), European Depository Receipts
(EDRs) or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by an U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price, plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not borrow money or enter into reverse repurchase agreements except from banks temporarily for extraordinary emergency purposes (not leveraging or investment) and then in an aggregate amount not in excess of 5% of the value of the Fund's net assets at the time of such borrowing. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities and Securities Indices. The Fund may purchase and write
(sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

         1. Purchases on Margin and Short Sales. Purchase securities on margin or sell short, except that the Fund may obtain such short term credits as are necessary for the clearance of securities transactions. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         2. Borrowing. Borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging or investment) and then in an aggregate amount not in excess of 5% of the value of the Fund's net assets at the time of such borrowing.

         3. Underwriting Securities. Act as an underwriter of securities of other issuers, except to the extent that it may be deemed to act as an underwriter in certain cases when disposing of restricted securities.

         4. Senior Securities. Issue senior securities except as appropriate to evidence indebtedness which the Fund is permitted to incur, provided that, to the extent applicable, (i) the purchase and sale of futures contracts or related options, (ii) collateral arrangements with respect to futures contracts, related options, forward foreign currency exchange contracts or other permitted investments of the Fund as described in the Prospectus, including deposits of initial and variation margin, and (iii) the establishment of separate classes of shares of the Fund for providing alternative distribution methods are not considered to be the issuance of senior securities for purposes of this restriction.

         5. Warrants. Invest more than 5% of the value of the Fund's net assets in marketable warrants to purchase common stock. Warrants acquired in units or attached to securities are not included in this restriction.

         6. Single Issuer Limitation/Diversification. Purchase securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of such issuer; provided, however, that with respect to all Funds, up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

         7. Real Estate. Purchase or sell real estate although the Fund may purchase and sell securities which are secured by real estate, mortgages or interests therein, or issued by companies which invest in real estate or interests therein; provided, however, that the Fund will not purchase real estate limited partnership interests.

         8. Commodities; Commodity Futures; Oil and Gas Exploration and Development Programs. Purchase or sell commodities or commodity futures contracts including forward foreign currency contracts, futures contracts and options thereon or interests in oil, gas or other mineral exploration or development programs.

         9. Making Loans. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements (subject to Restriction 12) in accordance with its investment objective and policies.

         10. Industry Concentration. Purchase any securities which would cause more than 25% of the market value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; provided that, notwithstanding the foregoing, the Fund will invest more than 25% of its total assets in issuers in the banking industry; all as more fully set forth in the Prospectus.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

         11. Options Transactions. Write, purchase, or sell puts, calls or combinations thereof except that the Fund may write, purchase or sell puts and calls on securities.

         12. Invest more than 15% of its net assets in illiquid securities.

         13. Acquisition for Control Purposes. Purchase securities of any issuer for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition or reorganization.

         14. Joint Trading Accounts. Participate on a joint or joint and several basis in any trading account in securities (except for a joint account with other funds managed by the Adviser for repurchase agreements permitted by the Securities and Exchange Commission pursuant to an exemptive order).

         15. Securities of Other Investment Companies. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
(iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.


The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

In addition, no Fund may invest either directly or indirectly in any Russian equity. Only certain funds can invest in certain types of Russian debt. These funds are: Active Bond, Income, Investors, High Income, Bond, High Yield Bond, Strategic Income, VA Strategic Income, VA Bond, and VA High Yield Bond. Each of these funds may invest only up to 5% of total assets in: (1) Sovereign Russian Debt and Municipal Fixed Income Securities; (2) that are NOT ruble- denominated;
(3) that are held physically outside of Russia; and (4) have Euroclear settlement.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and Directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

Maureen R. Ford *             Trustee, Chairman,            Executive Vice President John
101 Huntington Avenue         President and Chief           Hancock Financial Services, Inc.,
Boston, MA  02199             Executive Officer (1,2)       John Hancock Life Insurance
March 1950                                                  Company; Chairman, Director,
                                                            President and Chief Executive
                                                            Officer, John Hancock Advisers,
                                                            Inc. (the "Adviser") and The
                                                            Berkeley Financial Group, Inc.
                                                            ("The Berkeley Group"); Chairman,
                                                            Director and Chief Executive
                                                            Officer, John Hancock Funds, Inc.
                                                            ("John Hancock Funds"); Chairman,
                                                            Director and President, John
                                                            Hancock Insurance Agency, Inc.
                                                            ("Insurance Agency, Inc.");
                                                            Chairman, Director and Chief
                                                            Executive Officer, Sovereign Asset
                                                            Management Corporation (SAMCorp.);
                                                            Director, Independence Investment
                                                            LLC and Independence Fixed Income
                                                            LLC; Senior Vice President,
                                                            MassMutual Insurance Co. (until
                                                            1999); Senior Vice President,
                                                            Connecticut Mutual Insurance Co.
                                                            (until 1996).

John M. DeCiccio*             Trustee                       Executive Vice President and Chief
P.O. Box 111                                                Investment Officer John Hancock
Boston, MA 02117                                            Financial Services, Inc.; Director,
July 1948                                                   Executive Vice President and Chief
                                                            Investment Officer, John Hancock
                                                            Life Insurance Company; Chairman of
                                                            the Committee of Finance of John
                                                            Hancock Life Insurance Company;
                                                            Director, John Hancock
                                                            Subsidiaries, Inc., Hancock Natural
                                                            Resource Group, Independence
                                                            Investment LLC, Independence Fixed
                                                            Income LLC, The Berkeley Group, the
                                                            Adviser, John Hancock Funds,
                                                            Massachusetts Business Development
                                                            Corporation; Director, Insurance
                                                            Agency Inc. (until 1999) and John
                                                            Hancock Signature Services, Inc.
                                                            (until 1997).


Dennis S. Aronowitz           Trustee                       Professor of Law, Emeritus, Boston
101 Huntington Avenue                                       University School of Law (as of
Boston, MA  02199                                           1996); Director, Brookline Bancorp.
June 1931



-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       11



                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

Richard P. Chapman, Jr.       Trustee (1)                   Chairman, President, and Chief
101 Huntington Avenue                                       Executive Officer, Brookline
Boston, MA  02199                                           Bancorp. (lending); Trustee,
February 1935                                               Northeastern University
                                                            (education); Director, Depositors
                                                            Insurance Fund, Inc. (insurance).

William J. Cosgrove           Trustee                       Vice President, Senior Banker and
101 Huntington Avenue                                       Senior Credit Officer, Citibank,
Boston, MA  02199                                           N.A. (retired September 1991);
January 1933                                                Executive Vice President, Citadel
                                                            Group Representatives, Inc.;
                                                            Trustee, the Hudson City Savings
                                                            Bank (since 1995).

Richard A. Farrell            Trustee                       President of Farrell, Healer & Co.,
101 Huntington Avenue                                       (venture capital management firm)
Boston, MA  02199                                           (since 1980); Prior to 1980, headed
November 1932                                               the venture capital group at Bank
                                                            of Boston Corporation.

Gail D. Fosler                Trustee                       Senior Vice President and Chief
101 Huntington Avenue                                       Economist, The Conference Board
Boston, MA  02199                                           (non-profit economic and business
December 1947                                               research); Director, Unisys Corp.;
                                                            Director H.B. Fuller Company; and
                                                            DBS Holdings (Singapore) (Banking
                                                            and Financial Services); Director,
                                                            National Bureau of Economic
                                                            Research (academic).

William F. Glavin             Trustee                       President Emeritus, Babson College
101 Huntington Avenue                                       (as of 1997); Vice Chairman, Xerox
Boston, MA  02199                                           Corporation (until June 1989);
March 1932                                                  Reebok, Inc. (since 1994) and Inco
                                                            Ltd.

Dr. John A. Moore             Trustee                       President and Chief Executive
101 Huntington Avenue                                       Officer, Institute for Evaluating
Boston, MA  02199                                           Health Risks, (nonprofit
February 1939                                               institution) (since September
                                                            1989).

Patti McGill Peterson         Trustee                       Executive Director, Council for
101 Huntington Avenue                                       International Exchange of Scholars
Boston, MA  02199                                           (since January 1998), Vice
May 1943                                                    President, Institute of
                                                            International Education (since
                                                            January 1998); Senior Fellow,
                                                            Cornell Institute of Public
                                                            Affairs, Cornell University (until
                                                            December 1997); President Emerita
                                                            of Wells College and St. Lawrence
                                                            University; Director, Niagara
                                                            Mohawk Power Corporation (electric
                                                            utility).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       12



                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

John W. Pratt                 Trustee                       Professor of Business
101 Huntington Avenue                                       Administration Emeritus, Harvard
Boston, MA  02199                                           University Graduate School of
September 1931                                              Business Administration (as of June
                                                            1998).

William L. Braman             Executive Vice President      Executive Vice President and Chief
101 Huntington Avenue         and Chief Investment          Investment Officer, the Adviser and
Boston, MA 02199              Officer (2)                   each of the John Hancock Funds;
December 1953                                               Executive Vice President and Chief
                                                            Investment Officer, Barring Asset
                                                            Management, London UK (until May
                                                            2000).

Richard A. Brown              Senior Vice President and     Senior Vice President and Chief
101 Huntington Avenue         Chief Financial Officer (2)   Financial Officer of the Adviser,
Boston, MA  02199                                           John Hancock Funds, and The
April 1949                                                  Berkeley Group; Second Vice
                                                            President and Senior Associate
                                                            Controller, Corporate Tax
                                                            Department, John Hancock Financial
                                                            Services, Inc. (until January
                                                            2001).

Susan S. Newton               Senior Vice President,        Senior Vice President and Chief
101 Huntington Avenue         Secretary and Chief Legal     Legal Officer the Adviser; John
Boston, MA 02199              Officer                       Hancock Funds; Vice President
March 1950                                                  Signature Services (until May
                                                            2000), The Berkeley Group, NM
                                                            Capital and SAMCorp.

Thomas H. Connors             Vice President and            Vice President and Compliance
101 Huntington Avenue         Compliance Officer            Officer, the Adviser; Vice
Boston, MA  02199                                           President, John Hancock Funds.
September 1959


William H. King               Vice President and Treasurer  Vice President and Assistant
101 Huntington Avenue                                       Treasurer, the Adviser; Vice
Boston, MA 02199                                            President and Treasurer, John
July 1952                                                   Hancock Funds; Assistant Treasurer,
                                                            John Hancock Funds (until June
                                                            2001).



-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                         Aggregate              Total Compensation From
                         Compensation           the Fund and John Hancock Fund
Independent Trustees     From the Fund(1)       Complex to Trustees(2)
--------------------     ----------------       ------------------------------

Dennis S. Aronowitz
Richard P. Chapman, Jr.*
William J. Cosgrove*
Leland O. Erdahl +
Richard A. Farrell
Gail D. Fosler
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt

Total

(1) Compensation is for the fiscal year ended October 31, 2001.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-nine funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-one funds.

+ As of February 28, 2001, Mr. Erdahl resigned as Trustees of the Complex.

*As of December 31, 2001, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $ , Mr. Cosgrove was $ , Mr. Glavin was $ and for Dr. Moore was $ under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of December 3, 2001, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of the Fund.

                                                           Percentage of total
                                               Class of    Outstanding Shares of
Name and Address of Shareholder                Shares      the Class of the Fund
-------------------------------                --------    ---------------------

MLPF&S For The Sole Benefit of Its Customers       A              8.31%
Attn: Fund Administration 97C55
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

MLPF&S For The Sole Benefit of Its Customers       B             23.87%
Attn: Fund Administration 970F7
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

MLPF&S For The Sole Benefit of Its Customers       C             18.64%
Attn: Fund Administration 970F7
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $30 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement"), with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

                  Average Daily Net Assets                    Annual Rate
                  ------------------------                    -----------

                  First $500,000,000                             0.80%
                  Amount over $500,000,000                       0.75%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid the Adviser fees of $43,042,062, $24,448,382 and $ , respectively.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients, for which the Adviser renders investment advice, arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid the Adviser $929,370, $616,942 and $ , respectively, for services under this Agreement.


Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.


Total underwriting commissions for sales of the Fund's Class A shares for the fiscal periods ended October 31, 1999, 2000, and 2001 were $4,192,066, $356,412 and $ , respectively, and $556,205, $53,496 and $ , respectively, were retained by John Hancock Funds in 1999, 2000, and 2001, respectively. Total underwriting commissions for sales of the Fund's Class C shares for the period from May 1, 2000 to October 31, 2000 was $144,821. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and/or Class C Plans at any time. For the fiscal year ended October 31, 2000, an aggregate of $82,517,701 of distribution expenses or 3.47% of the average net assets of the Class B shares of the Fund, were not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended October 31, 2000, an aggregate of $0 of distribution expenses or 0% of the average net assets of the Class C shares of the Fund, were not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees.


The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.


During the fiscal year ended October 31, 2001, the Fund paid John Hancock Funds the following amounts of expenses with in connection with their services.


                                                             Expense Items
                                                             -------------

                                             Printing and                                                 Interest,
                                             Mailing of          Compensation                             Carrying, or
                                             Prospectuses to     to Selling         Expenses of John      other Finance
                            Advertising      New Shareholders    Brokers            Hancock Funds         Charges
                            -----------      ----------------    -------            ----------------      -------------

Class A
Class B
Class C

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pay compensation to financial services firms that sell the fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of broker compensation payments are (1) the 12b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual 12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.


In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with the sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may make expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.



                                                        Broker receives          Brokers receives
                                Sales charge            maximum                  12-1 service        Total broker
                                paid by investors       reallowance              fee (% of net       compensation (1)
Class A investments             (% of offering price)   (% of offering price)    investment) (3)     (% of offering price)
-------------------             ---------------------   ---------------------    ---------------     ---------------------

Up to $49,999                   5.00%                   4.01%                    0.25%               4.25%
$50,000 - $99,999               4.50%                   3.51%                    0.25%               3.75%
$100,000 - $249,999             3.50%                   2.61%                    0.25%               2.85%
$250,000 - $499,999             2.50%                   1.86%                    0.25%               2.10%
$500,000 - $999,999             2.00%                   1.36%                    0.25%               1.60%

Investments
of Class A share of
$1 million or more (4)
----------------------

First $1M - $4,999,999          --                      0.75%                    0.25%               1.00%
Next $1 - $5M above that        --                      0.25%                    0.25%               0.50% (2)
Next $1 or more above that      --                      0.00%                    0.25%               0.25% (2)

                                                        Broker receives          Broker receives
                                                        maximum                  12b-1 service fee   Total broker
                                                        reallowance              (% of net           compensation (1)
Class B investments                                     (% of offering price)    investment) (3)     (% of offering price)
-------------------                                     ---------------------    ---------------     ---------------------

All amounts                     --                      3.75%                    0.25%               4.00%

                                                        Broker receives          Broker receives
                                                        maximum                  12b-1 service fee   Total broker
                                                        reallowance              (% of net           compensation (1)
Class C investments                                     (% of offering price)    investment) (3)     (% of offering price)
-------------------                                     --------------------     ---------------     ---------------------

Over $1,000,000 or amounts
purchased at NAV                --                      0.75%                    0.25%               1.00%
All other amounts               1.00%                   1.75%                    0.25%               2.00%

(1) Broker percentages and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total broker compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year broker receives 12b-1 service fees quarterly in arrears.

(4) John Hancock Funds may reduce aggregate investments by the amount of recent redemptions.

CDSC revenues collected by John Hancock Funds may be used to pay broker commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time ( 12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC ") to various individuals and institutions as follows:

         o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents, subadviser and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

         o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

         o A former participant in an employee benefit plan with John
         Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

         o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

         o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

         o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

         o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

         o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                             CDSC Rate
         ---------------                             ---------

         $1 to $4,999,999                              1.00%
         Next $5 million to $9,999,999                 0.50%
         Amounts to $10 million and over               0.25%

Class C shares may be offered without a front-end sales charge to:


o    Investments of redemption proceeds from a non-John Hancock mutual fund.

o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.) Also included are plans formerly record kept by John Hancock Signature Services (including 401(k)).

o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)

o An investor who buys through a Merrill Lynch omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.


Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges also are applicable to investments pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and
Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

   oProceeds of 50 shares redeemed at $12 per shares (50 x 12)          $600.00
   o*Minus Appreciation ($12 - $10) x 100 shares                       ( 200.00)
   o Minus proceeds of 10 shares not subject to
     CDSC (dividend reinvestment)                                       (120.00)
                                                                        -------
   oAmount subject to CDSC                                             $ 280.00

   *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.

* Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan, or redemption for fees charged by planners or advisers for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemption of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.


* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.


For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)


*          Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and
           Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.




Please see matrix for some examples.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan       403 (b)          457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Death or Disability     Waived             Waived           Waived           Waived            Waived
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived             Waived           Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived             Waived           Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for         Waived for       Waived for       Waived for        12% of account
(Class B only)          annuity payments   annuity          annuity          annuity           value annually
                        (72t) or 12% of    payments (72t)   payments (72t)   payments (72t)    in periodic
                        account value      or 12% of        or 12% of        or 12% of         payments
                        annually in        account value    account value    account value
                        periodic           annually in      annually in      annually in
                        payments.          periodic         periodic         periodic
                                           payments.        payments.        payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Loans                   Waived             Waived           N/A              N/A               N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived         Not Waived       Not Waived       Not Waived        N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Hardships               Waived             Waived           Waived           N/A               N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived             Waived           Waived           N/A               N/A
Relations Orders
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Termination of          Waived             Waived           Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Return of Excess        Waived             Waived           Waived           Waived            N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes, even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:
---------------------------------------------------------------------

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES


Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Broker"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund and/or John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.


DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. The Trustees have also authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any other class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in the Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes") paid by the Fund, subject to certain provisions and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even thought not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them. The Fund anticipates that it normally will not satisfy this 50% requirement and that, consequently, investors will not be entitled to any foreign tax credits or deductions with respect to their investments in the Fund. If the Fund cannot or does not make this election it will deduct such taxes in computing its taxable income.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extend that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder of the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no realized capital loss carry forwards available to offset future net realized capital gains.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. The Fund would generally have a portion of its distributions treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

Investment in debt obligations that are at risk of or in default presents special tax issues for any fund that holds these obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund if it acquires such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.


The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.


Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Certain options transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its options transactions and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain options transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These options transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.


Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


As of October 31, 2001, the average annual total returns before taxes of the Class A shares of the Fund for the 1 year and 5 year periods and since the commencement of operations on January 3, 1992 were %, % and %, respectively,

As of October 31, 2001, the average annual total returns before taxes of the Class B shares of the Fund for the 1 year, 5 year and 10 year periods were %, % and %, respectively.

As of October 31, 2001, the average annual total returns before taxes of the Class C shares of the Fund for the 1 year period and since the commencement of operations on March 1, 1999 were % and %, respectively.

The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ERV


Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return
         n=       number of years
       ERV=       ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class B shares for the one, five and 10 year periods ended December 31, 2001 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
      ATVD=       ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-year, 5-year, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions and redemption)
         n=       number of years
     ATVDR=       ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-year, 5-year or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return and/or yield will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper-Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as Russell and Wilshire Indices.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing the net investment income per share determined for a 30 day period by the maximum offering price per share (which includes a full sales charge, where applicable) on the last day of such period, according to the following standard formula:

                                             6
                Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                               -------
                                 cd

Where:
           a=   dividends and interest earned during the period.
           b=   net expenses accrued for the period.
           c=   the average daily number of fund shares outstanding
                during the period that would be entitled to receive dividends.
           d=   the maximum offering price per share on the last day of the period (NAV where applicable).

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales, and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. During the fiscal years ended October 31, 1999, 2001 and 2001, the Fund paid $1,687,978, $191,653 and $ in negotiated brokerage commissions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 2001, the Fund paid $164,527 in commissions to compensate brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc. ) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the fiscal year ended October 31, 1999, 2000 and 2001, the Fund paid no brokerage commissions to any Affiliated Broker.


Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, have, as investment advisers to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiation commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.


For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Service an annual fee for Class A shares of $20.00 per shareholder account, for Class B shares of $22.50 per shareholder account and $21.50 for each Class C shareholder account. For Class A, B and C shares, the Fund also pays certain out-of-pocket expenses. These expenses are charged to the Fund by account, aggregated and allocated to each class on the basis of the related net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, portfolio, Foreign Custody Manager and fund accounting services.


INDEPENDENT AUDITORS

The independent auditors of the Fund are __________________________, 160 Federal Street, Boston, Massachusetts 02110. _____________________________ audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

DESCRIPTION OF BOND RATINGS*

Moody's Bond ratings

         Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities .
         Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



*As described by the rating companies themselves.

Standard & Poor's Bond ratings

         AAA. This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

                            COMMERCIAL PAPER RATINGS

Moody's Commercial Paper Ratings

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subjective to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's Commercial Paper Ratings
------------------------------------------

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

FINANCIAL STATEMENTS

                       JOHN HANCOCK SMALL CAP EQUITY FUND


                  Class A, Class B, Class C and Class I Shares
                       Statement of Additional Information

                                  March 1, 2002


This Statement of Additional Information provides information about John Hancock Small Cap Equity Fund (the "Fund") in addition to the information that is contained in the combined Equities Funds' current Prospectus and in the Fund's current Prospectus for Class I shares, (the "Prospectuses"). The Fund is a diversified series of John Hancock Investment Trust II (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS

                                                                            Page

Organization of the Fund..............................................         2
Investment Objective and Policies.....................................         2
Investment Restrictions...............................................        12
Those Responsible for Management......................................        14
Investment Advisory and Other Services................................        19
Distribution Contracts................................................        21
Sales Compensation....................................................        23
Net Asset Value.......................................................        25
Initial Sales Charge on Class A Shares................................        25
Deferred Sales Charge on Class B and Class C Shares...................        28
Special Redemptions...................................................        32
Additional Services and Programs......................................        32
Purchase and Redemptions through Third Parties........................        34
Description of the Fund's Shares......................................        34
Tax Status............................................................        35
Calculation of Performance............................................        40
Brokerage Allocation..................................................        42
Transfer Agent Services...............................................        44
Custody of Portfolio..................................................        45
Independent Auditors..................................................        45
Appendix A- Description of Investment Risk............................       A-1
Appendix B-Description of Bond Ratings................................       B-1
Financial Statements..................................................       F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to November 1, 1998, the Fund was a series of John Hancock Capital Series. Prior to June 1, 1999, the Fund was called John Hancock Special Value Fund. Prior to March 1, 2002, the Fund was called John Hancock Small Cap Value Fund.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund's investment objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing primarily in equity securities that are undervalued when compared to alternative equity investments.


Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities of small-capitalization companies-companies in the capitalization range of the Russell 2000 Index. For this purpose, equity securities include common and preferred stocks and their equivalents (including warrants to purchase and securities convertible into such stocks).

In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash, and cash equivalents.

With respect to the Fund's investment policy of investing at least 80% of its Assets in equity securities of small capitalization companies, "Assets" means net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.


In selecting equity securities for the Fund, the Adviser emphasizes issuers whose equity securities trade at valuation ratios lower than comparable issuers or the Standard and Poor's Composite Index. Some of the valuation tools used include price to earnings, price to cash flow and price to sales ratios and earnings discount models. The Fund's portfolio will also include securities that the Adviser considers to have the potential for capital appreciation, due to potential recognition of earnings power or asset value which is not fully reflected in the securities' current market value. The Adviser attempts to identify investments which possess characteristics, such as high relative value, intrinsic value, going concern value, net asset value and replacement book value, which are as high relative value, intrinsic value, going concern value, net asset value and replacement book value, which are believed to limit sustained downside price risk, generally referred to as the "margin of safety" concept. The Adviser also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria. These issuers often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The Fund's investment policy reflects the Adviser's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exist which the strategically disciplined active equity manager can exploit in seeking to achieve an above-average rate of return.

The Fund's investments may include a significant portion of smaller, less well known issuers. Higher risks are often associated with investments in companies with smaller market capitalizations. These companies may have limited product lines, markets and financial resources, or they may be dependent upon smaller or inexperienced management groups. In addition, trading volume of such securities may be limited, and historically the market price for such securities has been more volatile than securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors. The Fund may not invest more than 5% of assets in any one security (other than securities of the U.S. government, its agencies or instrumentalities).

Under normal conditions, the Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and options contracts).

The Fund invests primarily on stocks of U.S. companies, but may invest up to 15% in a combination of foreign securities and bonds rated as low as CC by S&P or Ca by Moody's and unrated securities of comparable credit quality as determined by the Adviser. The Fund may also invest in certain other types of equity and debt securities, and may make limited use of certain derivative (investments whose value is based on indices or currencies).

Government Securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made the by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the Fund may invest are securities issued by a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Lower Rated High Yield "High Risk" Debt Obligations. Fixed-income securities that are rated below BBB by S&P or Baa by Moody's indicate obligations that are speculative to a high degree and are often in default.

Securities rated lower than Baa by Moody's or BBB by S&P are sometimes referred to as junk bonds. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The credit ratings of Moody's and S&P, such as those ratings described here, may not be changed by Moody's and S&P in a timely fashion to reflect subsequent economic events. The credit ratings or securities do not reflect an evaluation of market risk. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the issuer's ability to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond more to short-term corporate and market developments than do those of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its on going debt obligations. The Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions.

Reduced volume and liquidity in the high yield high risk bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the Fund's investment in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. The Fund also may invest in zero coupon bonds, which have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Both types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Investments in Foreign Securities. As stated above, the Fund may invest up to 15% in a combination of foreign securities and bonds rated as low as CC by S&P or Ca by Moody's and unrated securities of comparable credit quality as determined by the Adviser. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts (GDRs), convertible preferred stocks, preferred stocks and warrants or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

Foreign Currency Transactions. The Fund's foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser and Sub-Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, the Fund will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Advisers will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Advisers the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities Indices. The Fund may purchase and write (sell) call and put options on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options for any non-speculative purpose. These include using options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on a securities index written by the Fund obligates the Fund to make a cash payment reflecting any increase in the index above a specified level to the holder of the option if the option is exercised at any time before the expiration date. A put option on a securities index written by the Fund obligates the Fund to make a cash payment reflecting any decrease in the index below a specified level from the option holder if the option is exercised at any time before the expiration date. Options on securities indices do not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. The Fund may also cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase index call options in anticipation of an increase, or index put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of an index call option would entitle the Fund, in return for the premium paid, to receive a cash payment reflecting any increase in the index above a specified level upon exercising the option during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if the amount of this cash payment exceeded the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of an index put option would entitle the Fund, in exchange for the premium paid, to receive a cash payment reflecting any decrease in the index below a specified level upon exercising the option during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the level of the index decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell various kinds of futures contract on securities indices, and purchase and write call and put options on these futures contracts, for any non-speculative purpose. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. An index futures contract may generally be described as an agreement between two parties to deliver a final cash settlement price based on an increase or decrease in the level of the index above or below a specified level. Unlike some futures contracts, index futures do not involve the physical delivery of securities at the end of trading in the contract.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the contract will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may be based on indices that include securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing index futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase index futures contracts as a substitute for transactions in securities. For example, the fund may engage in these substitution transactions in order to remain fully invested in the stock market while maintaining a sufficient cash position to meet the Fund's liquidity needs.

Options on Futures Contracts. The Fund may purchase and write options on index futures for the same purposes as its transactions in index futures contracts. The purchase of put and call options on index futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying index futures contract at any time during the option period. As the purchaser of an option on a index futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on an index futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on an index futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on index futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in index futures and related options transactions for bona fide hedging or other non-speculative purposes. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long index futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in index futures contracts and options on index futures involve brokerage costs, require margin deposits and, in the case of contracts and options that are economically equivalent to the purchase of securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in index futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's index futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales.  The Fund may not make short sales.
-----------

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate entities secured by real estate or marketable interests therein or issued by companies that invest in real estate or interests therein and may hold and sell real estate acquired by the Fund as the result of ownership of securities.

(2) Make loans, except that the Fund may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider repurchase agreements, the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

(3) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments, options on such futures contracts, forward commitments, forward foreign currency exchange contracts, interest rate or currency swaps, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies. See also nonfundamental (f)

(4) With respect to 75% of the Fund's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

         a. such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         b. such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. See also nonfundamental (g)

(5) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(6) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

(7) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

(8)      Issue senior securities, except as permitted by paragraphs (2), (3) and
         (6) above. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign currency exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policy.

In connection with the lending of portfolio securities under item (2) above, such loans must at all times be fully collateralized and the Fund's custodian must take possession of the collateral either physically or in book entry form. Securities used as collateral must be marked to market daily.

Non-fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) purchase securities on margin or make short sales, except margin deposits in connection with transactions in options, futures contracts, options on futures contracts and other arbitrage transactions.

(b) invest for the purpose of exercising control over or management of any company.

(c) purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
         (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(d)      Invest more than 15% of its net assets in illiquid securities.

(e) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(f)      Purchase or sell currency options or currency futures.

(g) Invest more than 5% of its total assets at time of purchase in any one security (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.


In addition, no Fund may invest either directly or indirectly in any Russian equity. Only certain funds can invest in certain types of Russian debt. These funds are: Active Bond, Income, Investors, High Income, Bond, High Yield Bond, Strategic Income, VA Strategic Income, VA Bond, and VA High Yield Bond. Each of these funds may invest only up to 5% of total assets in: (1) Sovereign Russian Debt and Municipal Fixed Income Securities; (2) that are NOT ruble- denominated;
(3) that are held physically outside of Russia; and (4) have Euroclear settlement.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also Officers and Directors of the Adviser or Officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

Maureen R. Ford *             Trustee, Chairman,            Executive Vice President John
101 Huntington Avenue         President and Chief           Hancock Financial Services, Inc.,
Boston, MA  02199             Executive Officer (1,2)       John Hancock Life Insurance
March 1950                                                  Company; Chairman, Director,
                                                            President and Chief Executive
                                                            Officer, John Hancock Advisers,
                                                            Inc. (the "Adviser") and The
                                                            Berkeley Financial Group, Inc.
                                                            ("The Berkeley Group"); Chairman,
                                                            Director and Chief Executive
                                                            Officer, John Hancock Funds, Inc.
                                                            ("John Hancock Funds"); Chairman,
                                                            Director and President, John
                                                            Hancock Insurance Agency, Inc.
                                                            ("Insurance Agency, Inc.");
                                                            Chairman, Director and Chief
                                                            Executive Officer, Sovereign Asset
                                                            Management Corporation (SAMCorp.);
                                                            Director, Independence Investment
                                                            LLC and Independence Fixed Income
                                                            LLC; Senior Vice President,
                                                            MassMutual Insurance Co. (until
                                                            1999); Senior Vice President,
                                                            Connecticut Mutual Insurance Co.
                                                            (until 1996).

John M. DeCiccio*             Trustee                       Executive Vice President and Chief
P.O. Box 111                                                Investment Officer John Hancock
Boston, MA 02117                                            Financial Services, Inc.; Director,
July 1948                                                   Executive Vice President and Chief
                                                            Investment Officer, John Hancock
                                                            Life Insurance Company; Chairman of
                                                            the Committee of Finance of John
                                                            Hancock Life Insurance Company;
                                                            Director, John Hancock
                                                            Subsidiaries, Inc., Hancock Natural
                                                            Resource Group, Independence
                                                            Investment LLC, Independence Fixed
                                                            Income LLC, The Berkeley Group, the
                                                            Adviser, John Hancock Funds,
                                                            Massachusetts Business Development
                                                            Corporation; Director, Insurance
                                                            Agency Inc. (until 1999) and John
                                                            Hancock Signature Services, Inc.
                                                            (until 1997).

Dennis S. Aronowitz           Trustee                       Professor of Law, Emeritus, Boston
101 Huntington Avenue                                       University School of Law (as of
Boston, MA  02199                                           1996); Director, Brookline Bancorp.
June 1931

Richard P. Chapman, Jr.       Trustee (1)                   Chairman, President, and Chief
101 Huntington Avenue                                       Executive Officer, Brookline
Boston, MA  02199                                           Bancorp. (lending); Trustee,
February 1935                                               Northeastern University
                                                            (education); Director, Depositors
                                                            Insurance Fund, Inc. (insurance).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       15



                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

William J. Cosgrove           Trustee                       Vice President, Senior Banker and
101 Huntington Avenue                                       Senior Credit Officer, Citibank,
Boston, MA  02199                                           N.A. (retired September 1991);
January 1933                                                Executive Vice President, Citadel
                                                            Group Representatives, Inc.;
                                                            Trustee, the Hudson City Savings
                                                            Bank (since 1995).

Richard A. Farrell            Trustee                       President of Farrell, Healer & Co.,
101 Huntington Avenue                                       (venture capital management firm)
Boston, MA  02199                                           (since 1980); Prior to 1980, headed
November 1932                                               the venture capital group at Bank
                                                            of Boston Corporation.

Gail D. Fosler                Trustee                       Senior Vice President and Chief
101 Huntington Avenue                                       Economist, The Conference Board
Boston, MA  02199                                           (non-profit economic and business
December 1947                                               research); Director, Unisys Corp.;
                                                            Director H.B. Fuller Company; and
                                                            DBS Holdings (Singapore) (Banking
                                                            and Financial Services); Director,
                                                            National Bureau of Economic
                                                            Research (academic).

William F. Glavin             Trustee                       President Emeritus, Babson College
101 Huntington Avenue                                       (as of 1997); Vice Chairman, Xerox
Boston, MA  02199                                           Corporation (until June 1989);
March 1932                                                  Reebok, Inc. (since 1994) and Inco
                                                            Ltd.

Dr. John A. Moore             Trustee                       President and Chief Executive
101 Huntington Avenue                                       Officer, Institute for Evaluating
Boston, MA  02199                                           Health Risks, (nonprofit
February 1939                                               institution) (since September
                                                            1989).

Patti McGill Peterson         Trustee                       Executive Director, Council for
101 Huntington Avenue                                       International Exchange of Scholars
Boston, MA  02199                                           (since January 1998), Vice
May 1943                                                    President, Institute of
                                                            International Education (since
                                                            January 1998); Senior Fellow,
                                                            Cornell Institute of Public
                                                            Affairs, Cornell University (until
                                                            December 1997); President Emerita
                                                            of Wells College and St. Lawrence
                                                            University; Director, Niagara
                                                            Mohawk Power Corporation (electric
                                                            utility).

John W. Pratt                 Trustee                       Professor of Business
101 Huntington Avenue                                       Administration Emeritus, Harvard
Boston, MA  02199                                           University Graduate School of
September 1931                                              Business Administration (as of June
                                                            1998).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       16



                              Positions Held                Principal Occupation(s)
Name and Address              With the Company              During the Past Five Years
----------------              ----------------              --------------------------

William L. Braman             Executive Vice President      Executive Vice President and Chief
101 Huntington Avenue         and Chief Investment          Investment Officer, the Adviser and
Boston, MA 02199              Officer (2)                   each of the John Hancock Funds;
December 1953                                               Executive Vice President and Chief
                                                            Investment Officer, Barring Asset
                                                            Management, London UK (until May
                                                            2000).

Richard A. Brown              Senior Vice President and     Senior Vice President and Chief
101 Huntington Avenue         Chief Financial Officer (2)   Financial Officer of the Adviser,
Boston, MA  02199                                           John Hancock Funds, and The
April 1949                                                  Berkeley Group; Second Vice
                                                            President and Senior Associate
                                                            Controller, Corporate Tax
                                                            Department, John Hancock Financial
                                                            Services, Inc. (until January
                                                            2001).

Susan S. Newton               Senior Vice President,        Senior Vice President and Chief
101 Huntington Avenue         Secretary and Chief Legal     Legal Officer the Adviser; John
Boston, MA 02199              Officer                       Hancock Funds; Vice President
March 1950                                                  Signature Services (until May
                                                            2000), The Berkeley Group, NM
                                                            Capital and SAMCorp.

Thomas H. Connors             Vice President and            Vice President and Compliance
101 Huntington Avenue         Compliance Officer            Officer, the Adviser; Vice
Boston, MA  02199                                           President, John Hancock Funds.
September 1959

William H. King               Vice President and Treasurer  Vice President and Assistant
101 Huntington Avenue                                       Treasurer, the Adviser; Vice
Boston, MA 02199                                            President and Treasurer, John
July 1952                                                   Hancock Funds; Assistant Treasurer,
                                                            John Hancock Funds (until June
                                                            2001).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                             Aggregate           Total Compensation From the
                             Compensation        Fund and John Hancock Fund
Independent Trustees         From the Fund(1)    Complex to Trustees(2)
--------------------         ----------------    ---------------------------

Dennis S. Aronowitz
Richard P. Chapman, Jr.*
William J. Cosgrove*
Leland O. Erdahl +
Richard A. Farrell
Gail D. Fosler
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
Total

(1) Compensation is for the fiscal year ended October 31, 2001.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-nine funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-one funds.

+ As of February 28, 2001, Mr. Erdahl resigned as Trustees of the Complex.

*As of December 31, 2001, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $ , Mr. Cosgrove was $ , Mr. Glavin was $ and for Dr. Moore was $ under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of December 3, 2001, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------
                                                       Percentage of total
                                            Class of   Outstanding Shares of the
Name and Address of Shareholder             Shares     Class of the Fund
-------------------------------             --------   -------------------------
--------------------------------------------------------------------------------

MLPF&S For The Sole Benefit of Its Customers    A             13.08%
Attn: Fund Administration 97DA5
4800 Deer Lake Drive E 2nd Flr
Jacksonville FLA 32246-6484

--------------------------------------------------------------------------------
MLPF&S For The Sole Benefit of Its Customers    B             20.12%
Attn: Fund Administration 97DA5
4800 Deer Lake Drive E 2nd Flr
Jacksonville FLA 32246-6484

--------------------------------------------------------------------------------
MLPF&S For The Sole Benefit of Its Customers    C             20.67%
Attn: Fund Administration 97DA5
4800 Deer Lake Drive E 2nd Flr
Jacksonville FLA 32246-6484

--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $30 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies, expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays a monthly fee, which is accrued daily, of 0.70% of the average daily net assets of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

The Adviser voluntarily agreed to limit Fund expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee (as described below under "Distribution contract"), to 0.40% of the Fund's average daily net assets through February 28, 1999. Effective March 1, 1999, the Adviser removed this voluntary limitation on expenses.


For the years ended October 31, 1999, the Adviser's management fee was $502,242, prior to expense reduction. After expense reduction by the Adviser, the Adviser's management fees for the periods ended October 31, 1999 was $393,115. For the year ended October 31, 2000 and 2001, the management fee was $2,806,863 and $ .


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which one of the Advisers renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of their its duties or from its reckless disregard of their obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by vote of a majority to the outstanding voting securities of the Fund and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid the Adviser $12,450, $75,925 and
$          for services under this agreement.


Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") that have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.


Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended October 31, 1999, 2000 and 2001 were $196,007, $773,471 and $
, respectively. Of such amount $30,525, $92,890 and $ was retained by John Hancock Funds. The underwriting commissions for sales of the Fund's Class C shares for the period from May 1, 2000 to October 31, 2000 and for the fiscal year ended October 31, 2001 were $253,429 and $ . The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees for at an aggregate annual rate of up to 0.30% for Class A and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to the respective class of shares. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments it makes or expenses it incurs under the Class A Plan, these expenses will not be carried beyond one year from the date these expenses were incurred. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate Class B and/or Class C Plans at any time. For the fiscal period October 31, 2001 an aggregate of $ distribution expenses or % of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. For the fiscal period October 31, 2001 an aggregate of $ distribution expenses or % of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods.


The Plans were approved by a majority of the voting securities of the Fund. The Plans have also been approved by a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.


Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B or Class C Plans.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year October 31, 2001, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund.


                                                        Expense Items
                                                        -------------


                                  Printing
                                  and Mailing of          Compensation                             Interest, Carrying,
                                  Prospectuses to         to Selling        Expenses of            or other Finance
                 Advertising      New Shareholders        Brokers           John Hancock Funds     Charges
                 -----------      ----------------        ------------      ------------------     -------------------

Class A
Class B
Class C


SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pay compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of broker compensation payments for Class A, Class B and Class C are (1) the 12 b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Whenever you make an investment in the Fund, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual 12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with the sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may make expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.



                                                                                   Broker receives
                                   Sales charge           Broker receives          12b-1 service fee     Total broker
                                   paid by investors      maximum reallowance      (% of net             compensation (1)
Class A investments                (% of offering price)  (% of offering price)    investment) (3)       (% of offering price)
-------------------                ---------------------  ---------------------    ---------------       ---------------------

Up to $49,999                      5.00%                  4.01%                    0.25%                 4.25%
$50,000 - $99,999                  4.50%                  3.51%                    0.25%                 3.75%
$100,000 - $249,999                3.50%                  2.61%                    0.25%                 2.85%
$250,000 - $499,999                2.50%                  1.86%                    0.25%                 2.10%
$500,000 - $999,999                2.00%                  1.36%                    0.25%                 1.60%

Investments
of Class A share of
$1 million or more (4)
----------------------

First $1M - $4,999,999             --                     0.75%                    0.25%                 1.00%
Next $1 - $5M above that           --                     0.25%                    0.25%                 0.50% (2)
Next $1 or more above that         --                     0.00%                    0.25%                 0.25% (2)

                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service fee     Total broker
                                                          reallowance              (% of net             compensation (1)
Class B investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       ---------------------    ---------------       ---------------------

All amounts                        --                     3.75%                    0.25%                 4.00%

                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service fee     Total broker
                                                          reallowance              (% of net             compensation (1)
Class C investments                                       (% of offering price)    Investment) (3)       (% of offering price)
-------------------                                       --------------------     ---------------       ---------------------

Over $1,000,000 or amounts
purchased at NAV                   --                     .75%                     0.25%                 1.00%
All other amounts                  1.00%                  1.75%                    0.25%                 2.00%

                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service         Total broker
                                                          reallowance              fee (% of net         compensation (1)
Class I investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       --------------------     ---------------       ---------------------

All amounts                        --                     0.00%                    0.00%                 0.00% (5)

(1) Broker percentages and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total broker compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year broker receives 12b-1 fees quarterly in arrears.

(4) John Hancock Funds reduce aggregate investments by the amount of recent redemptions.

(5) John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells Class I shares of the Fund. This payment may be up to 0.15% of the amount invested.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Fund; a Director or officer of the Adviser and its affiliates, subadviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, grandparents, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock Funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                           CDSC Rate
         ---------------                           ---------

         $1 to $4,999,999                            1.00%
         Next $5 million to $9,999,999               0.50%
         Amounts to $10 million and over             0.25%

Class C shares may be offered without a front-end sales charge to:

o    Investments of redemption proceeds from a non-John Hancock mutual fund.

o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.) Also included are plans formerly record kept by John Hancock Signature Services (including 401(k)).

o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)

o An investor who buys through a Merrill Lynch omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.


Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current account value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen
(13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including

TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and
Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

Because Class I shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions are available to Class I investors.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to retirement plans had more than 100 eligible employees at the inception of the Fund account.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)         $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                       (200.00)
    oMinus proceeds of 10 shares not subject to
     CDSC (dividend reinvestment)                                       (120.00)
                                                                        -------
    oAmount subject to CDSC                                            $ 280.00

    *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in these circumstances:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan, or redemption for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A or Class C shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.


* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.


For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)


*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.



----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan       403 (b)          457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Death or Disability     Waived             Waived           Waived           Waived            Waived
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived             Waived           Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived             Waived           Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for         Waived for       Waived for       Waived for        12% of account
(Class B only)          annuity payments   annuity          annuity          annuity           value annually
                        (72t) or 12% of    payments (72t)   payments (72t)   payments (72t)    in periodic
                        account value      or 12% of        or 12% of        or 12% of         payments
                        annually in        account value    account value    account value
                        periodic           annually in      annually in      annually in
                        payments.          periodic         periodic         periodic
                                           payments.        payments.        payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Loans                   Waived             Waived           N/A              N/A               N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived         Not Waived       Not Waived       Not Waived        N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Hardships               Waived             Waived           Waived           N/A               N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived             Waived           Waived           N/A               N/A
Relations Orders
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Termination of          Waived             Waived           Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Return of Excess        Waived             Waived           Waived           Waived            N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act of 1940. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may changed or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

Retirement plans participating in Merrill Lynch's servicing programs:
---------------------------------------------------------------------

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund and/or John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I.


The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the class of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act of 1940 or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card, or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's Federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a Federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options and futures contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly-related to the Fund's investment in stock or securities, possibly including certain currency positions or derivatives not used for hedging purposes, may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income (computed without regard to such a loss but after considering the post-October loss regulations) the resulting overall ordinary loss for such a year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes") paid by the Fund, subject to certain provisions and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even thought not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them. The Fund anticipates that it normally will not satisfy this 50% requirement and that, consequently, investors will not be entitled to any foreign tax credits or deductions with respect to their investments in the Fund. If the Fund cannot or does not make this election it will deduct such taxes in computing its taxable income.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Advisers' current investment strategy and whether the Advisers believe it to be in the best interest of the Fund to dispose of portfolio securities or engage in certain other transactions or derivatives that will generate capital gains . At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. This gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed for tax purposes to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his tax return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. Presently, there are no capital loss carryforwards available to offset future net realized capital gains.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its Fund shares may also be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forward or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any Federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of Federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Certain options, futures, and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain foreign currency forwards, options and futures, as ordinary income or loss) and timing of some gains and losses realized by the Fund. Additionally, the Fund may be required to recognized gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Some of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Fund will take into account the special tax rules applicable to options, futures or forward contracts (including consideration of any available elections) in order to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax laws as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under the laws. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of and receipt of distributions from the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


As of October 31, 2001, the average annual total return before taxes of the Class A shares of the Fund for the 1 and 5 year periods and since the commencement of operations on January 3, 1994 were %, % and %, respectively.

As of October 31, 2001, the average annual total return before taxes of the Class B shares of the Fund for the 1 and 5 year periods and since the commencement of operations on January 3, 1994 were %, % and %, respectively.

As of October 31, 2001, the average annual total return before taxes of the Class C shares of the Fund for the 1 period and since the commencement of operations on May 1, 1998 were %,
        %, respectively.

As of October 31, 2001, the average annual total return before taxes of the Class I shares of the Fund for the 1 period and since the commencement of operations on August 15, 2001 were
        %,        %, respectively.

The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ERV


Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return
         n=       number of years
       ERV=       ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class B shares for the one, five and 10 year periods ended December 31, 2001 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
      ATVD=       ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-year, 5-year, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions and redemption)
         n=       number of years
     ATVDR=       ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-year, 5-year or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge, if applicable) on the last day of the period, according to the following standard formula:

                                      6
         Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                        -------
                          cd
Where:

a =      dividends and interest earned during the period.
b =      net expenses accrued during the period.
c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
d = the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return /or yield will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper -Mutual Performance Analysis," a monthly publication which tracks net assets, total return and yield on equity mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risks of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Advisers pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal year end October 31, 1999 and 2000 and 2001, the Fund paid negotiated commissions of $432,002, $1,267,459 and $ , respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 2001, the Fund paid $278,994, in commissions to compensate brokers for research services such as industry, economic and company reviews and evaluations of the securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. For the fiscal years ended May 31, 1999, 2000 and 2001, the Fund paid no brokerage commissions to any Affiliated Broker.


Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to the Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.


For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder account, $22.50 for each Class B shareholder account and $21.50 for each Class C shareholder account. For Class A, B and C shares, the Fund also pays certain out-of-pocket expenses. These expenses are charged to the Fund by account, aggregated and allocated to each class on the basis of their relative net asset values. The Fund pays Signature Services an annual fee of 0.05% of average daily net assets attributable to Class I shares plus certain out-of pocket expenses.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, portfolio, Foreign Custody Manager and fund accounting services.


INDEPENDENT AUDITORS

________________, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information have been audited by ____________________ for the periods indicated in their report, appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

FINANCIAL STATEMENTS

                        JOHN HANCOCK INVESTMENT TRUST II

                                     PART C.


OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article IX of the By-Laws of John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity. Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal          Positions and Offices                Positions and Offices
        Business Address              with Underwriter                     with Registrant
        ----------------              ----------------                     ---------------

Maureen R. Ford                      Director, Chairman                 Trustee, Chairman, President
101 Huntington Avenue            and Chief Executive Officer             and Chief Executive Officer
Boston, Massachusetts

Robert H. Watts                    Director, Executive Vice                     None
John Hancock Place                 President and Chief
P.O. Box 111                       Compliance Officer
Boston, Massachusetts

Susan S. Newton                   Senior Vice President                    Senior Vice President
101 Huntington Avenue                and Secretary                            and Secretary
Boston, Massachusetts

Thomas E. Moloney                     Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                   Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Mark C. Lapman                        Director                                  None
53 State Street
Boston, Massachusetts

John M. DeCiccio                      Director                                  Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                 Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

James V. Bowhers                     President                                  None
101 Huntington Avenue
Boston, Massachusetts

Keith F. Hartstein                 Executive Vice President                     None
101 Huntington Avenue
Boston, Massachusetts

Richard A. Brown                   Senior Vice President,                      Senior Vice President,
101 Huntington Avenue              Chief Financial Officer                     Chief Financial Officer
Boston, Massachusetts              and Treasurer                               and Treasurer



                                      C-3


       Name and Principal          Positions and Offices                  Positions and Offices
       ------------------          ---------------------                  ---------------------
        Business Address              with Underwriter                     with Registrant
        ----------------              ----------------                     ---------------

Karen F. Walsh                     Vice President                               None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                        Vice President                               None
101 Huntington Avenue
Boston, Massachusetts

Jeffrey H. Long                    Vice President, Controller                   None
101 Huntington Avenue              and Assistant Treasurer
Boston, Massachusetts

Kristine McManus                   Vice President                               None
101 Huntington Avenue
Boston, Massachusetts

Thomas H. Connors                  Vice President                             Vice President
101 Huntington Avenue                                                         and Compliance
Boston, Massachusetts                                                            Officer

William H. King                    Vice President                             Vice President
101 Huntington Avenue              and Assistant Treasurer                    and Treasurer
Boston, Massachusetts


         (c)      None.


Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

                Not applicable.

Item 30.  Undertakings.

                Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of December, 2001.

                            JOHN HANCOCK INVESTMENT TRUST II


                            By:            *
                                 ----------------------
                                 Maureen R. Ford
                                 Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                Signature                             Title                         Date
                ---------                             -----                         ----


        *
------------------------                    Trustee, Chairman, President
Maureen R. Ford                             and Chief Executive Officer

        *                                   Senior Vice President and
------------------------                    Chief Financial Officer
Richard A. Brown

/s/William H. King                          Vice President, Treasurer             December 27, 2001
------------------------                    (Chief Accounting Officer)
William H. King

________*_______________                    Trustee
Dennis S. Aronowitz

________*_______________                    Trustee
Richard P. Chapman, Jr.

________*_______________                    Trustee
William J. Cosgrove

________*_______________                    Trustee
John M. DeCiccio

________*_______________           Trustee
Richard A. Farrell

________*_______________           Trustee
Gail D. Fosler

_________*______________           Trustee
William F. Glavin

________*________________          Trustee
John A. Moore

_________*_______________          Trustee
Patti McGill Peterson

_________*_______________          Trustee
John W. Pratt



By:      /s/Susan S. Newton                                  December 27, 2001
         ------------------
         Susan S. Newton,
         Attorney-in-Fact.
         Power of Attorney dated
         June 23, 2001 and
         Power of Attorney dated
         September 12, 2001
         filed herewith.

Panel A
-------
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
-------
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust



                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.


                                               /s/Richard A. Brown
                                               -------------------
                                               Richard A. Brown
                                               Chief Financial Officer



Commonwealth of Massachusetts                             )ss
----------------------------------------------------------
COUNTY OF Suffolk                                         )
          ------------------------------------------------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                 /s/Erika L. Nager
                                 -----------------
                                 Notary Public

                                 My Commission Expires:  June 14, 2007
                                                         -------------


s:\general\prwattn\01June23.doc

John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


                                POWER OF ATTORNEY

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM h. KING, and AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



/s/ Maureen R. Ford                                  /s/Gail D. Fosler
-------------------                                  -----------------
Maureen R. Ford, as Chairman and Chief               Gail D. Fosler
Exective Officer

/s/John M. DeCiccio                                  /s/William F. Glavin
-------------------                                  --------------------
John M. DeCiccio, as Trustee                         William F. Glavin

/s/Dennis S. Aronowitz                               /s/John A. Moore
----------------------                               ----------------
Dennis S. Aronowitz                                  John A. Moore

/s/Richard P. Champman, Jr.                          /s/Patti McGill Peterson
---------------------------                          ------------------------
Richard P. Chapman, Jr.                              Patti McGill Peterson

/s/William J. Cosgrove                               /s/John W. Pratt
----------------------                               ----------------
William J. Cosgrove                                  John W. Pratt

/s/Richard A. Farell
--------------------
Richard A. Farrell

COMMONWEALTH OF MASSACHIUSETTS)
------------------------------
                              )ss
COUNTY OF SUFFOLK             )
-----------------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                 /s/Erika Nager
                                 --------------
                                 Notary Public

                                 My Commission Expires:  June 14, 2007
                                                         -------------


s:\general\prwattn\01Sept12.doc

                        John Hancock Investment Trust II

                               (File no. 2-90305)

                                INDEX TO EXHIBITS

99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated July 1, 1996.**

99.(a).1 Abolition of John Hancock Gold and Government Fund Class A and Class B dated August 27, 1996***

99.(a).2 Abolition of John Hancock Managed Tax-Exempt Fund effective December
         6, 1996.+

99.(a).3 Instrument Changing Name of Trust effective November 13, 1996.+

99.(a).4 Abolition of John Hancock Disciplined Growth Fund effective December
         5, 1997.+

99.(a).5 Instrument Changing Name of Trust dated July 1, 1996.****

99.(a).6 Abolition of John Hancock Sovereign U.S. Government Income Fund Class A and Class B dated August 27, 1996.***

99.(a).7 Establishment and Designation of Class A, Class B and Class C shares of
         Beneficial Interest of Special Value Fund effective October 31, 1998.*****

99.(a).8 Amendment of Section 5.11 and Establishment and Designation of Class C
         Shares of Beneficial Interest of John Hancock Financial Industries Fund and John Hancock Regional Bank Fund effective March 1, 1999.*******

99.(a).9 Instrument Changing name of series of shares of the Trust effective
         June 1, 1999.********

99.(a).10 Instrument Fixing the number of Trustees and appointing individual to fill vacancy dated December 7, 1999.#

99.(a).11 Amendment of Section 5.11 and Establishment and Designation of Class I shares of Beneficial Interest of John Hancock Financial Industries Fund effective March 1, 2001.###

99.(a).12 Amendment of Section 5.11 and Establishment and Designation of Class I shares of Beneficial Interest of John Hancock Small Cap Value Fund effective August 15, 2001.+

99.(b)   By-Laws.  Amended and Restated By-Laws dated December 3, 1996.*****

99.(c) Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Advisory Agreement between John Hancock Financial Industries Fund, John Hancock Regional Bank Fund and John Hancock Advisers, Inc. dated July 1, 1996**

99.(d).1 Investment Management Contract between John Hancock Special Value Fund and John Hancock Advisers, Inc. dated October 31, 1998.+

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. and the Registrant dated November 13, 1996.***

99.(e).1 Form  of  Soliciting  Dealer  Agreement  between  John  Hancock  Broker
         Distribution Services, Inc. and Selected Dealers.******

99.(e).2 Form of Financial  Institution Sales and Service Agreement between John
         Hancock Funds, Inc. and the John Hancock funds.*

99.(e).3 Amendment to Distribution Agreement between Registrant on behalf of John Hancock Special Value Fund and John Hancock Advisers, Inc. dated October 31, 1998.+

99.(f)   Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g) Custody Agreement between John Hancock Mutual Funds and The Bank of New York dated September 12, 2001.+

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock funds and John Hancock Signature Services, Inc. dated June 1, 1998.******

99.(h).1 Accounting and Legal Services Agreement.********

99.(h).2 Service Agreement between Charles Schwab & Co., Inc. and John Hancock
         Financial Industries and Small Cap Value Funds.##

99.(i)   Legal Opinion.+

99.(j)   Auditor's Consent.

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


99.(j).1 Other Opinions. Morningstar Mutual Funds Values.*

99.(k)   Omitted Financial Statements. Not Applicable.

99.(l)   Initial Capital Agreements.  Not Applicable.

99.(m) Rule 12b-1 Plans. Distribution Plan between John Hancock Regional Bank Fund, Classes A and B and John Hancock Funds, Inc. dated June 3, 1997.****

99.(m).1 Distribution  Plan  between  John Hancock  Financial  Industries  Fund,
         Classes A and B and John Hancock Funds, Inc. dated June 3, 1997.****

99.(m).2 Class C Distribution Plans between John Hancock Financial Industries
         Fund and John Hancock Regional Bank Fund, dated March 1, 1999.********

99.(m).3 Distribution Plans between John Hancock Special Value Fund, Class A,
         Class B and Class C, dated October 31, 1998.+

99.(n)   Financial Data Schedule. Not Applicable.

99.(o) Rule 18f-3 Plan. John Hancock Funds Class A and Class B amended and restated Multiple Class Plan pursuant to Rule 18f-3 for each of the funds in the Trust.*****

99.(o).1 John Hancock Funds Class A, Class B and Class C amended and restated
         Multiple Class Plan pursuant to Rule 18f-3 for each of the funds in the Trust.*****

99.(p)   Code of Ethics: John Hancock Advisers and each of the John Hancock
         Funds.##

* Previously filed electronically with Registration Statement and/or post-effective amendment no. 32 file nos. 811-3999 and 2-90305 on February 27, 1995, accession number 0000950135-95-000311.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 36 file nos. 811-3999 and 2-90305 on September 3, 1997, accession number 0001010521-96-000152.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 37 file nos. 811-3999 and 2-90305 on February 26, 1997, accession number 0001010521-97-000224.

**** Previously filed electronically with Registration Statement and/or post-effective amendment no. 38 file nos. 811-3999 and 2-90305 on February 26, 1998, accession number 0001010521-98-000198.

***** Previousley filed with Registration Statement and/or post-effective amendment no. 39 file no. 811-3999 and 2-90305 on August 14, 1998, accessin number 0001010521-98-000302.

****** Previously filed with Registration Statement and/or post-effective amendment no. 41, file nos. 811-3999 and 2-90305 on December 21, 1998, accession number 0001010521-98-000396.

******* Previously filed with Registration Statement and/or post-effective amendment no. 42, file nos. 811-3999 and 2-90305 on February 24, 1999, accession number 0001010521-99-000138.

******** Previously filed with Registration Statement and/or post-effective amendment no. 43, file nos. 811-3999 and 2-90305 on December 22, 1999, accession number 0001010521-99-000386.

# Previously filed with Registration Statement and/or post-effective amendment no. 44, file nos. 811-3999 and 2-90305 on February 25, 2000, accession number 0001010521-00-000198.

## Previously filed with Registration Statement and/or post-effective amendment no. 45, file nos. 811-3999 and 2-90305 on December 13, 2000, accession number 0001010521-00-000484.

### Previously filed with Registration Statement and/or post-effective amendment no. 46, file nos. 811-3999 and 2-90305 on February 27, 2001, accession number 0001010521-01-000178.

#### Previously filed with Registration Statement and/or post-effective amendment no. 49, file nos. 811-3999 and 2-90305 on August 9, 2001, accession number 0001010521-01-500124.

+       Filed herewith.
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